As filed with the Securities and Exchange Commission on May 1, 2000
                                                              File No. 333-78489

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 1
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
                              (Exact Name of Trust)

                         COLUMBUS LIFE INSURANCE COMPANY
                               (Name of Depositor)

                             400 EAST FOURTH STREET
                             CINCINNATI, OHIO 45202
          (Complete Address of Depositor's Principal Executive Offices)

                  Please send copies of all communications to:
          DONALD J. WUEBBLING, ESQ.                  KAREN M. MCLAUGHLIN, ESQ.
       Columbus Life Insurance Company                   Frost & Jacobs LLP
           400 East Fourth Street                         2500 PNC Center
           Cincinnati, Ohio 45202                      201 East Fifth Street
   (Name and Address of Agent for Service)             Cincinnati, Ohio 45202

It is proposed that this filing will become effective (check appropriate box):

 /X/ On May 1, 2000 pursuant to paragraph (b).

 / / 60 days after filing pursuant to paragraph (a)(1).

 / / On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

 This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      AN INDEFINITE AMOUNT OF INTERESTS IN
            COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1 UNDER
    COLUMBUS LIFE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                     (Title of Securities Being Registered)

                     RECONCILIATION AND TIE BETWEEN ITEMS IN
                         FORM N-8B-2 AND THE PROSPECTUS

                         COLUMBUS LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT 1


        FORM N-8B-2*                          CAPTION IN PROSPECTUS**


        Item 1                                Cover Page
        Item 2                                Columbus Life Insurance Company and Separate Account 1
        Item 3                                Not Applicable****
        Item 4                                Service Providers
        Item 5                                Columbus Life Insurance Company and Separate Account 1
        Item 6                                Columbus Life Insurance Company and Separate Account 1
        Item 7                                Not Required***
        Item 8                                Not Required***
        Item 9                                Not Applicable****
        Item 10                               Purchasing Your Policy
                                              Borrowing Your Money
                                              Withdrawing Your Money
                                              Death Benefits
                                              Payment of Policy Proceeds
                                              Charges
                                              Continuation of Your Policy
                                              Other Information About Your Policy
                                              Premium Payments
                                              Voting Rights
                                              Columbus Life Insurance Company and Separate Account 1
                                              Information About the Investment Options
                                              Allocation of Net Premiums
                                              Transferring Your Money
                                              Riders
                                              Tax Matters
        Item 11                               Information About the Investment Options
        Item 12                               Service Providers
        Item 13                               Policy at a Glance
                                              Borrowing Your Money
                                              Withdrawing Your Money
                                              Death Benefits
                                              Charges
                                              Riders
                                              Information About the Investment Options
                                              Service Providers


        FORM N-8B-2*                          CAPTION IN PROSPECTUS**


        Item 14                               Purchasing Your Policy
                                              Riders
                                              Other Information About Your Policy
        Item 15                               Purchasing Your Policy
                                              Premium Payments
                                              Allocation of Net Premiums
                                              Transferring Your Money
                                              Other Information About Your Policy
                                              Information About the Investment Options
                                              Valuation of Your Investment
        Item 16                               Allocation of Net Premiums
                                              Transferring Your Money
                                              Borrowing Your Money
                                              Withdrawing Your Money
                                              Charges
                                              Information About the Investment Options
                                              Valuation of Your Investment
        Item 17                               Purchasing Your Policy
                                              Borrowing Your Money
                                              Withdrawing Your Money
                                              Death Benefits
                                              Payment of Policy Proceeds
                                              Charges
                                              Continuation of Your Policy
                                              Other Information About Your Policy
                                              Riders
        Item 18                               Valuation of Your Investment
                                              Columbus Life Insurance Company and Separate Account 1
        Item 19                               Other Information About Your Policy
        Item 20                               Not Applicable****
        Item 21                               Borrowing Your Money
                                              Continuation of Your Policy
        Item 22                               Not Applicable****
        Item 23                               Columbus Life Insurance Company and Separate Account 1
        Item 24                               Information About the Investment Options
                                              Valuation of Your Investment
        Item 25                               Columbus Life Insurance Company and Separate Account 1
        Item 26                               Not Applicable****
        Item 27                               Columbus Life Insurance Company and Separate Account 1
        Item 28                               Columbus Life Insurance Company and Separate Account 1
        Item 29                               Columbus Life Insurance Company and Separate Account 1
        Item 30                               Not Applicable****
        Item 31                               Not Applicable****


        FORM N-8B-2*                          CAPTION IN PROSPECTUS**


        Item 32                               Not Applicable****
        Item 33                               Not Applicable****
        Item 34                               Not Applicable****
        Item 35                               Purchasing Your Policy
                                              Service Providers
        Item 36                               Not Required***
        Item 37                               Not Applicable****
        Item 38                               Service Providers
        Item 39                               Service Providers
        Item 40                               Not Applicable****
        Item 41                               Service Providers
        Item 42                               Not Applicable****
        Item 43                               Not Applicable****
        Item 44                               Charges
                                              Valuation of Your Investment
                                              Premium Payments
        Item 45                               Not Applicable****
        Item 46                               Payments of Policy Proceeds
                                     Charges
                                              Valuation of Your Investment
        Item 47                               Information about the Investment Options
        Item 48                               Not Applicable****
        Item 49                               Not Applicable****
        Item 50                               Columbus Life Insurance Company and Separate Account 1
        Item 51                               Columbus Life Insurance Company and Separate Account 1
                                              Death Benefits
                                     Riders
                                              Other Information About Your
                                              Policy Payment of Policy Proceeds
                                              Purchasing Your Policy Premium
                                              Payments Borrowing Your Money
                                              Withdrawing Your Money
                                              Continuation of Your Policy Other
                                              Information About Your Policy
                                              Charges Valuation of Your
                                              Investment
        Item 52                               Information About the Investment Options
        Item 53                               Tax Matters
        Item 54                               Not Applicable****
        Item 55                               Not Applicable****
        Item 56                               Not Required***
        Item 57                               Not Required***


        FORM N-8B-2*                          CAPTION IN PROSPECTUS**


        Item 58                               Not Required***
        Item 59                               Not Required***


* Registrant includes this Reconciliation and Tie Statement in this Post-Effective Amendment to its Registration Statement in compliance with Instruction 4 as to the Prospectus as set out in Form S-6. Pursuant to Sections 8 and 30(b)(1) of the Investment Company Act of 1940, Rule 30a-1 under that Act, and Forms N-8B-2 and N-SAR under that Act, Registrant will keep its Form N-8B-2 Registration Statement current through the filing of periodic reports required by the Securities and Exchange Commission.

** Caption in Prospectus, to the extent relevant to this Form. Certain items are not relevant pursuant to the administrative practice of the Commission and its staff of adapting the disclosure requirements of the Commission's registration statement forms in recognition of the differences between variable life insurance policies and other periodic payment plan certificates issued by investment companies and between separate accounts organized as management companies and unit investment trusts.

*** Not required pursuant to Instruction 1(a) as to the Prospectus as set out in Form S-6.

**** Omitted from the Prospectus pursuant to Instruction 3 as to the Prospectus as set out in Form S-6.

                         Columbus Life Flexible Premium
                    Variable Universal Life Insurance Policy
                         Columbus Life Insurance Company
                               Separate Account 1

                                   Prospectus

                                   May 1, 2000

This Prospectus describes the Columbus Life Flexible Premium Variable Universal Life Insurance Policy (Policy) and the investment options available to Policy owners. It contains information you should know before purchasing a Policy and selecting your investment options. Please read this Prospectus carefully and keep it for future reference.

The Policy is issued by Columbus Life Insurance Company (Columbus Life). The Policy is an investment alternative that offers you:

      o     Life insurance protection

      o     Flexible premium payments

      o     Flexible benefits

      o     Optional coverages

      o     Tax-deferred earnings

      o     Access to your funds through withdrawals and loans

      o     19 investment options


The description of the Policy in this Prospectus is subject to the specific terms of your Policy as it contains specific contractual provisions and conditions. If the terms of your Policy differ from the description of the Policy in the Prospectus, you should rely on the terms in your Policy.


You tell us how to invest your premium payments among the investment options. Your investment options include the following Sub-Accounts of Separate Account 1:

o     AIM V.I. Growth

o     AIM V.I. Government Securities

o     Alger American Small Capitalization

o     Alger American Growth


o     Deutsche VIT Equity 500 Index


o     MFS VIT Emerging Growth

o     MFS VIT Growth with Income

o     PIMCO Long-Term U.S. Government

o     Touchstone Small Cap Value

o     Touchstone Emerging Growth

o     Touchstone International Equity




o     Touchstone High Yield

o     Touchstone Value Plus

o     Touchstone Growth & Income

o     Touchstone Enhanced 30

o     Touchstone Balanced

o     Touchstone Bond

o     Touchstone Standby Income

The Fixed Account is an additional investment option. It is a fixed-rate option, backed by the general assets of Columbus Life.

The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains certain other material that is legally part of the registration statement for Columbus Life Insurance Company Separate Account 1 (Separate Account 1) and other information about Separate Account 1. You can also view these documents at the Public Reference Room of the Securities and Exchange Commission or obtain copies, for a fee, by writing to the Public Reference Room of the Securities and Exchange Commission, 450 Fifth Street N.W., Washington, D.C. 20549. You can also call the Securities and Exchange Commission at 800.SEC.0330.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Policies or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Policy is not a deposit or obligation of any bank. No bank has guaranteed or endorsed the Policy. The Policy is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, the National Credit Union Share Insurance Fund or any other agency.

Each Sub-Account invests in a corresponding Fund that may have a name and/or investment objective that is very similar to the name of a publicly available mutual fund managed by the same advisor and sub-advisor. The Funds in which the Sub-Accounts invest are not publicly available and will not have the same performance as those publicly available mutual funds. Different performance will result from differences in various factors that affect the operation of a Fund, such as implementation of the Fund's investment policies, Fund expenses and size of the Fund. In addition, your investment return from your Policy will be less than the investment return of a shareholder in the publicly available mutual funds because you will pay additional charges related to your Policy, such as premium tax charges and mortality and expense risk charges.

Investments in variable life insurance policies involve investment risk, including possible loss of principal and interest.

                                TABLE OF CONTENTS

POLICY AT A GLANCE ........................................................    4
SUMMARY ...................................................................    7
PURCHASING YOUR POLICY ....................................................   11
PREMIUM PAYMENTS ..........................................................   13
ALLOCATION OF NET PREMIUMS ................................................   16
TRANSFERRING YOUR MONEY ...................................................   19
BORROWING YOUR MONEY ......................................................   22
WITHDRAWING YOUR MONEY ....................................................   24
DEATH BENEFITS ............................................................   26
PAYMENT OF POLICY PROCEEDS ................................................   30
CHARGES ...................................................................   34
CONTINUATION OF YOUR POLICY ...............................................   40
RIDERS ....................................................................   43
OTHER INFORMATION ABOUT YOUR POLICY .......................................   50
INFORMATION ABOUT THE INVESTMENT OPTIONS ..................................   55
VALUATION OF YOUR INVESTMENT ..............................................   66
PERFORMANCE INFORMATION ...................................................   68
VOTING RIGHTS .............................................................   69
COLUMBUS LIFE INSURANCE COMPANY AND SEPARATE ACCOUNT 1 ....................   70
SERVICE PROVIDERS .........................................................   75
TAX MATTERS ...............................................................   77
OTHER GENERAL INFORMATION .................................................   86
SUPPLEMENT A - POLICY ILLUSTRATION ........................................  A-1
SUPPLEMENT B - TABLE OF APPLICABLE DEATH BENEFIT FACTORS ..................  B-1
SUPPLEMENT C - TABLE OF COST OF INSURANCE CHARGES .........................  C-1
SUPPLEMENT D - TABLE OF SURRENDER CHARGES .................................  D-1
SUPPLEMENT E - CONTINUATION PROVISIONS ....................................  E-1
SUPPLEMENT F - VALUATION PROCEDURES .......................................  F-1
COLUMBUS LIFE INSURANCE COMPANY FINANCIAL STATEMENTS ......................    i
GLOSSARY ..................................................................  G-1

                               POLICY AT A GLANCE

The following is a snapshot of the Policy. Please refer to the Policy and the remainder of the Prospectus for further details and other information. See Supplement A for Illustrations of how various aspects of the Policy and investment performance can affect your Policy.

PREMIUM PAYMENTS AND WITHDRAWALS
--------------------------------

Minimum Amounts
    Premiums                      Depends on the Insured's Attained Age, gender
                                  and underwriting class and the Specified
                                  Amount of insurance coverage
    Withdrawals                   $500

INSURANCE BENEFITS
------------------

Death Benefits
    Option 1 Greater of Specified Amount or the applicable multiple of your Account Value
    Option 2 Greater of Specified Amount plus Account Value or the applicable multiple of your Account Value

Minimum Issue Limit
    Preferred                     $100,000
    Standard                      $25,000
Minimum Increase or               $25,000, subject to Minimum Issue Limit
  Decrease in Coverage            restrictions

Riders
    Included Rider*               Accelerated Death Benefit
    Optional Riders               Accidental Death
                                  Insured Insurability
                                  Disability Credit
                                  Children's Term
                                  Other Insured

TRANSFERS
---------

Number of Free Transfers          12 times between Sub-Accounts per Policy Year;
                                  1 time from the Fixed Account per Policy Year
                                  (25% limitation in the first 4 years) or 1 time to the Fixed Account per Policy Year
                                  (restrictions do not apply to transfers made under the Dollar Cost Averaging Program)

Minimum Amount of Transfer        $250 or the total amount in the Sub-Accounts,
                                  whichever is less

LOANS
-----

Loan Amount
    Minimum                       None
    Maximum                       90% of the Cash Surrender Value, less any
                                  Indebtedness and less the next 2 Monthly
                                  Deductions and Monthly Expense Charges
Interest Rate                     6.50% (maximum of 8.00%)

*     Where permitted by state law.

POLICY CHARGES AND DEDUCTIONS
-----------------------------

Percent of Premium Charges
    Premium Expense Charges       4.75% (maximum of 5.50%) of premium payments
    Tax Charges                   Varies by state of residence (maximum of 3.50%
                                  of premium payments)

Monthly Deductions from Account Value
    Cost of Insurance Charges     Depends on the Insured's Attained Age, gender
                                  and underwriting class, and your Specified
                                  Amount, Account Value and death benefit option

    Monthly Expense Charges       $6.00 (maximum of $7.00)

    Rider Charges
      Accelerated Death Benefit   No charge until advance of funds (and then the
                                  only charge is interest on the advance)
      Accidental Death            Depends on the Insured's Attained Age and
                                  selected Accidental Death Benefit Amount
      Insured Insurability        Depends on the Insured's Attained Age and
                                  selected Insured Insurability Option Amount
      Disability Credit           Depends on the Insured's Attained Age and
                                  selected Credit Amount
      Children's Term             Depends on selected Children's Term Benefit
                                  Amounts
      Other Insured               Depends on each Other Insured's Attained Age,
                                  gender and underwriting class and selected
                                  Other Insured Benefit Amounts

Separate Account Charges
    Mortality and Expense         0.90% effective annual rate (maximum of 1.00%)
    Risk Charge                   deducted daily from the Accumulation Unit
                                  Value of each Sub-Account

Transaction Charges
    Transfer Charges              $0 for first 12 transfers among Sub-Accounts
                                  each Policy Year; $10 for each additional transfer in a Policy Year--deducted from Account Value at time of transfer


    Surrender Charges
    Full Surrender                Applies during the first 14 years since your
                                  Policy Date or since the date of any increase in Specified Amount if you surrender your Policy, or if it terminates at the end of a Grace Period because no continuation provision applies and we did not receive sufficient premium to keep it in effect - the full surrender charge shown in your most recent
                                  Policy Schedule and in Supplement D to this prospectus is deducted from Account Value at time of surrender (maximum of $44.90 per $1,000 decrease in Specified Amount)

    Other Decrease in             Applies during the first 14 years since your
    Specified Amount (Upon        Policy Date or since the date of any increase
    Your Request or as a          in Specified Amount if you request a decrease
    Result of Partial             in Specified  Amount, or the Specified Amount
    Surrender or Withdrawal)      decreases as a result of partial surrender or
                                  withdrawal - a pro rata portion of the full surrender charge shown in your most recent
                                  Policy schedule and in Supplement D to this prospectus is deducted from Account Value at time of surrender or withdrawal (maximum of $44.90 per $1,000 decrease in Specified
                                  Amount), plus a $50 withdrawal fee for your second and each additional withdrawal in a Policy Year.

FUND EXPENSES
-------------

                                                                                Total Expenses    Total Expenses
                                                                     Other       After Expense    Before Expense
                                                   Advisor Fees    Expenses      Reimbursement     Reimbursement
                                                   ------------    --------      -------------     -------------
AIM Variable Insurance Funds, Inc.
   (Advisor--AIM Advisors, Inc.)
   AIM V.I. Growth Fund*                                0.63%        0.10%            0.73%          0.73%
   AIM V.I. Government Securities Fund*                 0.50%        0.40%            0.90%          0.90%

The Alger American Fund
   (Advisor--Fred Alger Management, Inc.)
   Alger American Small Capitalization Portfolio*       0.85%        0.05%            0.90%          0.90%
   Alger American Growth Portfolio*                     0.75%        0.04%            0.79%          0.79%


Deutsche Asset Management VIT Funds
   (Advisor--Bankers Trust Company)
   Deutsche VIT Equity 500 Index Fund+                  0.20%        0.10%            0.30%          0.43%(a)


MFS Variable Insurance Trust
   (Advisor--Massachusetts Financial Services Company)
   MFS VIT Emerging Growth Series*                      0.75%        0.09%            0.84%          0.84%(b)
   MFS VIT Growth with Income Series*                   0.75%        0.13%            0.88%          0.88%(b)

PIMCO Variable Insurance Trust
   (Advisor--Pacific Investment Management Company)
   PIMCO Long-Term U.S. Government Portfolio*           0.40%        0.25%            0.65%          0.71%(c)

Touchstone Variable Series Trust
   (Advisor--Touchstone Advisors, Inc.)
   Touchstone Small Cap Value Fund+                     0.80%        0.20%            1.00%          2.03%(d)
   Touchstone Emerging Growth Fund*                     0.80%        0.35%            1.15%          1.42%(d)
   Touchstone International Equity Fund*                0.95%        0.30%            1.25%          1.84%(d)


   Touchstone High Yield Fund+                          0.60%        0.20%            0.80%          1.53%(d)
   Touchstone Value Plus Fund*                          0.75%        0.40%            1.15%          2.37%(d)
   Touchstone Growth & Income Fund+                     0.80%        0.05%            0.85%          1.28%(d)
   Touchstone Enhanced 30 Fund+                         0.65%        0.10%            0.75%          1.77%(d)
   Touchstone Balanced Fund*                            0.80%        0.10%            0.90%          1.35%(d)
   Touchstone Bond Fund+                                0.55%        0.20%            0.75%          1.07%(d)
   Touchstone Standby Income Fund*                      0.25%        0.25%            0.50%          0.87%(d)


* The fee and expense figures shown for the Fund are based on amounts incurred during the fiscal year ended December 31, 1999.

+ Since the Touchstone Growth & Income Fund, the Touchstone Bond Fund, the Touchstone Small Cap Value Fund, the Touchstone High Yield Fund and the Touchstone Enhanced 30 Fund commenced operations in 1999, expenses for these funds are based on estimates.

(a) Bankers Trust Company has agreed to waive its advisory fee and to reimburse the Deutsche VIT Equity 500 Index Fund so that the Fund's total operating expenses will not exceed 0.30%.

(b) The custodian for each of the MFS Funds has agreed to an expense offset arrangement if expenses reach a certain level. The MFS Funds may also have other agreements that reduce the expenses actually paid by the MFS Funds. For example, prior to October 2, 1998, Massachusetts Financial Services Company had agreed to waive certain fees or reimburse the MFS Growth with Income Series so that its expenses did not exceed a specified level.

(c) Pacific Investment Management Company has agreed to reduce its administrative fee, subject to potential future reimbursement, to the extent that the total expenses of the PIMCO Long-Term U.S. Government Portfolio would exceed 0.65%.

(d) During 1999, fee waiver and expense reimbursement arrangements had the effect of reducing expenses actually paid by each Touchstone Fund. Touchstone Advisors, Inc. has agreed to waive certain fees or reimburse each Touchstone Fund so that the Fund's total expenses do not exceed the percentage set forth in the "Total Expenses After Expense Reimbursement" column for the Fund. These agreements will remain in place until at least December 31, 2000.

                                     SUMMARY

This summary answers some basic questions about the Policy. Because this is a summary, please read the Policy and the remainder of the Prospectus for more details and other information. If the terms of your Policy differ from the description of the Policy in this Prospectus, you should rely on the terms of your Policy.

What Kind of Life Insurance is the Policy?

The Policy is a flexible premium, variable universal life insurance policy. The Policy is called "flexible premium" because you can change the amount and frequency of your premium payments, within certain limits. The Policy is called "variable" life insurance because your Cash Surrender Value and your Death Benefit can vary because your Account Value will vary.

Can I Obtain Personalized Illustrations Demonstrating How the Policy Might Work?

Yes, we will furnish, upon request and free of charge, a personalized illustration reflecting the proposed Insured's Attained Age, gender and underwriting class. We may charge a reasonable fee for additional illustrations.

How Do I Purchase a Policy?

You can apply for a Policy by contacting your insurance agent. We will not issue a Policy that insures a person who does not meet our underwriting standards. We will also not issue a Policy that insures a person who will be over 85 years of age on the date the Policy is issued. Insurance coverage under your Policy begins on the effective date of your Policy.

How Much Life Insurance Can I Purchase?

The minimum amount of life insurance you must purchase depends on which premium classification applies to your application. If you qualify for our "preferred" premium classification, the minimum amount of insurance you must purchase is $100,000; otherwise it is $25,000. We call this minimum amount of insurance the "Minimum Issue Limit."

We call the amount of insurance that you request the "Specified Amount."

You can request a change to your Specified Amount at any time after the first Policy Year. We must approve each request. You cannot decrease your Specified Amount below your Minimum Issue Limit. Surrender charges may apply to decreases in your Specified Amount.

What Insurance Protection Does the Policy Offer?

The Policy provides life insurance on the Insured. We will pay the Beneficiary the Death Proceeds when the Insured dies. The Death Proceeds include the Death Benefit under the Policy plus any insurance provided by riders to the Policy.

The Death Benefit will never be lower than your Specified Amount less any Indebtedness. Depending on the Insured's age and your Account Value, the Death Benefit could be higher than your Specified Amount. The amount of the Death Benefit also depends on the death benefit option you selected. We offer 2 death benefit options--Option 1 and Option 2.

Option 1 emphasizes the potential growth of your Account Value. If you select Option 1, any increase in your Account Value will decrease the risk to us relative to the death benefit we must pay when the Insured dies and will decrease your cost of insurance.

Option 2 emphasizes the potential growth of your Death Benefit. If you select Option 2, any increase in your Account Value will increase the amount of your Death Benefit. Your cost of insurance will be higher under Option 2.

How Much are the Premium Payments?

When you purchase your Policy, you tell us how much you plan to pay and how often you plan to pay. This is called your Planned Premium. The amount and frequency of your Planned Premium is shown in your Policy Schedule. Generally, you would continue to make Planned Premium payments until the Insured reaches 100 years of age or dies.

You are not required to make premium payments in set amounts or on a set schedule. You may skip a Planned Premium payment and you may change the amount and frequency of your Planned Premium. You must use this flexibility responsibly to ensure that your insurance coverage continues. You may need to increase your Planned Premium or make additional premium payments to keep your Policy in force.

What Charges Will I Pay Under the Policy?

We assess charges to support the operation of your Policy and Separate Account 1, such as cost of insurance charges, rider charges, Monthly Expense Charges, premium expense charges, tax charges and mortality and expense risk charges. In addition, we assess administrative fees for processing withdrawals and certain transfers among the Sub-Accounts and surrender charges on withdrawals made in the first 14 years of the Policy or within 14 years following an increase in your Specified Amount. Some charges are subtracted from your premium payments, others reduce your Account Value or the Accumulation Unit Value.

What Factors Affect My Cost of Insurance Charges?

Your cost of insurance charges will depend on the Insured's age, gender and underwriting class, your Account Value, your Indebtedness and the death benefit option you select. The underwriting class depends on Insured's health, whether the Insured uses tobacco and other factors that we use to determine the insurability of the Insured. The maximum monthly cost of insurance charges will never exceed the guaranteed monthly cost of insurance rates as shown in your Policy Schedule.

What are My Investment Options?


You have 19 investment options for your Net Premiums. You may allocate your Net Premiums among the 18 available Sub-Accounts of Separate Account 1 and the Fixed Account. Each Sub-Account invests exclusively in a corresponding Fund of AIM Variable Insurance Funds, Inc. (AIM), The Alger American Fund (Alger), Deutsche Asset Management VIT Funds (Deutsche), MFS Variable Insurance Trust (MFS), PIMCO Variable Insurance Trust (PIMCO) or Touchstone Variable Series Trust (Touchstone). The Sub-Accounts provide an opportunity for a higher rate of return than the Fixed Account but also expose you to a higher risk of losing money. The Fixed Account provides a guaranteed minimum rate of return.


How Do I Allocate My Net Premiums Among Investment Options?

You allocate your Net Premiums by specifying on your application the percentage of your Net Premiums you would like us to allocate to each investment option. You may change your allocation instructions at any time by notifying us either by telephone or in writing. When we receive a premium payment from you, we allocate the Net Premiums based on the most recent allocation instructions we have received from you.

How Will My Account Value Vary?

Your Account Value will vary on a daily basis to reflect the investment experience of the Sub-Accounts. Your Account Value will also reflect the amount and frequency of premium payments, any withdrawals, any Indebtedness and charges and deductions connected with your Policy. There is no guaranteed minimum Account Value, which means that you bear the entire investment risk that your Account Value could fall to zero.

Can I Transfer My Account Value Among Investment Options?

Yes, you can transfer your Account Value among the Sub-Accounts up to 12 times per Policy Year without charge. We will charge you $10 for each additional transfer you make among the Sub-Accounts in a Policy Year. You are also permitted to make 1 transfer to the Fixed Account or 1 transfer from the Fixed Account per Policy Year without charge. In the first 4 Policy Years, you cannot transfer more than 25% of your money from the Fixed Account in a Policy Year.

How Do I Access My Account Value?

Generally, you can withdraw from your Policy part or all of your Account Value, less any applicable withdrawal fees and surrender charges, and less any Indebtedness. We generally assess a surrender charge for each partial or full withdrawal. Partial withdrawals and related withdrawal fees and surrender charges will reduce your Account Value. Depending upon your Account Value and death benefit option, partial withdrawals and surrender charges may also reduce your Specified Amount. A full surrender will terminate your Policy. A partial withdrawal or surrender may also have tax consequences.

Can I Borrow Against My Policy?

Yes, you can borrow money from us by using your Policy as the sole collateral for the loan. The most you can borrow against your Policy is 90% of your Cash Surrender Value, less any Indebtedness and less an amount sufficient to cover the next 2 Monthly Deductions and Monthly Expense Charges. The maximum interest rate we charge on loans is 8.00%. A loan, whether repaid or not, will have a permanent negative effect on the Death Benefit and Account Value of your Policy.

What Will Cause the Policy to Lapse Without Value?

You Policy will lapse if your Net Cash Surrender Value is insufficient to pay the Monthly Expense Charge and Monthly Deduction and none of the continuation provisions applies and we do not receive sufficient premium payment during the Grace Period. If your Policy lapses, you will not receive any money from us because Net Cash Surrender Value will have been reduced to zero.

Will My Death Benefit and Account Value be Taxed?

The Policy is intended to meet the definition of a "life insurance contract" under federal tax law. Therefore, the Death Proceeds should be fully excludable from the Beneficiary's gross income. In addition, any earnings on your investment in the Sub-Accounts should not be taxable to you while the Policy is in effect unless you withdraw some or all of your Account Value. Under certain circumstances, a loan may be treated as taxable income. We do not intend this discussion to be tax advice. You should consult with your own tax advisor before purchasing a Policy.

Do I Have a "Free Look" Right to Examine the Policy?

Yes, you may cancel the Policy within 10 days after receiving it, or such longer period as state law may require. If you cancel the Policy during the free look period, we generally will refund to you (1) the amount of your Net Premiums allocated to the Fixed Account, plus (2) the value of your investments in the Sub-Accounts as calculated on the date your notice of cancellation is received by us or your insurance agent, plus (3) any charges.

                             PURCHASING YOUR POLICY

To obtain an application to purchase a Policy, please contact your insurance agent.

Eligible Purchasers

You can apply for a Policy if:

      o     You live in a state where we can issue a Policy.

      o     You are of legal age.

Your application will be processed through our underwriting process, which may require the proposed Insured to have a medical exam. Any premium payment received by us from you before we have completed the underwriting process will be held by us in escrow. After we complete the underwriting process, we will notify you of our decision regarding your application. If we approve your application, the insurance coverage provided by your Policy will begin on the effective date of your Policy. The effective date of your Policy will be the later of

      o The date we complete the underwriting process and approve your application; or

      o     The date we receive the required minimum initial premium payment.

We will allocate your initial Net Premiums to your selected investment options on the effective date of your Policy. We will send you a confirmation statement indicating that your initial Net Premiums have been allocated and your Policy is effective.

Even if you live in a state where we can issue a Policy, we will not issue a Policy that insures a person who will be over 85 years of age on the date the Policy is issued. We will also not issue a Policy that insures a person who does not meet our underwriting standards. If we do not issue a Policy to you, we will return any premium payments made by you and received by us.

Specified Amount and Minimum Issue Limit

If you meet our underwriting standards, you may purchase a Policy with a Specified Amount as low as the Minimum Issue Limit. The Minimum Issue Limit depends on the premium classification used and is shown on your Policy Schedule. If you purchase a Policy with a Specified Amount equal to or near the Minimum Issue Limit, you might not be able to

      o     Make partial withdrawals

      o     Reduce your Specified Amount

      o     Change your Death Benefit option

You should consider these limitations before you purchase a Policy with a Specified Amount at or near the Minimum Issue Limit. You should discuss the Specified Amount for your Policy with your insurance agent before purchasing a Policy.

10-Day Review Period

You have 10 days to review your Policy after you receive it. This 10-day review period is called the free look period. The state where you live may require us to give you a longer free look period.

If you are not satisfied with the Policy, you can cancel it during the free look period. To cancel your Policy, you must return it either to us at Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850, or to the insurance agent who sold you the Policy within 10 days after you receive it. If you cancel the Policy during the free look period, we will refund to you:

      o     The amount of your Net Premiums allocated to the Fixed Account, plus

      o The value of your investments in the Sub-Accounts as calculated on the date your notice of cancellation is received by us or your insurance agent, plus

      o     Any charges.

However, some state laws may require us to refund your total premium payments.

                                PREMIUM PAYMENTS

Premium payments are payments that you make to purchase and maintain your Policy. You can vary the amount and frequency of your premium payments. The amount and frequency of your premium payments will affect your Account Value and the duration of insurance coverage under your Policy. We reserve the right to reject any premium payment if, in our opinion, accepting the payment would mean the Policy would not qualify as life insurance under federal tax laws.

Your initial premium payment must equal at least 1/12th of the applicable minimum annual premium. Your initial premium payment may be given to your insurance agent. You should send your subsequent premium payments to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850.

Generally each premium payment must be at least $50.

You can make premium payments through automatic or scheduled installment payments, such as pre-authorized checking account deductions. If you use one of these methods to make premium payments, we will accept premium payments in amounts less than $50.

Federal tax law may limit your ability to make certain large premium payments. We will monitor your premium payments to be sure that you do not exceed the permitted amounts or inadvertently incur any tax penalties due to excess premium payments.

Planned Premium

When you purchase your Policy, you tell us how much you plan to pay and how often you plan to pay. This is called your Planned Premium. The amount and frequency of your Planned Premium is shown in your Policy Schedule. Generally, you would continue to make Planned Premium payments until the Policy Anniversary after the Insured reaches 100 years of age or dies. You are not required to make a Planned Premium payment, but making Planned Premium payments increases the likelihood that your insurance coverage under the Policy will continue.

You are not required to make premium payments in set amounts or on a set schedule. You may find this flexibility attractive, but you are responsible for making sufficient premium payments to ensure that your Policy continues.

Generally, your Policy continues so long as your Net Cash Surrender Value is equal to or more than the Monthly Deduction plus the Monthly Expense Charge. Your Net Cash Surrender Value will fluctuate depending on various factors including the amount of your premium payments. Making Planned Premium payments increases the likelihood that your Net Cash Surrender Value will be sufficient to continue your Policy. If you skip a Planned Premium payment or you stop making Planned Premium payments, it is more likely that your Net Cash Surrender Value will be insufficient to continue your Policy.

Making Planned Premium payments does not guarantee that your Policy will continue. Because your Net Cash Surrender Value is affected by other factors, such as the investment return of your Policy, the charges related to your Policy, and the amount of loans and withdrawals you have made, your Planned Premium payments may not be enough to keep your Policy in force. You may need to increase your Planned Premium or make additional premium payments to keep your Policy in force. We will monitor your Policy and notify you if your Net Cash Surrender Value is no longer sufficient to maintain your Policy. Also, each year we will send you a report that includes a projection, which is based upon certain assumptions, that will indicate whether or not your Planned Premium is likely to be sufficient to keep your Policy in force for the upcoming year.

An illustration is a useful tool for estimating, by assuming one or more hypothetical investment returns, whether a given Planned Premium is likely to achieve the goals you have set for your Policy. An illustration is available upon request and free of charge.

More information about the continuation of your Policy, including certain provisions of your Policy that guarantee continued coverage for a specific period of time, is located on page 36 of this Prospectus.

Changing Your Planned Premium

Planned Premium Changes by Phone. You can change the amount or frequency of your Planned Premium over the phone by following these steps:

Step 1: Fill out either the telephone authorization part of the application or a Telephone Access Authorization Form. You can get a copy of this form by contacting the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. You must complete and return one of these telephone authorizations before you call to change your Planned Premium.

Step 2: Call the Columbus Life Variable Service Center at 800.677.9595 between 8:00 a.m. and 4:00 p.m. Eastern Time.

            Give the representative the following information:

      o     Your Social Security number

      o Your Policy number or other precise information that identifies your Policy

      o     Your new Planned Premium information

Planned Premium Changes in Writing. You can also change the amount or frequency of your Planned Premium by writing to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Your written instructions must include the following information:

      o Your Policy number or other precise information that identifies your Policy

      o     Your new Planned Premium information

      o     Your signature

Skipping Planned Premium Payments

You can skip Planned Premium payments and your Policy will continue to be effective if the Net Cash Surrender Value of your Policy is sufficient to pay the Monthly Deduction and the Monthly Expense Charge on the next Monthly Anniversary Day or one of the continuation provisions described on page 36 is applicable. If not, your Policy may terminate.

Investor Alert

      o Your Net Cash Surrender Value is affected by various factors, including the investment performance of the investment options you select. Therefore, it is possible that, due to poor investment performance, your Net Cash Surrender Value will not be sufficient to continue coverage under your Policy even if you have paid your Planned Premiums.

      o Skipped premium payments, withdrawals and loans will reduce your Net Cash Surrender Value and may prevent you from meeting the conditions required to continue coverage under your Policy.


      o Because of the relative size of the minimum annual premium for the Term No-Lapse Guarantee and the surrender charge, your Net Cash Surrender Value will likely be zero for at least 10 years if you pay only that minimum annual premium. In addition, you may have to make an additional premium payment at the end of the first 10 years in order to continue coverage under your Policy. If you can only make the minimum annual premium payments, this type of policy may not be appropriate for you.

                           ALLOCATION OF NET PREMIUMS

Investment Options

You decide how to allocate your Net Premiums by selecting from the following investment options:

      Sub-Accounts

            o     AIM V.I. Growth

            o     AIM V.I. Government Securities

            o     Alger American Small Capitalization

            o     Alger American Growth


            o     Deutsche VIT Equity 500 Index


            o     MFS VIT Emerging Growth

            o     MFS VIT Growth with Income

            o     PIMCO Long-Term U.S. Government

            o     Touchstone Small Cap Value

            o     Touchstone Emerging Growth

            o     Touchstone International Equity




            o     Touchstone High Yield

            o     Touchstone Value Plus

            o     Touchstone Growth & Income

            o     Touchstone Enhanced 30

            o     Touchstone Balanced

            o     Touchstone Bond

            o     Touchstone Standby Income

      Fixed Account

--------------------------------------------------------------------------------
      You should review your selected investment options and allocations periodically to determine if they are appropriate considering market conditions and your financial objectives.
--------------------------------------------------------------------------------

Allocation of Net Premiums

Your initial allocation instructions are included in your application and are shown in your Policy Schedule. You can change your allocation instructions by contacting us either by phone or in writing. After we receive a premium payment from you, we allocate your Net Premiums based on the most recent allocation instructions we have received from you.

The following guidelines apply to the allocation of your Net Premiums:

      o Allocate at least 1% of your Net Premiums to each investment option you choose.

      o Use whole percentages. For example, you can allocate 33% or 34% to an investment option, not 33 1/3%.

      o     Make sure your percentages total 100%.

Allocation Changes by Phone. You can change the allocation of your future Net Premiums over the phone by following these steps:

Step 1: Fill out either the telephone authorization part of the application or a Telephone Access Authorization Form. You can get a copy of this form by contacting the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. You must complete and return one of these telephone authorizations before you call to change your allocations over the phone.

Step 2: Call the Columbus Life Variable Service Center at 800.677.9595 between 8:00 a.m. and 4:00 p.m. Eastern Time.

      Give the representative the following information:

      o     Your Social Security number

      o Your Policy number or other precise information that identifies your Policy

      o     Your allocation instructions

Allocation Changes in Writing. You can also change the allocation of your future Net Premiums by writing to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Your written instructions must include the following information:

      o Your Policy number or other precise information that identifies your Policy

      o     Your allocation instructions

      o     Your signature

Third Party Authorization. You can authorize a third party to allocate your Net Premiums. To do so, you must complete the appropriate authorization forms. Contact the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850 at 800.677.9595 for additional information.

Investor Alert

      o There is no guaranteed minimum value for amounts allocated to the Sub-Accounts. This means that you bear the entire investment risk that your investment in a Sub-Account could fall to zero.

                             TRANSFERRING YOUR MONEY

After your free look period, you can transfer money from one investment option to another. You can make transfers by phone or in writing.

The following guidelines apply to transfers other than dollar cost averaging transfers:

      o Each transfer must be at least $250 or the total value of the Sub-Accounts, if less than $250.

      o The allocation to each investment option must be at least 1% of the total transfer amount.

      o You can transfer money among the Sub-Accounts up to 12 times in a Policy Year without a charge. You will be charged $10 per transfer for each additional transfer in a Policy Year.

      o You can transfer from the Fixed Account or to the Fixed Account only once each Policy Year.

            o During the first 4 Policy Years, you can transfer up to 25% of your money from the Fixed Account in a Policy Year. After your 4th Policy Year, you can transfer all of your money from the Fixed Account at any time.

            o     You can transfer an unlimited amount to the Fixed Account.

All transfers requested on the same day will be considered a single transfer for purposes of these guidelines and charges.

Transfers by Phone. You can transfer your money by calling us and following these steps:

Step 1: Fill out either the telephone authorization part of the application or a Telephone Access Authorization Form. You can get a copy of this form by contacting the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. You must complete and return one of these telephone authorizations before you call to transfer your money.

Step 2: Call the Columbus Life Variable Service Center at 800.677.9595 between 8:00 a.m. and 4:00 p.m. Eastern Time.

Give the representative the following information:

      o     Your Social Security number

      o Your Policy number or other precise information that identifies your Policy

      o     Your transfer instructions

Transfers in Writing. You can also transfer your money by writing to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Your written instructions must include the following information:

      o Your Policy number or other precise information that identifies your Policy

      o     Your transfer instructions

      o     Your signature

Third Party Authorization. You can authorize a third party to transfer your money for you. To do so, you must complete the appropriate authorization forms. Contact the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850 at 800.677.9595 for additional information.

Dollar Cost Averaging Program

Dollar cost averaging is a method of investing equal amounts of money at regular intervals. Dollar cost averaging allows you to purchase more when prices are low and less when prices are high. For dollar cost averaging to be effective, you should continue to invest during both market ups and downs. You should also consider your financial ability to maintain a consistent level of investment over time.

The Dollar Cost Averaging Program allows you to transfer amounts at regular intervals from the Touchstone Standby Income Sub-Account or the Fixed Account to the other Sub-Accounts. You can make the following transfers:

      o     A specific dollar amount

      o A specific percentage of your money in the Touchstone Standby Income Sub-Account or the Fixed Account

      o     Earnings in the Touchstone Standby Income Sub-Account or the Fixed
            Account

You select the number and frequency of your transfers in the Dollar Cost Averaging Program. We will transfer the money on your Monthly Anniversary Day.

The following guidelines apply to dollar cost averaging transfers:

      o Dollar cost averaging transfers must continue for at least 12 months.

      o     Each transfer must be at least $100.

      o The allocation to each Sub-Account must be at least 1% of the transfer amount.

To set up dollar cost averaging transfers, contact the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850 at 800.677.9595. We currently do not charge a fee for this service. However, we may charge a fee in the future for your transfers in the Dollar Cost Averaging Program.

Dollar cost averaging transfers will stop if we complete the number of transfers you requested, you ask us to stop after using the program for 12 months, you do not have enough money in your accounts to complete the transfer, or we discontinue the program. If we discontinue the program, you will be allowed to complete the number of transfers you previously requested.

                              BORROWING YOUR MONEY

Your Policy is designed to provide insurance coverage and to help you achieve your long-term financial goals. However, there may be times when you need to borrow money against your Policy.

Loans

You can borrow money against your Policy. We calculate the maximum loan amount using the following procedure:

      o     We determine 90% of your Cash Surrender Value.

      o     We subtract any outstanding Indebtedness.

      o We determine and subtract the next 2 Monthly Deductions and Monthly Expense Charges.

Collateral for Loans


If you borrow money against your Policy, we will transfer the same amount of money to your Loan Account. The money in your Loan Account is collateral for your loan. We transfer money on a pro-rata basis from each of your investment options. For example, if you have 25% of your money in the Touchstone High Yield Sub-Account and 75% of your money in the Touchstone Balanced Sub-Account and you borrow $2,000, we will transfer $500 from the Touchstone High Yield Sub-Account (25% of $2,000) and $1,500 from the Touchstone Balanced Sub-Account (75% of $2,000) to your Loan Account.


We pay interest on your Loan Account. The minimum interest we currently pay is 3.00% annually. Each month we transfer the interest on your Loan Account back to your investment options on a pro-rata basis according to your current allocation instructions at that time.

Interest on Borrowed Amounts

We charge interest on the amounts you borrow at the current rate shown in your Policy Schedule. We may change the interest rate at any time, but the interest rate will never be greater than the maximum interest rate that is listed in your Policy Schedule.

Interest is due on each Policy Anniversary and on the date the loan is repaid. If you do not pay the interest when it is due, we will treat it as an additional loan and transfer it on a pro-rata basis from each of your investment options to the Loan Account.

Investor Alert

Any loan, even if you repay the loan, will generally have a permanent negative effect on the Death Benefit and Account Value because:

      o Loan amounts will not be available for investment in the Sub-Accounts or Fixed Account.

      o Interest charged on borrowed amounts may be treated as an additional loan.

      o     Outstanding Indebtedness is subtracted to determine your Death
            Benefit.

Loan Repayments

You can repay all or part of your loan at any time while the Insured is living. When you make a payment towards the principal amount of your loan, we transfer the amount of the loan payment from your Loan Account back to your investment options on a pro-rata basis according to your allocation instructions at that time.

If you do not repay the loan before the Insured dies, we will deduct the Indebtedness when determining your Death Benefit. If you do not repay the loan before you surrender your Policy, we will deduct the Indebtedness to determine the Net Cash Surrender Value proceeds.

Cancellation Based on Indebtedness

If the Indebtedness exceeds the Cash Surrender Value less the Monthly Deduction and Monthly Expense Charge for the current month, we can terminate your Policy. We will tell you that we intend to terminate your Policy by mailing a notice to you at least 31 days before we terminate your Policy. This notice will tell you the minimum amount that you must pay to keep your Policy in effect. We will mail the notice to your address as shown on our records. If our records indicate that someone holds your Policy as collateral, we will also mail a copy of the notice to that person's address as shown on our records.

                             WITHDRAWING YOUR MONEY

There may be times when you need to withdraw money from your Policy. If you withdraw money from your Policy or cancel your Policy, you may have to pay a surrender charge. Surrender charges are explained on page 36.

Partial Withdrawals

After you have owned your Policy for one year, you may withdraw a portion of your money from your Policy by sending written instructions to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. For help with a partial withdrawal, please call the Columbus Life Variable Service Center at 800.677.9595.

The following guidelines apply to partial withdrawals:

      o You must include your Policy number or other information that identifies your Policy and the amount to be withdrawn in your instructions.

      o     Each withdrawal must be at least $500.

      o No partial withdrawal may be made that would reduce your Net Cash Surrender Value below $250.

      o You will generally pay a surrender charge for each partial withdrawal you make.

      o You can make one withdrawal in a Policy Year without paying a withdrawal fee. You will be charged a fee of $50 per withdrawal for each additional withdrawal in that Policy Year.

      o If you have death benefit Option 1, each partial withdrawal will generally reduce your Specified Amount by the amount withdrawn plus any withdrawal fees and surrender charges.

      o The amount of your partial withdrawal may be limited because your Specified Amount cannot be reduced to less than the Minimum Issue Limit by a partial withdrawal. As a result, if your Specified Amount is equal to the Minimum Issue Limit for your Policy, you will not be able to make partial withdrawals.

Processing Withdrawals

When we process your partial withdrawal, we will deduct the amount withdrawn plus any withdrawal fees and surrender charges from your Account Value. We withdraw money from each of your investment options on a pro-rata basis.

Canceling Your Policy

You can cancel your Policy at any time. When you cancel your Policy, we pay you the Net Cash Surrender Value. This payment terminates your Policy and our obligations under the Policy.

The Net Cash Surrender Value will equal your Account Value, less any Indebtedness and any applicable surrender charge. Because investment performance, Monthly Deductions and Monthly Expense Charges affect your Account Value, loan activity affects your Indebtedness and surrender charges may apply, the Net Cash Surrender Value may be much less than the total of your premium payments.

To cancel your Policy, send written instructions to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Include your Policy number or other information that identifies your Policy and your signature in your instructions. For assistance, please call the Columbus Life Variable Service Center at 800.677.9595.

Payment of Withdrawals

We will generally send payments to you within 7 days of the date that we process your request. We may delay calculating the amount of the payment from a Sub-Account or sending a payment from a Sub-Account for any of the following reasons:

      o You have made a premium payment by a check that has not cleared the banking system.

      o The New York Stock Exchange is closed on a day that it normally would be open.

      o     Trading on the New York Stock Exchange is restricted.

      o Because of an emergency, it is not reasonably practicable for the Sub-Accounts to sell securities or to fairly determine the value of their investments.

      o The Securities and Exchange Commission permits us to postpone payments from the Sub-Accounts for your protection.

As required by most states, we reserve the right to delay payments from the Fixed Account for up to 6 months. We do not expect to delay payments from the Fixed Account and we will notify you if there will be a delay.

                                 DEATH BENEFITS

Death Benefit Options

Your Death Benefit depends on the death benefit option you select. When you complete your application, you select one of 2 death benefit options (Option 1 or Option 2).

Option 1

      What Your Beneficiary Receives

      The Death Benefit will equal the greater of the following amounts:

      o     The Specified Amount, less any Indebtedness

      o The Account Value multiplied by the Applicable Death Benefit Factor (see Supplement B), less any Indebtedness

      We calculate these amounts as of the date of the Insured's death.

      Why Select This Option

      Option 1 emphasizes the potential growth of your Account Value. Under Option 1, any increase in your Account Value will decrease the risk to us relative to the Death Benefit we must pay when the Insured dies. As a result, all other things being equal, you will pay less in cost of insurance charges under Option 1 for the same Specified Amount. These lower charges may allow your Account Value to grow faster.

      Example

      Facts:

      o The Insured is less than 40 years old (Applicable Death Benefit Factor = 2.50).

      o     Your Policy's Specified Amount is $100,000.

      o     You have never borrowed money from your Policy.

      o     Your Account Value is $25,000.

      Under Option 1, your Death Benefit would be the greater of $100,000 and $62,500 ($25,000 multiplied by 2.50). Therefore, your Death Benefit would be $100,000.

Option 2

      What Your Beneficiary Receives

      The Death Benefit will equal the greater of the following amounts:

      o     The Specified Amount plus the Account Value, less any Indebtedness

      o The Account Value multiplied by the Applicable Death Benefit Factor (see Supplement B), less any Indebtedness

      We calculate these amounts as of the date of the Insured's death.

      Why Select This Option

      Option 2 emphasizes the potential growth of your Death Benefit. Under Option 2, any increase in your Account Value will increase the amount of your Death Benefit. As a result, your Death Benefit under Option 2 will generally be greater than that under Option 1 for the same Specified Amount. However, you will pay more in cost of insurance charges under Option 2 for the same Specified Amount than you would under Option 1.

      Example

      Facts:

      o The Insured is less than 40 years old (Applicable Death Benefit Factor = 2.50).

      o     Your Policy's Specified Amount is $100,000.

      o     You have never borrowed money from your Policy.

      o     Your Account Value is $25,000.

      Under Option 2, your Death Benefit would be the greater of $125,000 ($100,000 plus $25,000) and $62,500 ($25,000 multiplied by 2.50).
      Therefore, your Death Benefit would be $125,000.

Changing Your Death Benefit Option

After you have owned your Policy for one year, you may change your death benefit option by sending written notice to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. If you change your death benefit option, your Specified Amount will also change unless you elect to keep the same Specified Amount. The change in your Specified Amount insures that your Death Benefit immediately after you change your death benefit option is the same as your Death Benefit immediately before you change your death benefit option. Also, a change in death benefit option will generally affect your cost of insurance charges. However, you will not pay any surrender charges solely because of a change in your death benefit option. If you change your death benefit option, we will automatically make any other changes necessary to preserve the status of the Policy as life insurance under the federal tax laws.

We must approve any changes in your death benefit option. Changes in your death benefit option are effective on the first Monthly Anniversary Day after we approve your request. We will send you an amended Policy Schedule showing both new minimum annual premiums and schedule of surrender charges applicable to your Policy.

      Changing from Option 1 to Option 2

      If you change from Option 1 to Option 2, your previous Specified Amount will be reduced by your Account Value at the time of the change. We will not allow this change if it causes the new Specified Amount to fall below the Minimum Issue Limit shown on your Policy Schedule.

      If you elect to keep the same Specified Amount as before, you must provide us with proof of insurability satisfactory to us.

      Changing from Option 2 to Option 1

      If you change from Option 2 to Option 1, your previous Specified Amount will be increased by your Account Value at the time of the change.

Changing Your Specified Amount

After you have owned your Policy for one year, you may change your Specified Amount by sending a written request to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. You may change the Specified Amount of your Policy without changing your death benefit option. The Specified Amount must be increased or decreased by at least $25,000.

We must approve any changes in your Specified Amount. Changes in your Specified Amount are effective on the first Monthly Anniversary Day after we approve your request. We will send you an amended Policy Schedule showing both new minimum annual premiums and schedule of surrender charges applicable to your Policy.

      Increasing the Specified Amount

      If the Insured's Attained Age is 75 or less, you may apply for any increase in your Specified Amount on a supplemental application. Before the increase is effective, we will require proof of insurability satisfactory to us. Any approved increase will be effective as of the date shown on the amended Policy Schedule.

      Decreasing the Specified Amount

      Only your written request is needed to decrease your Specified Amount. However, you may not decrease your Specified Amount below the Minimum Issue Limit shown on your Policy Schedule. We may also limit the amount of the decrease in order to preserve the tax status of your Policy as life insurance.

      A decrease in your Specified Amount will be applied in the following order:

      (1) We will reduce the most recent increase in your Specified Amount, if any.

      (2) We will then reduce the next most recent increase in your Specified Amount, if any.

      (3) We will continue reducing any increases in your Specified Amount until it has been reduced to your initial Specified Amount.

      (4) Finally, any remaining decreases will reduce your initial Specified Amount.

Charges for Changing Specified Amount

You will generally be charged a surrender charge any time you decrease your Specified Amount. However, even though it may cause a decrease in your Specified Amount, you will not be charged a surrender charge solely for changing your death benefit option from Option 1 to Option 2.

The amount of your surrender charge will depend on the amount of the decrease in Specified Amount, the number of years since the issuance of your Policy, whether or not your Specified Amount has previously changed and when previous changes in your Specified Amount occurred. If you are charged a surrender charge, the applicable surrender charge will be deducted from your Account Value on the effective date of the decrease.

                           PAYMENT OF POLICY PROCEEDS

Policy Proceeds

      We will pay the proceeds of this Policy in a lump sum or under one of the Income Plans. We will generally pay one of 2 types of proceeds--Death Proceeds or Net Cash Surrender Value proceeds. Proceeds applied under one of the Income Plans no longer vary with the investment experience of the Sub-Accounts.

                                                              Net Cash
Proceeds                  Death Proceeds                   Surrender Value
                          ---------------                  ---------------

When Paid?      o  Upon the death of the Insured.   o  Upon any cancellation
                                                       of the Policy during the
                                                       lifetime of the Insured.

Who Receives    o  The Beneficiaries receive the    o  You receive the payments.
Payments or        payments.


Who are         o  If there are no surviving
the Payees?        Beneficiaries, the Contingent
                   Beneficiaries who are still
                   alive receive the payments.


                o  If there are no surviving
                   Beneficiaries or Contingent
                   Beneficiaries, you or your
                   estate receive the payments.

Amount of       o  The proceeds equal your Death    o  The proceeds equal your
Proceeds?          Benefit plus any insurance on       Account Value less any
                   the life of the Insured             applicable Surrender
                   provided by riders.                 Charges and less any
                o  We will also pay you interest       Indebtedness on the date
                   on the proceeds at not less         of cancellation.
                   than the rate required by law    o  We will also pay you
                   for the time between the date       interest on the proceeds
                   of the Insured's death to the       at not less than the rate
                   date of the lump-sum payment        required by law for the
                   or the date on which we apply       time between the date of
                   the proceeds to the selected        the Policy is cancelled
                   Income Plan.                        to the date of the lump-
                o  If the Insured dies during a        sum payment or the date
                   Grace Period, we will reduce        on which we apply the
                   the proceeds by the amount of       proceeds to the selected
                   any unpaid charges, but not by      Income Plan.
                   more than 3 times the sum of
                   the Monthly Deduction and the
                   Monthly Expense Charge.

                                                              Net Cash
                          Death Proceeds                   Surrender Value
                          ---------------                  ---------------

How to Claim    o  The Beneficiary must contact     o  You must write to us and
                   us for instructions and provide     tell us that you want to
                   proof of the Insured's death.       cancel your Policy.
                o  We may request other             o  We may request other
                   information before we pay the       information before we pay
                   proceeds.                           the proceeds.

Selecting an Income Plan

While the Insured is alive, you may select an Income Plan under which we will pay the proceeds of your Policy. If the Insured dies and you have not selected an Income Plan, the Beneficiary may select an Income Plan. If you have selected an Income Plan before the Insured's death, the Beneficiary may not change the Income Plan after the Insured's death.

We will send you a separate written agreement putting the selected Income Plan into effect. One of the following Income Plans may be selected:

      Income Plan 1      o Payments for Fixed Period - we make monthly payments
                           for a fixed number of years.

      Income Plan 2      o Payments for Life--Guaranteed Period - we make
                           monthly payments for a guaranteed period or the life of the Payee, whichever is longer.

      Income Plan 3      o Payments of a Fixed Amount - we make monthly payments
                           of a fixed amount until an amount equal to the proceeds plus accrued interest has been paid.

      Income Plan 4      o Life Annuity--No Guaranteed Period - we make monthly
                           payments for the life of the Payee.

      Income Plan 5      o Joint and Survivor - we make monthly payments as long
                           as one of the two designated Payees is alive.

In addition to these Income Plans, other Income Plans may be available in the future or upon request.

If you or the Beneficiary do not select an Income Plan, we will make a lump-sum payment of the proceeds. We generally make this lump-sum payment to a special account retained by us. We will provide the Beneficiary with a checkbook to access these funds from that special account.

The Income Plan selected and the time when the Income Plan is selected can affect the tax consequences to you or the Beneficiary. You should consult your tax advisor before selecting an Income Plan.

Summary of Income Plans

In the following summaries of the Income Plans, we use Payee to mean the person who actually receives the payment of proceeds from us. Depending upon the circumstances, the Payee might mean you, the Beneficiary, the Contingent Beneficiary, your estate or another designated person.

The total amount to be applied under an Income Plan includes both the proceeds and any interest we have paid on the proceeds.

      Income Plan 1
      (Payments for Fixed Period)

      We will pay the proceeds in equal monthly installments for a fixed period of time, up to a maximum of 30 years. The installment payments will remain the same throughout the period of years selected.

      The amount of the monthly installment payment will depend on the following:

      o     The total amount to be applied under this Income Plan

      o     The number of years selected for installment payments

      Income Plan 2
      (Payments for Life--Guaranteed Period)

      You select a guaranteed payment period of 10 or 20 years. We will make equal monthly payments for the selected guaranteed period or the life of the Payee, whichever is longer. Before we make a payment, we may require proof that the Payee is alive at the time a payment is due.

      The amount of the monthly installment payment will depend on the following:

      o     The total amount to be applied under this Income Plan

      o     The gender of the Payee

      o     The age of the Payee on the effective date of this Income Plan

      o     The selected guaranteed period

      Income Plan 3
      (Payments of a Fixed Amount)

      We will pay the proceeds in equal monthly installment payments. You select the amount of the monthly installment payment, which must be at least $5 for every $1,000 of proceeds. For example, if the proceeds are $60,000, the minimum monthly installment payment is $300 ($5 x 60). The monthly installment payment will remain the same until the total amount to be applied under this Income Plan is paid. The last payment will be for the balance only. All monthly installment payments must be made in 30 years or less.

      Income Plan 4
      (Life Annuity--No Guaranteed Period)

      We will make equal monthly payments as long as the Payee is alive. When the Payee dies, we will stop making payments, even if we have only made one payment. Before we make a payment, we may require proof that the Payee is alive at the time a payment is due.

      The amount of the monthly installment payment will depend on the following:

      o     The total amount to be applied under this Income Plan

      o     The gender of the Payee

      o     The age of the Payee on the effective date of this Income Plan

      Income Plan 5
      (Joint and Survivor)

      You can select this Income Plan only if 2 persons are named as Payees. We will make monthly payments to the Payee or Payees as long as at least one Payee is alive. Before we make a payment, we may require proof that at least one of the Payees is alive at the time a payment is due.

      The amount of the monthly installment payment will depend on the following:

      o     The total amount to be applied under this Income Plan

      o     The gender of each of the Payees

      o     The age of each of the Payees on the effective date of this Income
            Plan

                                     CHARGES

Premium Expense Charges


The premium expense charge compensates us for distribution expenses associated with the Policies. The maximum premium expense charge is 5.50% of a premium payment. The current premium expense charge is 4.75% of a premium payment.


We will deduct the premium expense charge from each premium payment that we receive from you before we allocate the Net Premiums to your investment options.

Tax Charges


The tax charge covers state taxes on insurance premiums and certain federal taxes associated with distribution of the Policies. The maximum tax charge is 3.50% of a premium payment. The tax charge you pay will reflect certain federal taxes plus the actual state premium tax charged by the state in which you reside.


We will deduct the tax charge from each premium payment that we receive from you before we allocate the payment to your investment options.

Cost of Insurance Charges

You pay us a monthly cost of insurance charge for providing you with life insurance protection.

The cost of insurance charge that you pay to us depends on the your Specified Amount and the age, gender and underwriting class of the Insured. Various risk factors determine the underwriting class of the Insured. The cost of insurance charge is also affected by your Account Value, Indebtedness and your death benefit option.

Some examples showing how the cost of insurance charge varies are set forth below:




      o If all other relevant factors are the same, the cost of insurance on a 50-year old male is generally more than the cost of insurance on a 35-year old female. The differences in age and gender between the 2 persons affects the cost of insurance charge. The monthly cost of insurance charge for the 50-year old man is higher because he is more likely to die than the 35-year old woman.


      o A person who does not smoke is in a different underwriting class than a person who does smoke because smoking affects life expectancy. If all other relevant factors are the same, the monthly cost of insurance charge for the smoker is generally higher.


      o If your Account Value grows because of additional premium payments or a positive return from your selected investment options, and all other relevant factors are the same, the cost of insurance charge will decrease if your death benefit option is Option 1.

            If your Account Value declines because of partial withdrawals or a negative return from your investment options and all other factors are the same, the cost of insurance charge will increase if your death benefit option is Option 1. The fluctuations in cost of insurance charge are related to the risk that we take in providing a death benefit equal to at least the Specified Amount. You pay us to assume this insurance risk. The less "at risk" we are, the lower the cost of insurance charge. Therefore, as your Account Value increases and our risk decreases, the cost of insurance charge decreases.


If all other relevant factors are the same, the monthly cost of insurance charge is the same for all insured persons of the same Attained Age, gender and underwriting classification whose policies have been in effect for the same amount of time.

The table in Supplement C shows the maximum monthly cost of insurance charge if the Insured under your Policy is in either a standard or preferred underwriting class. Your monthly cost of insurance charge may be higher than that shown in Supplement C if the Insured under your Policy is in a special or substandard underwriting class.

The maximum monthly cost of insurance charge under your Policy is shown in your Policy Schedule. At our option, we may charge less than the maximum shown in your Policy Schedule.

Monthly Deduction and Monthly Expense Charge

The Monthly Deduction includes the cost of insurance charge described above plus the cost of any additional benefits provided under your Policy by rider.

The Monthly Expense Charge covers the cost of record keeping and administering your Policy. The maximum Monthly Expense Charge is $7.00. The current Monthly Expense Charge is $6.00.


We deduct the Monthly Deduction and the Monthly Expense Charge on each Monthly Anniversary Day. We normally deduct the these charges from each of your investment options on a pro-rata basis. You may elect to have these charges deducted entirely from the Fixed Account or from a single Sub-Account that you select. Please contact the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850, or call us at 800.677.9595 for assistance in making this election.


Mortality and Expense Risk Charge

In addition to our insurance risk, we assume 2 other risks: a mortality risk and an expense risk. We take a mortality risk that the Insureds will not live as long as we expect and therefore the amount of the death benefits we pay under the Policies will be greater than we expect. We take an expense risk that the costs of issuing and administering the Policies will be greater than we expect.

You pay us to assume these risks by paying the mortality and expense risk charge. The maximum mortality and expense risk charge is 1.00% annually. The current effective annual rate of these charges is 0.90%. We can use any profit we derive from the mortality and expense risk charge to pay for general corporate expenses, including distribution and sales expenses.

On each Valuation Date, we deduct the mortality and expense risk charge from the Accumulation Unit Value of each Sub-Account. We do not impose this charge on your money in the Fixed Account.

Surrender Charges

A surrender charge will generally apply if:

      o     Your Policy is cancelled for any reason.

      o     The Specified Amount of your Policy decreases because

            o     You reduce the Specified Amount of your Policy.

            o You withdraw money from your Policy and you have selected death benefit Option 1.

                  o During the first 14 years after the issuance of your Policy.

                  o During the first 14 years after an increase in the Specified Amount.


The maximum surrender charge under your Policy depends upon the Insured's age, gender and underwriting class. The maximum surrender charge for each month in the 14-year period is shown in your Policy Schedule and in Supplement D. At our option, we may charge less than the maximum shown. The surrender charge will be deducted from your Account Value. For example, if you are a 35-year old male tobacco abstainer, you purchase a Policy with a Specified Amount of $100,000 with you as the Insured and you cancel your Policy three years after we issue it, we would deduct a surrender charge of $2,400 from your Account Value.


A separate 14-year period applies to the initial Specified Amount and each increase in the Specified Amount. In this discussion, we will refer to the initial Specified Amount and each increase as a layer of insurance. If your Policy has more than one layer of insurance and your Specified Amount is decreased, we will cancel layers of insurance (or a part of a layer) in order, starting with the last layer of insurance that you purchased, until the amount cancelled equals the amount of the decrease. We will apply the appropriate surrender charge to each cancelled layer.

The following example should help you understand the surrender charges.

      o You purchase a Policy with an initial Specified Amount of $200,000 on October 1, 2000. This is the first layer of insurance.

      o     You have selected death benefit Option 1.

      o You increase the Specified Amount by $100,000 on October 1, 2012. This is the second layer of insurance.

      o     Your total Specified Amount would then be $300,000.

      o You withdraw $150,000 from your Policy on October 15, 2015. Since the withdrawal amount is more than the amount of the second layer of insurance, we would cancel that layer. In addition, we would cancel a portion of the first layer of insurance.

      o We would deduct the maximum applicable surrender charge on the second layer from your Account Value. We would not apply a surrender charge to the cancelled portion of the first layer because the applicable 14-year period would have expired.

      o If the maximum surrender charge were $2,400, your Account Value would be reduced by $152,400.

Transfer Charges

We do not charge you for the first 12 transfers among Sub-Accounts in a Policy Year. If you make more than 12 transfers among Sub-Accounts in a Policy Year, we will charge you $10 per transfer for each additional transfer. We do not charge you for transfers made in connection with the Dollar Cost Averaging Program and we do not count these transfers when we determine the number of transfers you have made in a Policy Year. We deduct the $10 transfer charge from your Account Value.

All transfers requested on the same day will be considered a single transfer for purposes of determining transfer charges.

Withdrawal Fees

We do not charge you for the first withdrawal in a Policy Year. If you make more than one withdrawal in a Policy Year, we will charge you $50 per withdrawal for each withdrawal. We deduct the $50 transfer charge from your Account Value.

Summary of Charges

-----------------------------------------------------------------------------------------------------------------
                         Premium                                           Monthly                  Monthly
                     Expense Charge            Tax Charge                  Deduction             Expense Charge
-----------------------------------------------------------------------------------------------------------------
When Charged?        When you make a         When you make a           On each Monthly           On each Monthly
                     premium payment.        premium payment.          Anniversary Day.          Anniversary Day.
-----------------------------------------------------------------------------------------------------------------
How Much Charged?    The maximum             The maximum tax           This charge is            The maximum
                     premium expense         charge is 3.50% of        generally based on        monthly expense
                     charge is 5.50% of      each premium              the cost of insurance     charge is $7.00
                     each premium            payment. The tax          and cost of benefits      each month. The
                     payment. The current    charge you pay will       provided by riders.       current monthly
                     premium expense         reflect certain federal   See your Policy           expense charge
                     charge is 4.75% of      taxes plus the actual     Schedule for the          is $6.00 per
                     each premium            state premium tax         maximum cost of           month.
                     payment.                charged by the state      insurance charge
                                             in which you reside.      applicable to your
                                                                       Policy and the
                                                                       maximum cost of
                                                                       benefits to be
                                                                       provided by rider.
-----------------------------------------------------------------------------------------------------------------
How Charged?         We deduct this charge   We deduct this charge     We reduce your            We reduce your
                     from each premium       from each premium         Account Value.            Account Value.
                     payment before we       payment before we
                     allocate the Net        allocate the Net
                     Premiums to your        Premiums to your
                     investment options.     investment options.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                      Mortality
                     and Expense
                     Risk Charge             Surrender Charges         Transfer Charges          Withdrawal Fees
-----------------------------------------------------------------------------------------------------------------
When Charged?        On each day the New     When the Policy           On transfers among        On withdrawals
                     York Stock Exchange     is surrendered or         Sub-Accounts after        after the first
                     is open.                otherwise terminates,     the first 12 transfers    withdrawal in a
                                             or the Specified          in a Policy Year.         Policy Year.
                                             Amount decreases
                                             for any reason.
-----------------------------------------------------------------------------------------------------------------
How Much Charged?    The maximum charge      This charge is based      $10 per transfer.         $50 per withdrawal.
                     is 1.00% annually.      on a specific dollar
                     The current effective   amount, which is
                     annual rate of the      applied to each
                     charge is 0.90%.        $1,000 decrease in
                                             the portion of the
                                             Specified Amount
                                             subject to the charge.
                                             The charge decreases
                                             on a monthly basis
                                             after the first 10
                                             years in the
                                             applicable 14-year
                                             period. See your
                                             Policy Schedule for
                                             the maximum
                                             surrender charges
                                             applicable to your
                                             Policy.
-----------------------------------------------------------------------------------------------------------------
How Charged?         We deduct this          We reduce your            We reduce your            We reduce your
                     charge from the         Account Value.            Account Value.            Account Value.
                     Accumulation Unit
                     Value of each
                     Sub-Account. We do
                     not impose this
                     charge on your
                     money in the Fixed
                     Account.
-----------------------------------------------------------------------------------------------------------------

                           CONTINUATION OF YOUR POLICY

Continuation of Insurance Coverage

On each Monthly Anniversary Day, we determine whether your insurance coverage will continue. If your Net Cash Surrender Value is equal to or more than the monthly charges to be charged on that Monthly Anniversary Day, your Policy will continue.

If your Net Cash Surrender Value is less than the monthly charges, then a Grace Period related to the continuation of your Policy will start unless one of the no-lapse guarantees described below applies. If neither of the no-lapse guarantees applies, and you do not make the required additional premium payment during the Grace Period, your Policy will lapse without value.

      o Monthly charges include the Monthly Deduction and the Monthly Expense Charge. The Monthly Deduction includes the amount deducted for the cost of insurance plus the cost of any additional benefits provided under your Policy by rider.

      o Grace Periods, which are designed to give you time to make an additional premium payment, are explained below.

Continuation Under the Term No-Lapse Guarantee Provision

Even if your Net Cash Surrender Value on a Monthly Anniversary Day is not sufficient to continue your Policy, your Policy may continue under the Term No-Lapse Guarantee.

If the Term No-Lapse Guarantee applies, we guarantee that, for a specific period of time, we will not terminate your Policy or start a Grace Period related to continuation of your Policy. In this discussion, we call this specific period of time the guaranteed minimum continuation period. The guaranteed minimum continuation period applicable to your Policy is shown in your Policy Schedule.

On each Monthly Anniversary Day, we determine if your Policy meets the conditions for the Term No-Lapse Guarantee as described in Supplement E. If your Policy does not meet these conditions, then a Grace Period related to the Term No-Lapse Guarantee will start. If you do not make the required additional premium payment during this Grace Period, you will lose the Term No-Lapse Guarantee. It cannot be reinstated. In addition, you will no longer be eligible for the Lifetime No-Lapse Guarantee described below.

Continuation Under the Lifetime No-Lapse Guarantee Provision

Even if your Net Cash Surrender Value on a Monthly Anniversary Day is not sufficient to continue your Policy and the guaranteed minimum continuation period has expired, your Policy may continue under the Lifetime No-Lapse Guarantee.

As long as the Lifetime No-Lapse Guarantee applies, we guarantee that we will never terminate your Policy or start a Grace Period related to continuation of your Policy.

The Lifetime No-Lapse Guarantee will apply only if:

      o You met the conditions for maintaining the Term No-Lapse Guarantee throughout the guaranteed minimum continuation period.

      o     The guaranteed minimum continuation period has expired.

On each Monthly Anniversary Day after the expiration of the guaranteed minimum continuation period, we determine if your Policy meets the conditions for Lifetime No-Lapse Guarantee as described in Supplement E. If your Policy does not meet these conditions, then a Grace Period related to the Lifetime No-Lapse Guarantee will start. If you do not make the required additional premium payment during this Grace Period, you will lose the Lifetime No-Lapse Guarantee. It cannot be reinstated.

Additional Information About No-Lapse Guarantees

      o Supplement E to this Prospectus contains a description of the procedures we use to determine if your Policy meets the conditions for the Term No-Lapse Guarantee or the Lifetime No-Lapse Guarantee.

      o Grace Periods, which are designed to give you time to make an additional premium payment, are explained below.

Minimum Annual Premiums

Your minimum annual premiums for the Term No-Lapse Guarantee and the Lifetime No-Lapse Guarantee are shown in your Policy Schedule. We use the minimum annual premiums to determine if you have met the conditions for continuing your insurance coverage under these provisions.

If you make any changes in your Policy that result in a change in the Monthly Deduction, we will determine new minimum annual premiums. We will send you a new Policy Schedule showing the new minimum annual premiums.

Grace Periods

A Grace Period is a 61-day period that starts on the day after we mail you the applicable notice. Under certain circumstances, the Grace Periods related to the continuation of your Policy and the continuation of the no-lapse guarantees may overlap or start at the same time. The chart below shows how Grace Periods work.

--------------------------------------------------------------------------------------------------------------
                                              Maintenance of Term                 Maintenance of Lifetime
   Continuation of Your Policy                No-Lapse Guarantee                    No-Lapse Guarantee
--------------------------------------------------------------------------------------------------------------
o  A Grace Period related to the         o  A Grace Period related to the    o  A Grace Period related to the
   continuation of your Policy              Term No-Lapse Guarantee will        Lifetime No-Lapse Guarantee
   will start if:                           start if Your Policy does not       will start if:
                                            meet the conditions for this
o  Your Net Cash Surrender                  guarantee.                       o  You maintained your Term
   Value is not sufficient on a                                                 No-Lapse Guarantee throughout
   Monthly Anniversary Day.                                                     the guaranteed minimum
o  Neither No-Lapse Guarantee                                                   continuation period.
   applies.                                                                  o  The guaranteed minimum
                                                                                continuation period has
                                                                                expired.
                                                                             o  Your Policy does not meet the
                                                                                conditions for this guarantee.
--------------------------------------------------------------------------------------------------------------
o  The notice will tell you the          o  The notice will tell you the     o  The notice will tell you the
   amount of the minimum                    amount of the minimum               amount of the minimum
   additional premium you must              additional premium you              additional premium you must
   pay to keep your Policy in effect.       must pay to maintain the            pay to maintain the
                                            Term No-Lapse Guarantee.            Lifetime No-Lapse Guarantee.
--------------------------------------------------------------------------------------------------------------
o  If you make the required              o  If you make the required         o  If you make the required
   additional premium payment               additional premium payment          additional premium payment
   during the Grace Period, your            during the Grace Period,            during the Grace Period,
   Policy will continue to be               the Term No-Lapse                   the Lifetime No-Lapse
   effective.                               Guarantee will continue to          Guarantee will continue
                                            be effective.                       to be effective.
--------------------------------------------------------------------------------------------------------------
o  If you do not make the required       o  If you do not make the           o  If you do not make the required
   additional premium payment               required additional premium         additional premium payment
   during the Grace Period, your            payment during the Grace            during the Grace Period,
   Policy will terminate at the end         Period, you will lose the           you will lose the Lifetime
   of the Grace Period without              Term No-Lapse Guarantee.            No-Lapse Guarantee.
   value.
--------------------------------------------------------------------------------------------------------------
o  If the Insured dies during the        o  In addition, if you do not       o  This no-lapse guarantee
   Grace Period, we will reduce the         make the required additional        cannot be reinstated.
   death proceeds by the amount             premium payment during
   of any unpaid charges up to 3            the Grace Period, you will
   times the sum of the Monthly             lose the Lifetime No-Lapse
   Deduction and the Monthly                Guarantee.
   Expense Charge.
--------------------------------------------------------------------------------------------------------------
                                         o  These no-lapse guarantees
                                            cannot be reinstated.
--------------------------------------------------------------------------------------------------------------

We will mail Grace Period notices to you at your address as shown on our records. We will also mail these notices to anyone holding your Policy as collateral as shown on our records at the collateral holder's address as shown on our records.

Policy Lapse

If a Grace Period related to the continuation of your Policy ends, you have not paid the minimum additional premium needed to continue your Policy and neither no-lapse guarantee applies, your Policy will lapse and you will not receive any money from us because Net Cash Surrender Value of your Policy will have been reduced to zero.

Reinstatement

If your Policy was terminated but the Insured is still living, you can ask us to reinstate your Policy at any time during the 5-year period after the Grace Period ended. We will reinstate your Policy if:

      o     We receive satisfactory evidence of insurability.

      o You pay a premium that increases your Net Cash Surrender Value to an amount equal to or greater than:

            o All costs and charges that we would have deducted from your Account Value on each Monthly Anniversary Day from the date of termination to the date of reinstatement and

            o The Monthly Deductions and Monthly Expense Charges for the next 3 months

      o You repay or reinstate any Indebtedness that was outstanding on the date of termination.

If you do not maintain the Term No-Lapse Guarantee, we will not reinstate this guarantee and you will not be eligible for the Lifetime No-Lapse Guarantee. If you do not maintain the Lifetime No-Lapse Guarantee, we will not reinstate this guarantee.

                                     RIDERS

Each rider's description in this Prospectus is subject to the specific terms of the rider as each contains definitions, contractual limitations and conditions. You should review any rider before purchasing it.

Included Rider

The insurance benefit (or rider) summarized below is automatically included with every Policy issued in a state where such an insurance benefit is permitted. You should ask your insurance agent if this insurance benefit is available in your state.

Accelerated Death Benefit Rider

Benefit Summary:

Enables you to obtain an advance against the Death Benefit upon diagnosis of fatal illness

Benefit Description:

When the Insured is diagnosed with a fatal illness, we will make you special loans secured by your Death Benefits payable under the Policy. The maximum amount of these special loans is the lesser of

o     $250,000
o 60% of the difference between your Death Benefit and the maximum amount you are able to borrow from your Policy
o Multiple special loan advances are permitted during the 12-month period from the date of the first advance until you reach the maximum amount. The minimum special loan is $5,000. We charge you interest at an annual rate of 8% on all special loans we make to you.

Some or all of the special loan advances may be considered taxable by the Internal Revenue Service. You should consult your tax adviser before requesting an advance under this rider.

The Death Proceeds will be reduced by the amount of all special loan advances, including interest, upon the death of the Insured.

Excluded Coverage:

This advance must be voluntarily elected. It is not available if:

o You are required to elect this benefit by law to meet the claims of creditors
o You are required to elect this benefit by a government agency in order to apply, keep or maintain a government benefit

Cost of Benefits:

No charge until elected (and then the only charge is interest on the advance)

Termination of Benefits:


The benefits terminate on the earlier of


o     When your Policy ends
o     When the cumulative maximum amount has been advanced

Optional Riders

Subject to certain underwriting and other requirements, you may add one or more of the following optional insurance benefits to your Policy by rider. We will deduct the cost of any rider as part of the Monthly Deduction. Each available optional insurance benefit (or rider) is summarized below.

Accidental Death Rider

Benefit Summary:

Pays an additional death benefit if the Insured's death is caused by accidental bodily injury

Benefit Description:

You select the Accidental Death Benefit Amount. The Accidental Death Benefit Amount will be added to the Death Proceeds and paid under the same Income Plan.

Under certain circumstances, we will pay 2 times your Accidental Death Benefit Amount.

Excluded Coverage:

We will not pay an Accidental Death Benefit if the Insured's injury or death resulted from certain risks, such as suicide, certain travel in aircraft, certain use of drugs and participation in an activity while intoxicated.

Cost of Benefits:

Depends on the Insured's Attained Age and selected Accidental Death Benefit
Amount

Termination of Benefits:

The benefits terminate at the earliest of

o     When your Policy ends
o     Upon cancellation of the rider
o     The day before the Policy Anniversary on which the Insured is 70 years old

Insured Insurability Rider

Benefit Summary:

Provides an option to purchase additional insurance on the life of the Insured without evidence of insurability

Benefit

Description: We provide you an option to purchase additional insurance on the life of the Insured without evidence of insurability. The Insured Insurability Option Amount you select is the amount of additional insurance you have the option to purchase.

Under most circumstances, the options may be exercised on each regular option date. The regular option dates are the Policy Anniversaries that occur after the Insured is ages 25, 28, 31, 34, 37 and 40.

The options may also be exercised on alternate option dates. An alternate option date occurs on the 90th day following each of the following:

o     Insured's marriage
o     Birth of a living child of Insured
o     Adoption of a child by Insured

The exercise of an option on an alternate option date cancels the next regular option date still available.

Excluded Coverage:

N/A

Cost of Benefits:

Depends on the Insured's Attained Age and selected Insured Insurability Option Amount

Termination of Benefits:

The benefits terminate on the earliest of

o     When your Policy ends
o     Upon cancellation of the rider
o     The Policy Anniversary on which the Insured is 40 years old

Disability Credit Rider

Benefit Summary:


Makes premium payments equal to the "Credit Amount" while you are disabled, as "disabled" is defined in the rider


Benefit Description:

You select the Credit Amount. The Credit Amount is the annual amount of premium payments we will pay under this optional policy benefit. The Credit Amount must always be

o Greater than or equal to your minimum annual premium for the Term No-Lapse Guarantee
o Less than or equal to your minimum annual premium for the Lifetime No-Lapse Guarantee

Your Credit Amount may be adjusted if either minimum annual premium changes.

We make a premium payment of 1/12 of the Credit Amount for each month you are disabled. This amount may or may not be sufficient to keep your Policy in effect.

Excluded Coverage:

Disabilities that result from the following are not covered:

o     Self-inflicted injuries
o     A declared or undeclared war
o Injuries or diseases that first manifest while this optional insurance benefit is not in force

Cost of Benefits:

Depends on the Insured's Attained Age and selected Credit Amount

Termination of Benefits:

The benefits terminate on the earliest of

o     When your Policy ends
o     Upon cancellation of the rider
o The day before the Policy Anniversary on which the Insured is 60 years old, unless such benefits are being paid at that time

Children's Term Rider

Benefit Summary:

Pays a death benefit if an Insured Child dies

Benefit Description:

For each Insured Child that you name in your application, you select the Children's Term Benefit Amount that will be applicable to each Insured Child. The Children's Term Benefit Amount will be paid upon the death of an Insured Child and can be paid under an Income Plan.

Under most circumstances, if the Insured dies, the insurance on each Insured Child provided by this rider will become fully paid-up nonparticipating term insurance and will continue until each Insured Child's 23rd birthday. After an Insured Child is age 18, that Insured Child may convert the term insurance policy to a whole life plan.

Excluded Coverage:

This rider provides coverage only for Insured Children of the Insured. An Insured Child includes any child of the Insured who was at least 15 days old and less than 18 years old when named in the application. An Insured Child also includes any child at least 15 days old, who after the date of application for this rider, was born of any marriage of the Insured or was adopted by the Insured when less than 18 years of age.

Cost of Benefits:

Depends only on selected Children's Term Benefit Amounts

Termination of Benefits:

The benefits terminate on the earliest of

o     When your Policy ends
o     When you cancel the rider
o     The day before the Policy Anniversary on which the Insured is 65 years old
o     On an Insured Child's 23rd birthday, for that Insured Child
o     The day an Insured Child exercises the conversion option, for that Insured
      Child

Other Insured Rider

Benefit Summary:

Pays a death benefit if an Other Insured dies

Benefit Description:

For each Other Insured that you name in your application, you select an Other Insured Benefit Amount. The Other Insured Benefit Amount will be paid to the designated beneficiary upon the death of an Other Insured and can be paid under an Income Plan.

Under most circumstances, if the Insured dies, each Other Insured has the right to convert the coverage to a new life insurance policy.

Until the Policy Anniversary on which an Other Insured is age 85, that Other Insured may convert the coverage to any life insurance policy (other than term insurance) that we regularly issue.

Excluded Coverage:

N/A

Cost of Benefits:

Depends on each Other Insured's Attained Age, gender and underwriting class and selected Other Insured Benefit Amounts

Termination of Benefits:

The benefits terminate on the earliest of

o     When your Policy ends
o     When you cancel the rider
o The day before the Policy Anniversary on which the Insured is 100 years old
o The day before the Policy Anniversary on which the Other Insured is 95 years old, for that Other Insured
o The day an Other Insured exercises the conversion options, for that Other Insured

                       OTHER INFORMATION ABOUT YOUR POLICY

Policy is a Contract

The Policy is a legal contract between you and us to insure the life of the person named in the application as the Insured. We provide the insurance coverage and other benefits described in the Policy in exchange for your completed application and your premium payments.

When we refer to the Policy, we mean the entire contract, which consists of:

      o     The basic policy

      o     The application

      o     Any supplemental applications

      o Any optional policy benefits, riders or endorsements that add provisions or change the terms of the basic policy

The description of the Policy in this Prospectus is subject to the specific terms of your Policy as it contains specific contractual provisions and conditions. If the terms of your Policy differ from the description of the Policy in the Prospectus, you should rely on the terms in your Policy.

The Policy is subject to the laws in the state in which it is issued. To the extent that the Policy may not comply with the applicable state law, we will interpret it so that it complies.

Modification of Policy

Upon notice to you, we may modify your Policy:

      o If such modification is necessary to make the Policy comply with any law or regulation issued by a governmental agency applicable to the Policy

      o If such modification is necessary to assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws as a life insurance policy

      o If such modification is necessary to reflect a change in the operation of the Company, Separate Account 1 or the Sub-Accounts

      o If such modification adds, deletes or otherwise changes Sub-Account options

We also reserve the right to modify certain provisions of the Policy as stated in those provisions. In the event of a modification, we may make appropriate endorsement to the Policy to reflect the modification.

Your insurance agent cannot change any of the terms of your Policy, extend the time for making premium payments or make any other agreement that would be binding on us.

Extended Maturity Benefit

On the Policy Anniversary after the Insured turns age 100, the total of the then current value of your Sub-Accounts and the then current value of your Loan Account, plus interest due and unpaid, will be automatically transferred to the Fixed Account. Your total value in the Fixed Account will then be reduced by the amount of any outstanding Indebtedness. After that time, we will not accept any further premium payments, we will not deduct further charges, we will not permit you to transfer your money from the Fixed Account, we will not permit any additional loans and your death benefit option will be changed to Option 2. Unless you were older than age 75 on the Policy Date, we will not decrease your Specified Amount by your Account Value when we change your death benefit option to Option 2. Your Policy will continue in effect until the Insured's death or until the Policy is surrendered for its Net Cash Surrender Value.

Conversion to a Fixed Policy

You may elect to convert your Policy to a fixed policy at any time:

      o     Within 24 months of your Policy Date or

      o     Within 60 days of the later of

            o notification of a change in the investment policy of Separate Account 1, or

            o     the effective date of the change

If you elect to convert your Policy, we will transfer the entire value of your investment in the Sub-Accounts to the Fixed Account. We will not charge you for this transfer. After the date of your election to convert your Policy, Net Premiums may not be allocated and transfers may not be made to any of the Sub-Accounts. All other terms and charges of your Policy will continue to apply.

Confirmations and Statements

We will send you a confirmation of each premium payment and other financial transactions, such as transfers and partial withdrawals. We will also send you a statement each year showing the value of your investment in the Sub-Accounts and the Fixed Account.

If you have invested money in a Sub-Account, you will also receive semi-annual reports for the Fund in which the Sub-Account invests. These semi-annual reports will include a list of portfolio securities held by the underlying Fund.

Processing Guidelines

We use certain guidelines to determine when we will process your Policy application and other instructions. These processing guidelines determine your Policy Date and the effective date of instructions that you send to us. The effective date depends upon

      o Whether we receive your application or instructions before or after the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time),

      o     Whether the New York Stock Exchange is open at that time, and

      o     Whether your application and instructions are in good order.

Also, we cannot determine your Policy Date or the effective date of your Policy until we have received the initial minimum premium payment required to issue your Policy.

If you are the sole owner of the Policy, you must sign the Policy application and other instructions. If you and another person are joint owners of your Policy, you and your joint owner must both sign your Policy application and instructions.

Required Note on Computations

Calculations are based on the mortality table shown in your Policy Schedule.

We have filed a detailed statement of our computations with the applicable state insurance departments. The values under this Policy are not less than those required by the law of your state. Any benefit provided by an attached rider will not increase these values unless stated in the rider.

The method used in calculating Policy values will be based on the actuarial procedures that recognize the variable nature of this Policy.

Projection of Benefits and Values

In addition to any examples and illustrations provided to you by your insurance agent, you may request that we send you a hypothetical illustration of Policy benefits and values. We may charge a reasonable fee to provide this information to you.

Incontestability


We issue the Policy in reliance on the answers you provided in the application and any supplemental applications. These answers are considered representations, and not warranties. We have assumed that all these answers are true and complete. If they are not, we may have the right to contest and void the Policy as if it had not been issued. Except for cases involving termination of the Policy or fraud, we will not contest:


      o The Policy after the Policy has been in effect for 2 years during the Insured's lifetime

      o Any increase in Specified Amount after the increase has been in effect for 2 years during the Insured's lifetime

      o Any rider attached to the Policy after the rider has been in effect for 2 years

During these 2-year periods, we may contest the validity of your Policy, any increase in Specified Amount or the validity of any riders based on material misstatements made in the application or any supplemental application. No statement will be used in contesting a claim unless it is in an application or supplemental application and a copy of the application is attached to the Policy.

If your Policy is reinstated after termination, the 2-year period of contestability begins on the reinstatement date. If the Policy has been in effect for 2 years during the lifetime of the Insured, it will be contestable only as to statements made in the reinstatement application. If the Policy has been in force for less than 2 years, it will be contestable as to statements made in the reinstatement application as well as the initial application and supplemental applications.

Defending Against Claims

We will not use any statement you made to defend against a claim under your Policy unless it is in an application or supplemental application and a copy of the application is attached to the Policy.

Suicide Exclusion

Your Policy does not cover suicide by the Insured, whether sane or insane, during the 2-year period beginning with the Policy Date. If the Policy is in effect and the Insured commits suicide during this 2-year period, we will pay you the greater of the following amounts:

      o Your premium payments, less any Indebtedness, less any previous withdrawals, and less all monthly costs of insurance on all persons other than the Insured ever covered by rider

      o     The Net Cash Surrender Value

We will not pay any Death Benefit in these circumstances.

With respect to any increase in Specified Amount, we will not pay death benefits if the Insured, whether sane or insane, commits suicide within 2 years from the effective date of the increase. If the Policy has been in effect for more than 2 years after the Policy Date but less than 2 years from an increase in Specified Amount, we will return the monthly costs of insurance charged for the increase and pay death benefits based on the previous Specified Amount (on which the 2-year suicide exclusion has expired).

This provision also applies to any rider attached to the Policy. The 2-year period begins on the rider's date of issue.

If your Policy terminates and is later reinstated, we will measure the 2-year time period from the effective date of reinstatement. Any premium payment refund will be limited to premiums paid on or after the effective date of reinstatement.

Termination of Your Policy

Your Policy will terminate and all insurance coverage under the Policy will stop in the following instances:

      o As of the date on which we receive notice from you requesting that the Policy be cancelled

      o As of the date the Insured dies (although some riders may provide benefits for other covered persons beyond the Insured's death)

      o As of the date a Grace Period related to the continuation of your Policy expires

      o As of 31 days after we mail you a notice that your Indebtedness exceeds your Cash Surrender Value less the Monthly Deduction and the Monthly Expense Charge for the current month unless you make the necessary premium payment to continue the Policy

No Dividends

The Policies are "non-participating," which means that they do not pay dividends.

Misstatement of Age or Gender

If the age or gender of the Insured is misstated in information sent to us, we will change any benefits under the Policy to those benefits that your cost of insurance charge for the month of death would provide if the correct age and gender had been stated. If we do not discover the misstatement until after the payment of the Policy proceeds under one of the Income Plans has started, we will deduct any overpayments, plus compound interest, from subsequent payments and we will pay any underpayments, plus compound interest, in a lump sum.

Telephone Security Procedures

We have established security procedures for telephone transactions, such as recording telephone calls. We may also require a personal identification number
(PIN) or other identifying information. We will not be liable for losses due to unauthorized or fraudulent telephone instructions if we follow reasonable security procedures and reasonably believe the instructions are genuine.



Assignment

Generally, you may assign your Policy. We will not be bound by an assignment until we receive and record written notice of the assignment at Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Your rights and the rights of your Beneficiary will be affected by an assignment. We are not responsible for the validity or tax consequences of any assignment.

                    INFORMATION ABOUT THE INVESTMENT OPTIONS

The Sub-Accounts and the Funds

You can allocate your Net Premiums to one or more Sub-Accounts. You may also transfer amounts among the Fixed Account and the Sub-Accounts. Each Sub-Account invests in a corresponding Fund of the AIM Variable Insurance Funds, Inc. (AIM), The Alger American Fund (Alger), Deutsche Asset Management VIT Funds (Deutsche), MFS Variable Insurance Trust (MFS), PIMCO Variable Insurance Trust (PIMCO) or Touchstone Variable Series Trust (Touchstone).

Each Sub-Account buys shares of the corresponding Fund at net asset value without a sales charge. Dividends and capital gains distributions from a Fund are reinvested at net asset value without a sales charge and held by the Sub-Account as an asset. Each Sub-Account redeems Fund shares at net asset value to the extent necessary to make payment of Death Proceeds or other payments under the Policy.

The following table contains general information about the investment advisor, investment objective and principal investment strategies of each Fund in which a corresponding Sub-Account invests. The fund advisors and sub-advisors cannot guarantee that the Funds will meet their investment objectives nor is there any guarantee that your Account Value will equal or exceed the total of your Net Premiums. More complete information about each Fund, including information about its risks, performance and other investment strategies, is included in the prospectus of each Fund. Please read each prospectus carefully before you purchase a Policy or make other decisions about your investment options.

A Fund may have a name and/or investment objective that is very similar to the name of a publicly available mutual fund managed by the same advisor or sub-advisor. The Funds in which the Sub-Accounts invest are not publicly available and will not have the same performance as those publicly available mutual funds. Different performance will result from differences in various factors that affect the operation of a Fund, such as implementation of investment policies, Fund expenses and size of the Fund. In addition, your investment return from your Policy will be less than the investment return of a shareholder in the publicly available funds because you will pay additional charges related to your Policy, such as the mortality and expense risk charge.

AIM V.I. Growth Fund
(AIM V.I. Growth Sub-Account)

Fund Family:

AIM Variable Insurance Funds, Inc.

Fund Advisor:

AIM Advisors, Inc.

Investment Objective:


The Fund seeks to achieve growth of capital principally through investment in common stocks of seasoned and better capitalized companies considered to have strong earnings momentum. The Fund may invest up to 25% of its assets in foreign securities.

Principal Investment Strategies:

The portfolio manager focuses on companies that have experienced above-average growth in earnings and have excellent prospects for future growth. The Fund may engage in active and frequent trading.


AIM V.I. Government Securities Fund
(AIM V.I. Government Securities Sub-Account)

Fund Family:

AIM Variable Insurance Funds, Inc.

Fund Advisor:

AIM Advisors, Inc.

Investment Objective:

The Fund seeks to achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the U.S. Government. The Fund intends to maintain a dollar-weighted average portfolio maturity between 3 and 10 years.

Principal Investment Strategies:

The Fund invests primarily in U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies and instrumentalities.

Alger American Small Capitalization Portfolio
(Alger American Small Capitalization Sub-Account)

Fund Family:

The Alger American Fund

Fund Advisor:

Fred Alger Management, Inc.

Investment Objective:

The Fund seeks long-term capital appreciation.

Principal Investment Strategies:


The Fund invests primarily in equity securities. The Fund invests primarily in "growth" stocks. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the Fund invests primarily in small capitalization companies, companies that have a market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.


Alger American Growth Portfolio
(Alger American Growth Sub-Account)

Fund Family:

The Alger American Fund

Fund Advisor:

Fred Alger Management, Inc.

Investment Objective:

The Fund seeks long-term capital appreciation.

Principal Investment Strategies:


The Fund invests primarily in equity securities. The Fund invests primarily in "growth" stocks. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Fund invests primarily in the equity securities of large companies, companies that have a market capitalization of $1 billion or greater.

Deutsche VIT Equity 500 Index Fund
(Deutsche VIT Equity 500 Index Sub-Account)

Fund Family:

Deutsche Asset Management VIT Funds

Fund Advisor:

Bankers Trust Company

Investment Objective:

The Fund seeks to match the performance of the S&P 500.

Principal Investment Strategies:

Under normal circumstances, the Fund will invest at least 80% of its assets in stocks of companies included in the S&P 500 Index and in derivative instruments, such as future contracts and options, that provide exposure to the stocks of companies in the S&P 500 Index. The Fund's securities are weighted to attempt to make the Fund's total investment characteristics similar to those of the S&P 500 Index as a whole.

MFS VIT Emerging Growth Series
(MFS VIT Emerging Growth Sub-Account)

Fund Family:

MFS Variable Insurance Trust

Fund Advisor:

Massachusetts Financial Services Company

Investment Objective:


The Fund seeks to provide long-term growth of capital.

Principal Investment Strategies:

The Fund invests primarily (at least 65% of total assets) in the common stocks of companies believed to be early in their life cycle but have the potential to become major enterprises (emerging growth companies) or major enterprises whose rates of earnings growth are expected to accelerate. The portfolio manager selects securities based upon fundamental analysis. The Fund may invest in foreign securities through which it may have exposure to foreign currencies. It has and may engage in active and frequent trading.

MFS VIT Growth with Income Series
(MFS VIT Growth with Income Sub-Account)

Fund Family:

MFS Variable Insurance Trust

Fund Advisor:

Massachusetts Financial Services Company

Investment Objective:

The Fund seeks to provide reasonable current income and long-term growth of capital and income.

Principal Investment Strategies:

The Fund invests primarily (at least 65% of total assets) in equity securities. The Fund generally focuses on companies with larger market capitalizations that the portfolio manager believes have sustainable growth prospects and attractive valuation based on current and expected earnings or cash flow. The Fund also seeks to generate gross income equal to approximately 90% of the dividend yield on the Standard & Poor's 500 Composite Index. The Fund may invest in foreign securities through which it may have exposure to foreign currencies. It has and may engage in active and frequent trading.

PIMCO Long-Term U.S. Government Portfolio
(PIMCO Long-Term U.S. Government Sub-Account)

Fund Family:

PIMCO Variable Insurance Trust

Fund Advisor:

Pacific Investment Management Company

Investment Objective:

The Fund seeks to maximize total return, consistent with the preservation of capital and prudent investment management.

Principal Investment Strategies:


The Fund invests primarily (up to 65% of assets) in U.S. Government securities. The U.S. Government securities may be represented by options and futures contracts. The Fund may invest in other fixed income instruments and may invest all of its assets in derivative instruments or in mortgage-backed securities.


Touchstone Small Cap Value Fund
(Touchstone Small Cap Value Sub-Account)

Fund Family:

Touchstone Variable Series Trust

Fund Advisor:

Touchstone Advisors, Inc.

Fund Sub-Advisor:

Todd Investment Advisors, Inc.

Investment Objective:

The Fund seeks long-term growth of capital.

Principal Investment Strategies:

The Fund invests primarily (at least 75% of total assets) in the common stocks of small to medium capitalization companies that the portfolio manager believes are undervalued. The portfolio manager looks for stocks that are priced lower than they should be, and also contain a catalyst for growth. The Fund may also invest up to 5% of its assets (at the time of purchase) in any one company. The Fund will limit its investments so that the percentage of the Fund's assets invested in a particular industry will not be more than double the percentage of the industry in the Russell 2000 Index.

Touchstone Emerging Growth Fund
(Touchstone Emerging Growth Sub-Account)

Fund Family:

Touchstone Variable Series Trust

Fund Advisor:

Touchstone Advisors, Inc.

Fund Sub-Advisors:

David L. Babson & Company, Inc.
Westfield Capital Management Company, Inc.

Investment Objective:

The Fund seeks to increase the value of its shares as a primary goal and to earn income as a secondary goal.

Principal Investment Strategies:

The Fund invests primarily (at least 65% of total assets) in the common stocks of smaller, rapidly growing (emerging growth) companies. In selecting its investments, the portfolio managers focus on those companies they believe will grow faster than the U.S. economy in general. They also choose companies they believe are priced lower in the market than their true value.

Touchstone International Equity Fund
(Touchstone International Equity Sub-Account)

Fund Family:

Touchstone Variable Series Trust

Fund Advisor:

Touchstone Advisors, Inc.

Fund Sub-Advisor:

Credit Suisse Asset Management

Investment Objective:

The Fund seeks to increase the value of its shares over the long-term.

Principal Investment Strategies:

The Fund invests primarily (at least 80% of total assets) in equity securities of foreign companies and will invest in at least 3 countries outside the United States. A large portion of those non-U.S. equity securities may be issued by companies active in emerging market countries (up to 40% of total assets).

Touchstone High Yield Fund
(Touchstone High Yield Sub-Account)

Fund Family:

Touchstone Variable Series Trust

Fund Advisor:

Touchstone Advisors, Inc.

Fund Sub-Advisor:

Fort Washington Investment Advisors, Inc.

Investment Objective:

The Fund seeks to achieve a high level of current income as its main goal. Capital appreciation is a secondary consideration in achieving its goal.

Principal Investment Strategies:

The Fund invests primarily in debt securities. These debt securities will generally be more risky non-investment grade corporate and government securities (up to 100% of total assets) issued primarily by U.S. issuers. Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative.

Touchstone Value Plus Fund
(Touchstone Value Plus Sub-Account)

Fund Family:

Touchstone Variable Series Trust

Fund Advisor:

Touchstone Advisors, Inc.

Fund Sub-Advisor:

Fort Washington Investment Advisors, Inc.

Investment Objective:

The Fund seeks to increase the value of its shares over the long-term.

Principal Investment Strategies:

The Fund invests primarily (at least 65% of total assets) in common stock of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages and are believed to be priced lower than their true value. These companies may not pay dividends. The Fund may also invest in common stocks of rapidly growing companies to enhance the Fund's return and vary its investments to avoid having too much of the Fund's assets subject to risks specific to undervalued stocks. Also, up to 70% of total assets may be invested in large cap companies and up to 30% may be invested in mid cap companies.

Touchstone Growth & Income Fund
(Touchstone Growth & Income Sub-Account)

Fund Family:

Touchstone Variable Series Trust

Fund Advisor:

Touchstone Advisors, Inc.

Fund Sub-Advisor:

Scudder Kemper Investments, Inc.

Investment Objective:

The Fund seeks to increase the value of its shares over the long-term, while receiving dividend income.

Principal Investment Strategies:

The Fund generally invests (at least 50% of total assets) in dividend-paying common stocks, preferred stocks and convertible securities in a variety of industries. The portfolio manager may purchase securities that do not pay dividends (up to 50%) but which are expected to increase in value or produce high income payments in the future.

The Fund invests in stocks with lower valuations than the broad market that, in the portfolio manager's view, have improving fundamentals. The portfolio manager focuses on investing in the largest 1000 U.S. companies and the largest 100 American Depository Receipts (ADRs).

Touchstone Enhanced 30 Fund
(Touchstone Enhanced 30 Sub-Account)

Fund Family:

Touchstone Variable Series Trust

Fund Advisor:

Touchstone Advisors, Inc.

Fund Sub-Advisor:

Todd Investment Advisors, Inc.

Investment Objective:

The Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average (DJIA).

Principal Investment Strategies:

The Fund's portfolio is based on the 30 stocks which comprise the DJIA. The portfolio manager seeks to surpass the total return of the DJIA by substituting stocks that offer above average growth potential for these stocks in the DJIA that appear to have less growth potential. The portfolio manager uses a database of 4,000 stocks from which to choose the companies that will be substituted in the enhanced portion of the portfolio.

Touchstone Balanced Fund
(Touchstone Balanced Sub-Account)

Fund Family:

Touchstone Variable Series Trust

Fund Advisor:

Touchstone Advisors, Inc.

Fund Sub-Advisor:

OpCap Advisors, Inc.

Investment Objective:

The Fund seeks to achieve an increase in value and current income.

Principal Investment Strategies:

The Fund invests in both equity securities (generally about 60% of total assets) and debt securities (generally about 40%, but at least 25%). The debt securities will be rated investment grade or at the highest levels of non-investment grade.

Touchstone Bond Fund
(Touchstone Bond Sub-Account)

Fund Family:

Touchstone Variable Series Trust

Fund Advisor:

Touchstone Advisors, Inc.

Fund Sub-Advisor:

Fort Washington Investment Advisors, Inc.

Investment Objective:

The Fund seeks to provide a high level of dividends and distributions.

Principal Investment Strategies:

The Fund invests primarily in higher quality investment grade debt securities (at least 65% of total assets). The Fund's investment in debt securities may be determined by the direction in which interest rates are expected to move because the value of these securities generally moves in the opposite direction from interest rates. The Fund expects to have an average maturity between 5 and 15 years.

Touchstone Standby Income Fund
(Touchstone Standby Income Sub-Account)

Fund Family:

Touchstone Variable Series Trust

Fund Advisor:

Touchstone Advisors, Inc.

Fund Sub-Advisor:

Fort Washington Investment Advisors, Inc.

Investment Objective:

The Fund seeks to provide a higher level of current income than a money market fund, while also seeking to prevent large fluctuations in the value of the Sub-Account's initial investment. The Fund does not try to keep a constant $1.00 per share net asset value.

Principal Investment Strategies:

The Fund invests mostly in various types of money market instruments. All investments will be rated at least investment grade. On average, the securities held by the Fund will mature in less than one year.


Neither AIM Advisors, Inc., Fred Alger Management, Inc., Bankers Trust Company, Massachusetts Financial Services Company nor Pacific Investment Management Company is an affiliate of Columbus Life.


Special Considerations


AIM, Alger, Deutsche, MFS and PIMCO offer shares to Separate Account 1 and other separate accounts of unaffiliated life insurance companies to fund benefits under variable annuity contracts and variable life insurance policies. Touchstone offers its shares to the separate accounts of Columbus Life and Western-Southern Life Assurance Company to fund benefits under the Policies, other variable life insurance policies and variable annuity contracts. We do not foresee any disadvantage to you arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of contracts and policies to conflict. For example, violation of the federal tax laws by one separate account investing in a Fund could cause the contracts or policies funded through another separate account to lose their tax-deferred status, unless remedial action were taken.

If a material irreconcilable conflict arises between separate accounts, a separate account may be required to withdraw its investment in a Fund. If it becomes necessary for a separate account to replace its shares of a Fund with another investment, the Fund may have to liquidate portfolio securities on a disadvantageous basis. At the same time, AIM, Alger, Deutsche, MFS, PIMCO and Columbus Life are subject to conditions imposed by the SEC that are designed to prevent or remedy any conflict of interest. Touchstone, which is not subject to such conditions, has adopted certain procedures that substantially reflect and implement the substance of these conditions. These conditions and procedures require the Board of Trustees of each Fund has the obligation to monitor events in order to identify any material irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken to remedy or eliminate the conflict.

Changes in the Sub-Accounts and the Funds

We may add, delete or combine Sub-Accounts. New Sub-Accounts will invest in Funds we consider suitable. We may also substitute a new Fund or similar investment option for the Fund in which a Sub-Account invests. We would make a substitution to ensure the underlying Fund continues to be a suitable investment. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in the Fund's investment objectives or restrictions, a change in the availability of the Fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Policy holders.

Fixed Account

The Net Premiums that you allocate to the Fixed Account will earn interest. We guarantee that this interest rate will never be less than an effective annual rate of at least 3%. We may, but are not required to, credit interest in excess of this rate. Different interest rates may apply to Net Premiums allocated, or amounts transferred, to the Fixed Account on different dates. The current interest rate of the Fixed Account at the time we issue your Policy is shown in your Policy Schedule.

                          VALUATION OF YOUR INVESTMENT

Sub-Accounts

--------------------------------------------------------------------------------
Accumulation Unit

A unit of measure used to calculate a Policy owner's share of a Sub-Account. Although it is not the same as a mutual fund share, it is similar.
--------------------------------------------------------------------------------
Accumulation Unit Value

The dollar value of an Accumulation Unit in a Sub-Account.
--------------------------------------------------------------------------------

The value of your interest in a Sub-Account is measured in Accumulation Units. An Accumulation Unit is an accounting unit of measure. It is similar to a share of a mutual fund. The value of an Accumulation Unit varies from day to day depending on the investment performance of the Fund in which the Sub-Account is invested and the expenses of the Sub-Account.

The Accumulation Unit Value of each Sub-Account is calculated on each day that the New York Stock Exchange is open for business (Valuation Date). The Accumulation Unit Value of a Sub-Account on any Valuation Date is calculated by dividing the value of the Sub-Account's net assets by the number of Accumulation Units credited to the Sub-Account on the Valuation Date.

When you allocate Net Premiums or transfer amounts to a Sub-Account, your Account Value is credited with Accumulation Units. Other transactions, such as withdrawals and payments of the Monthly Deduction and Monthly Expense Charge, will decrease the number of Accumulation Units. The number of Accumulation Units added to or subtracted from your Account Value is calculated by dividing the dollar amount of the transaction by the Accumulation Unit Value for the Sub-Account at the close of trading on the Valuation Date when we process the transaction. We use the following guidelines to determine the Valuation Date when we process the transaction:

      o If we receive your premium payment or transfer instructions in good order on a Valuation Date before the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time), we will process the transaction on that Valuation Date.

      o     If not, we will process the transaction on the next Valuation Date.

To calculate the Accumulation Unit Value of a Sub-Account on any Valuation Date, we start with the Accumulation Unit Value from the preceding Valuation Date and adjust it to reflect the following items:

      o The investment performance of the Sub-Account, which is based on the investment performance of the corresponding Fund

      o     Any dividend or distributions paid by the corresponding Fund

      o Any charges or credits for taxes that we determined were the result of the investment operations of the Sub-Account

      o     The mortality and expense risk charge

Supplement F to this Prospectus contains a description of the procedures we use to calculate the Accumulation Unit Value of a Sub-Account.

Fixed Account

The value of the Fixed Account is calculated daily and reflects the following transactions:

      o     Net Premiums allocated to the Fixed Account

      o     Withdrawals from the Fixed Account

      o     Transfers to and from the Fixed Account

      o     Interest credited to the Fixed Account

      o Charges assessed against the Fixed Account, such as the Monthly Deduction and Monthly Expense Charges and any surrender charges

Supplement F to this Prospectus contains a description of the procedures we use to calculate the value in the Fixed Account.

                             PERFORMANCE INFORMATION

We may include performance information in advertisements, sales literature and reports to Policy owners or prospective investors.

We may report performance information in any manner permitted under applicable law. For example, we may report total returns and average annual total returns for the Funds and the Sub-Accounts or present performance information as a change in a hypothetical Policy owner's Account Value or Death Benefit. The performance information may cover various periods of time, including periods beginning with the start of operations of a Sub-Account or the Fund in which it invests. Performance information may not reflect the deduction of all charges applicable to a particular Policy. For example, performance information may not reflect the deduction of the cost of insurance charge because of the individual nature of this charge. If all charges applicable to a particular Policy were included, performance would be reduced.

You can request a personalized illustration that shows the performance of a hypothetical Policy. The illustration will be based either on actual historical Fund performance or on the hypothetical investment return that you request. The Net Cash Surrender Value provided in the illustration will assume all Fund charges and expenses, all Separate Account 1 charges and all Policy charges are deducted. The Account Value provided in the illustration will assume all charges except the surrender charge are deducted. Your Policy's actual investment performance may not be the same as the performance of the hypothetical Policy shown in the illustration. You should not consider any performance information to be an estimate or guarantee of future performance.

We may also compare the performance of a Sub-Account to the performance of other separate accounts or investments as listed in rankings prepared by independent organizations that monitor the performance of separate accounts and other investments. We may also include evaluations of the Sub-Account published by nationally recognized ranking services or nationally recognized financial publications.

                                  VOTING RIGHTS

Because each Sub-Account invests in a corresponding Fund, Columbus Life is entitled to vote at any meeting of the Fund's shareholders. Columbus Life, on behalf of Separate Account 1, votes the shares of a Fund that are held by a Sub-Account according to the instructions of the holders of the Policies who have invested in that Sub-Account.

If you have money in a Sub-Account on the record date for a meeting of the shareholders of the corresponding Fund, we will ask you for voting instructions. Your voting instructions will apply to a specific number of Fund shares. We will calculate this number by determining the percentage of the Sub-Account that you own and applying this percentage to the total number of Fund shares that the Sub-Account owns.

We will mail materials to you at least 14 days before the shareholder meeting so you can provide your voting instructions to us. If we do not receive voting instructions from you, we will still vote the shares for which you are entitled to provide instructions. We will vote these shares in the same proportion as the voting instructions received from Policy holders who provide instructions. If Columbus Life itself is entitled to vote at the shareholders meeting, it will vote its shares in the same manner.

We may not ask the Policy holders for voting instructions if the applicable rules and regulations change and permit us to vote the shares of the Fund. We may also change the manner in which we calculate the number of shares for which you can provide voting instructions if the applicable rules and regulations change.

We may disregard the voting instructions of Policy holders under certain circumstances and state insurance regulators may require us to disregard these instructions under certain circumstances. If we disregard the voting instructions we receive, we will include a summary of our actions in our next report to you.

             COLUMBUS LIFE INSURANCE COMPANY AND SEPARATE ACCOUNT 1

Columbus Life Insurance Company

Columbus Life Insurance Company (Columbus Life) is a stock life insurance company organized under the laws of the State of Ohio on September 8, 1986. It is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), a mutual life insurance company organized under the laws of the State of Ohio on February 23, 1888. Columbus Life issues insurance and annuity contracts and is located at 400 East Fourth Street, Cincinnati, Ohio 45202. Columbus Life is subject to supervision by the department of insurance of the various states in which it is licensed to transact business.

Investments allocated to the Fixed Account are held in Columbus Life's general account along with Columbus Life's other assets. The interests of the Fixed Account have not been registered under the Securities Act of 1933 and Columbus Life's general account has not been registered as an investment company under the Investment Company Act of 1940. As a result, the staff of the SEC has not reviewed the information in this Prospectus about the Fixed Account. Disclosures regarding the Fixed Account may, however, be subject to certain general provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

Because of state insurance law requirements, Columbus Life maintains reserves to cover its obligations under the Policies. The assets in Separate Account 1 attributable to the Policies make up a part of these reserves. Although these reserves support the Policies, Policy owners have no ownership interest in these reserves and any excess reserves will be for the benefit of Columbus Life and not the Policy owners. The general account of Columbus Life is available to satisfy Columbus Life's obligations under the Policies.

Directors of Columbus Life. Columbus Life is managed by its Board of Directors, 4 of whom are also officers of Columbus Life or WSLIC. Each Director's principal business address is 400 East Fourth Street, Cincinnati, Ohio 45202, unless otherwise noted. The following persons serve as Directors of Columbus Life:

Name                     Principal Occupation (Past 5 years)
----                     -----------------------------------

William J. Williams      Chairman of the Board of Columbus Life since 1989;
                         Chairman of the Board of WSLIC and Western-Southern
                         Life Assurance Company (WSLAC) since 1989; Chief
                         Executive Officer of WSLIC and WSLAC 1989-1994.

John F. Barrett          Vice-Chairman of the Board of Columbus Life since 1987;
                         Chief Executive Officer of WSLIC and WSLAC since 1994;
                         President of WSLIC and WSLAC since 1989; Chief
                         Operating Officer of WSLIC and WSLAC 1989-1994.

Lawrence L. Grypp        President and Chief Executive Officer of Columbus Life
                         since 1999; President and Chief Executive Officer of
                         Summit Financial Resources, Inc. 1998-1999; Executive
                         Vice President of Massachusetts Mutual Life Insurance
                         Company 1976-1996.

James N. Clark           Executive Vice President and Secretary of WSLIC and
                         WSLAC since 1997; Executive Vice President, Secretary and Treasurer of WSLIC and WSLAC 1996-1997; Executive
                         Vice President and Treasurer of WSLIC and WSLAC
                         1994-1996.


Paul H. Amato            Retired President and Chief Executive Officer of
                         Columbus Life. 6216 Whileaway Drive, Loveland, Ohio
                         45140.


Robert C. Savage         General Agent, Savage and Associates, 4427 Talmadge
                         Road, Building 2, Toledo, Ohio 43623.

Ralph E. Waldo           Retired President and Chief Executive Officer of
                         Columbus Life. 3974 Patricia Drive, Columbus, Ohio
                         43220.

Officers of Columbus Life (other than directors). The senior officers of Columbus Life, other than the Directors named above, and the officers responsible for the variable life operations are described below. Each officer's principal business address is 400 East Fourth Street, Cincinnati, Ohio 45202, unless otherwise noted.

Name                     Principal Occupation (Past 5 years)
----                     -----------------------------------

Dale P. Hennie           Senior Vice President and Chief Information Officer of
                         Columbus Life, WSLIC and WSLAC since 1999; Senior Vice
                         President of Insurance Operations of Columbus Life,
                         WSLIC and WSLAC 1997-1999; Vice President of WSLIC and
                         WSLAC 1990-1997.

Nora E. Moushey          Senior Vice President and Chief Actuary of Columbus
                         Life, WSLIC and WSLAC since 1998; Senior Vice President of Products and Financial Management of Columbus Life from 1993-1998.

James M. Teeters         Senior Vice President of Insurance Operations of
                         Columbus Life, WSLIC and WSLAC since 1999; Senior Vice
                         President of Administration of Columbus Life 1991-1999;
                         Senior Vice President of Administration of WSLIC and
                         WSLAC 1998-1999.

Robert L. Walker         Senior Vice President and Chief Financial Officer of
                         Columbus Life, WSLIC and WSLAC since 1998; Chief
                         Financial Officer of National Data Corporation
                         1997-1998; Senior Vice President and Chief Financial
                         Officer of Providian Corporation 1993-1997.

Mark A. Wilkerson        Senior Vice President and Chief Marketing Officer of
                         Columbus Life since 1990.

William F. Ledwin        Vice President and Chief Investment Officer of Columbus
                         Life since 1987; Senior Vice President and Chief
                         Investment Officer of WSLIC and WSLAC since 1989;
                         President of Fort Washington Investment Advisors, Inc.
                         since 1990.

Thomas D. Holdridge      Vice President of Underwriting of Columbus Life since
                         1980.

Donald J. Wuebbling      Vice President and Secretary of Columbus Life since
                         1987; Senior Vice President and General Counsel of
                         WSLIC and WSLAC since 1999; Vice President and General
                         Counsel of WSLIC and WSLAC 1988-1999.

Name                     Principal Occupation (Past 5 years)
----                     -----------------------------------

Edward S. Heenan         Vice President and Comptroller of Columbus Life, WSLIC
                         and WSLAC since 1987.

James J. Vance           Vice President and Treasurer of Columbus Life, WSLIC
                         and WSLAC since 1999; Treasurer of Columbus Life, WSLIC and WSLAC 1997-1999; Assistant Treasurer of WSLIC and
                         WSLAC 1995-1997; Director of Financial Research of
                         WSLIC and WSLAC 1994-1995.

Charles W. Wood, Jr.     Vice President of Sales and Marketing of Columbus Life
                         since 1999; Vice President of Marketing Support of
                         Columbus Life 1998-1999; Regional Vice President of
                         Sales of Ameritas Life Insurance Company 1996-1998;
                         Senior Vice President and Chief Marketing Officer of
                         Covenant Life Insurance Company 1988-1995.



Mario J. San Marco       Vice President of Columbus Life since 1992; Vice
                         President of WSLIC and WSLAC since 1988.


The directors, officers and employees of Columbus Life and Touchstone Securities are bonded in the amount of $12,500,000 by a Financial Institutions Blanket Bond, for dishonest, fraudulent, or criminal acts, wherever committed, and whether committed alone or in collusion with others.

Separate Account 1

Columbus Life established Columbus Life Separate Account 1 (Separate Account 1) under Ohio law on September 10, 1998. Separate Account 1 is registered with the SEC as a unit investment trust. We may operate Separate Account 1 as a management investment company or any other form permitted by law. We may also deregister Separate Account 1 if registration with the SEC is no longer required.


Separate Account 1 currently offers 18 Sub-Account options to purchasers of the Policies. Separate Account 1 holds the investments allocated to the Sub-Accounts by the owners of the Policies. It may also hold assets for the benefit of owners of certain other variable universal life insurance policies that it issues. Separate Account 1 invests the assets of each Sub-Account in an underlying Fund. The investment objective of a Sub-Account and the underlying Fund in which it invests are identical.


We own Separate Account 1's assets but we separate Separate Account 1's assets from our general account assets and the assets of our other separate accounts. Liabilities from other businesses we conduct will not be charged to Separate Account 1's assets. We hold Separate Account 1's assets exclusively for the benefit of owners and beneficiaries of the Policies and any other variable universal life policies supported by Separate Account 1. We are obligated to pay all benefits provided under the Policies.

The income, capital gains and capital losses of each Sub-Account are credited to or charged against the assets of that Sub-Account without regard to the income, capital gains or capital losses of any other Sub-Account or Columbus Life.

                                SERVICE PROVIDERS

Distribution of the Policies

Touchstone Securities, Inc. is the sole underwriter of the Policy. Touchstone Securities is a wholly-owned subsidiary of IFS Financial Services, a wholly-owned subsidiary of WSLAC, a wholly-owned subsidiary of WSLIC. Touchstone Securities is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.
(NASD) and Securities Investor Protection Corporation (SIPC). The Policy will be sold by agents who have entered into distribution agreements with Touchstone Securities. The agents will be licensed insurance agents in those states where the Policy may be lawfully sold. The agents will also be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of NASD.

Columbus Life pays Touchstone Securities, or agents of Touchstone Securities, a commission of up to 105% of the target annual premium (annualized) in the first year when the Policy is sold, plus up to 3% of all premiums in excess of the target annual premium. Each year thereafter, Columbus Life pays a commission of 3% or less on all premiums paid on a Policy. Each year Columbus Life also pays a service fee of 0.25% or less of the Account Value, less any Indebtedness. Touchstone Securities is generally responsible for paying its agents and representatives for distribution of the Policies.

Service Providers to the Funds

The key service providers for each family of Funds in which the Sub-Accounts invest are indicated below:

----------------------------------------------------------------------------------------------
                          AIM Variable Insurance Funds, Inc. (AIM)

        Advisor                           Custodian                 Underwriter/Distributor
        -------                           ---------                 -----------------------
AIM Advisors, Inc.                State Street Bank               AIM Distributors, Inc.
11 Greenway Plaza, Suite 100      and Trust Company               11 Greenway Plaza, Suite 100
Houston, Texas 77046              225 Franklin Street             Houston, Texas 77046
                                  Boston, Massachusetts 02110
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                             The Alger American Fund (Alger)

        Advisor                           Custodian                 Underwriter/Distributor
        -------                           ---------                 -----------------------
Fred Alger Management, Inc.       Custodial Trust Company         Alger Inc.
75 Maiden Lane                    101 Carnegie Center             30 Montgomery Street
New York, New York 10038          Princeton, New Jersey 08540     Jersey City, New Jersey 07302
----------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
                      Deutsche Asset Management VIT Funds (Deutsche)

        Advisor                           Custodian                 Underwriter/Distributor
        -------                           ---------                 -----------------------
Bankers Trust Company             Bankers Trust Company           Provident Distributors, Inc.
130 Liberty Street                130 Liberty Street              Four Falls Corporate Center
New York, New York  10006         New York, New York  10006       West Conshohocken,
                                                                  Pennsylvania 19428
----------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
                            MFS Variable Insurance Trust (MFS)

        Advisor                           Custodian                 Underwriter/Distributor
        -------                           ---------                 -----------------------
Massachusetts Financial           State Street Bank and Trust     MFS Fund Distributors, Inc
Services Company                  Company                         500 Boyleston Street
500 Boyleston Street              225 Franklin Street             Boston, Massachusetts 02116
Boston, Massachusetts 02116       Boston, Massachusetts 02110
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                          PIMCO Variable Insurance Trust (PIMCO)

        Advisor                           Custodian                 Underwriter/Distributor
        -------                           ---------                 -----------------------
Pacific Investment Management     Investors Fiduciary Trust       PIMCO Funds Distributors, Inc.
Company                           Company                         2187 Atlantic Street
840 Newport Center Drive          801 Pennsylvania                Stamford, Connecticut 06902
Newport Beach, California 92660   Kansas City, Missouri 64105
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                        Touchstone Variable Series Trust (Touchstone)

        Advisor                           Custodian                 Underwriter/Distributor
        -------                           ---------                 -----------------------
Touchstone Advisors, Inc.         Investors Bank & Trust          Touchstone Securities, Inc.
311 Pike Street                   Company                         311 Pike Street
Cincinnati, Ohio 45202            200 Clarendon Street            Cincinnati, Ohio 45202
                                  Boston, Massachusetts 02116
----------------------------------------------------------------------------------------------

                                   TAX MATTERS

The following is a summary discussion of certain federal income tax matters that apply to your Policy. The following discussion does not purport to be complete or to cover all situations. The discussion is general in nature, and it should not be considered tax advice. You should consult your own tax advisor for more complete information.

The individual situation of each Policy owner or beneficiary will determine how ownership or receipt of the Policy's proceeds will be treated for purposes of federal estate tax, state inheritance tax and other taxes. Other than the very general overview of the effect of federal estate taxes on the Policy that is contained in the following discussion, the effect of federal estate tax, state inheritance tax and other taxes is generally not discussed herein.

The following discussion is also based on federal income tax law and interpretations in effect as of the date of this Prospectus and is subject to later changes in such tax law or interpretations.

Except as is otherwise expressly noted below, this discussion assumes that you are the Policy owner and that you are a natural person who is a U.S. citizen and resident. The tax effects on an owner who is not a natural person, U.S. citizen or U.S. resident may be different than the effects discussed herein.

General

Your Policy will be treated as "life insurance" for federal income tax purposes
(a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"), and (b) for as long as the investments made by the mutual funds available for investment under the Policy satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the Policy will meet these requirements.

Accordingly, provided that your Policy meets such requirements, the following federal income tax consequences should apply:

      o The death benefit received by the beneficiary under the Policy will not be subject to federal income tax; and

      o Increases in the Policy's cash value as a result of investment experience will not be subject to federal income tax unless and until there is a distribution from the Policy, such as a surrender or a partial withdrawal.

Payment of Death Benefit

In general, as long as your Policy is considered "life insurance," the death benefit payable under the Policy will not be included in the income of the beneficiary receiving such benefit for federal income tax purposes.

However, if such death benefit is paid in the form of an Income Plan (over a period of years) and not in a lump sum, then, in general, a portion of each payment will be tax-free but the remaining portion of each payment will be treated as interest on the death benefit and will be included in the beneficiary's income for federal income tax purposes. The portion of each such payment that will be treated as tax-free and the portion that will be treated as interest are determined under the provisions of Section 101 of the Code and U.S. Treasury Department regulations issued thereunder. The tax-free portion generally will be determined by spreading on a pro rata basis the single sum death benefit under the Policy over the anticipated number of payments under the applicable Income Plan.

Pre-Death Distributions -- Testing for Modified Endowment Contract Status

The federal income tax consequences of a distribution from your Policy that does not reflect the payment of a death benefit under the Policy can be affected by whether the Policy is determined to be a "modified endowment contract." In all cases, however, the character of the income that is described in this and the following parts of this tax discussion as taxable to the recipient will be ordinary income (as opposed to capital gain).

Your Policy will generally be considered under the Code to be a "modified endowment contract" if, at any time during the first 7 Policy Years of the Policy, you have paid a cumulative amount of premiums that exceeds the premiums that would have been paid by that time under a fixed-benefit insurance policy that provided a death benefit equal to the Policy's first-year death benefit and that was designed (based on certain assumptions mandated under the Code) to provide for paid-up future benefits after the payment of 7 level annual premiums. This determination is called the "7-pay test."

Further, whenever there is a "material change" in your Policy, it will generally be (a) treated as a new contract for purposes of determining whether the Policy is a modified endowment contract and (b) thereby subjected to a new 7-pay test over a new 7-year period. The new 7-pay test will be adjusted to take into account, under a prescribed formula, the accumulated cash value of the Policy at the time of the material change. Thus, a materially changed Policy will be considered a modified endowment contract if it fails to satisfy the new 7-pay test.

A material change in your Policy for these purposes could occur as a result of a change in the Policy's death benefit option, the selection of additional rider benefits under the Policy, an increase in the Policy's Specified Amount of coverage, or certain other changes.

If your Policy's benefits are reduced during the first 7 Policy Years of the Policy (or within 7 years after a material change in the Policy), the initial 7-pay test that applied to the Policy at the time of its issue (or, if applicable, at the time of the material change in the Policy) will be recalculated based on the reduced level of benefits and applied retroactively for purposes of such 7-pay test. (Such a reduction in benefits could include, for example, a decrease in the Policy's Specified Amount that you request or, in some cases, a partial surrender or termination of additional benefits under a rider to the Policy.) If the premiums previously paid are greater than the recalculated 7-pay test limit, the Policy will become a modified endowment contract.

If your Policy is received in exchange for a modified endowment contract, it will also be considered a modified endowment contract.

Changes made in your Policy (for example, a decrease in the Policy's benefits or a lapse or reinstatement of the Policy) may also impact the maximum amount of premiums that can be paid under the Policy as well as the maximum amount of cash value that may be maintained under the Policy.

Taxation of Pre-Death Distributions If Your Policy is Not a Modified Endowment Contract

This part of the tax discussion summarizes the federal income tax purposes of a distribution to you from your Policy (that does not reflect the payment of a death benefit under the Policy) when the Policy is not considered a modified endowment contract.

Loans. As long as your Policy remains in force during the Insured's lifetime (and is not a modified endowment contract), no part of the proceeds of a loan from the Policy will be subject to current federal income tax. Interest on the loan generally will not be tax deductible.

If a loan is still outstanding when the Policy is surrendered or lapses, however, the then outstanding loan amount will be included in your income for federal income tax purposes at that time to the extent the cash value of the Policy exceeds your "basis" in the Policy. Generally your "basis" in the Policy will equal the premiums you have paid on the Policy less the amount of any previous distributions from the Policy that were taxable.

Partial Withdrawals. After the first 15 Policy Years of your Policy, the proceeds from a partial withdrawal will be subject to federal income tax to the extent such proceeds exceed your "basis" in the Policy. Your "basis" in the Policy generally will equal the premiums you have paid on the Policy, less the amount of any previous distributions from the Policy that were not taxable.

During the first 15 Policy Years of your Policy, the proceeds from a partial withdrawal or a reduction in insurance coverage generally will be subject to federal income tax to the extent that the then cash surrender value under the Policy exceeds your "basis" in the Policy, up to certain limits that are set forth in Section 7702 of the Code.

These limits generally are based on the amount by which your premiums on the Policy or the Policy's cash surrender value immediately before the withdrawal or reduction in coverage exceeds the amount of premiums or cash surrender value that was needed for the Policy to be considered a life insurance policy under the Code immediately before the withdrawal or reduction in coverage. These limits also depend in part on whether the withdrawal or reduction in coverage occurs in the first 5 Policy Years of the Policy.

Surrender or Termination. Upon full surrender of your Policy, any excess in the amount of the proceeds we pay (including for this purpose amounts we use to discharge any Policy loan) over your "basis" in the Policy will be subject to federal income tax. You will generally not be taxed on the portion of the proceeds that does not exceed your "basis" in the Policy. Your "basis" in the Policy generally will equal the premiums you have paid on the Policy less the amount of any previous distributions from the Policy that were taxable.

In addition, if your Policy terminates while there is a Policy loan outstanding, the cancellation of the loan and accrued loan interest will be treated as a distribution and could be subject to tax under the above rules.

Assignment. Finally, if you make an assignment of rights or benefits under your Policy, you may be deemed to have received a distribution from the Policy, all or part of which may be taxable.

Taxation of Pre-Death Distributions If Your Policy Is a Modified Endowment Contract

This part of the tax discussion summarizes the federal income tax purposes of a distribution to you from your Policy (that does not reflect the payment of a death benefit under the Policy) when the Policy is considered a modified endowment contract.

If your Policy is considered a modified endowment contract, any distribution from the Policy during the Insured's lifetime will generally be taxed on an "income-first" basis and hence will be included in your income for federal income tax purposes to the extent the then cash surrender value of the Policy exceeds your then "basis" in the Policy. For modified endowment contracts, your "basis" in the Policy is similar to the basis described above that would apply if the Policy were not a modified endowment contract, except that your "basis" would be increased by the amount of any prior loan under the Policy that was considered taxable income to you.

Distributions for this purpose generally include a loan received under the Policy (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or a partial withdrawal from the Policy. Thus, any such distributions will be considered taxable income to you to the extent the cash surrender value exceeds your "basis" in the Policy.

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by the same insurer (or its affiliate) to the same owner (excluding certain tax-qualified plans) during any calendar year are aggregated and treated as if they were a single modified endowment contract. Thus, if your Policy is considered a modified endowment contract and other modified endowment contracts issued by us (or an affiliate of ours) were issued to you in addition to the Policy during any calendar year, the Policy and such other contracts are considered one contract in determining the tax on any distribution under the Policy or one of such other contracts.

The U.S. Treasury Department has authority to prescribe additional rules to prevent avoidance of "income-first" taxation on distributions from modified endowment contracts.

Further, a 10% penalty tax will also generally apply under the federal income tax provisions of the Code to the taxable portion of a distribution to you from your Policy if it is a modified endowment contract. The penalty tax will not, however, apply to a distribution that is made:

      o     To you after you have attained age 59 1/2

      o In the case of your disability (as defined in the Code and generally limited to a disability that is expected to result in your death or be of indefinite duration and that prevents you from working in any job) or

      o Received as part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectances) of you and a beneficiary under the Policy.

Surrender or Termination. In addition, upon a full surrender of the Policy, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your "basis" in the Policy will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

If your Policy terminates after a Grace Period while there is a Policy loan outstanding, the cancellation of the loan will be treated as a distribution (to the extent not previously treated as a distribution) and could be subject to federal income tax, including the 10% penalty tax, as described above.

Applicable Time Periods. Distributions that occur during a Policy Year in which your Policy becomes a modified endowment contract, and during any subsequent Policy Years, will be taxed as described in this part of the discussion as distributions from a modified endowment contract. In addition, distributions from your Policy within two years before it becomes a modified endowment contract also will be subject to federal income tax in this manner. This means that a distribution made from the Policy when it was not a modified endowment contract could later become taxable as a distribution from a modified endowment contract if the Policy, subsequently, becomes a modified endowment contract (by reason of later failing the 7-pay test).

The U.S. Treasury Department has been authorized to prescribe rules that would treat other distributions from the Policy made in anticipation of the Policy becoming a modified endowment contract in a similar fashion.

Policy Lapses and Reinstatements

The lapse of your Policy may have the tax consequences described above for surrenders and terminations, even if you may be able to reinstate the Policy. For federal income tax purposes, some reinstatements may be treated as the purchase of a new insurance contract.

Diversification

As has been noted before, your Policy will be treated as "life insurance" for federal income tax purposes only if, among other things, the investments made by the mutual funds available for investment under the Policy satisfy certain investment diversification requirements under Section 817(h) of the Code.

The U.S. Treasury Department has issued regulations that implement the investment diversification requirements of Code Section 817(h). If we fail to comply with these regulations, your Policy will be disqualified as a life insurance policy under Section 7702 of the Code and you will be subject to federal income tax on the income under the Policy for the period of the disqualification and for subsequent periods. Separate Account 1, through the Funds, therefore intends to comply with these requirements.

In connection with the issuance of then temporary diversification regulations, the U.S. Treasury Department stated that it anticipated the issuance of guidelines that could describe certain circumstances in which your ability as the owner of your Policy to direct your investments under the Policy to particular sub-accounts within Separate Account 1 would cause you, rather than Columbus Life, to be treated as the owner of the assets of Separate Account 1. If you were considered the owner of the assets of Separate Account 1, income and gains from Separate Account 1 would be included in your income for federal income tax purposes. Columbus Life thus reserves the right to amend the Policy in any way necessary to avoid any such result.

As of the date of this Prospectus, however, no such guidelines have been issued, although the U.S. Treasury Department has informally indicated that any such guidelines could limit the number of investment funds or the frequency of transfers among such funds. If issued, these guidelines may be applied by us retroactively.

Estate and Generation Skipping Taxes

As noted before, this tax discussion generally addresses only federal income tax matters. We do, however, want to note as a general matter that, if you are the Insured under your Policy, the death benefit under the Policy will generally be includable in your estate for purposes of federal estate tax. If you are not the Insured, then, under certain conditions, only the replacement value, an amount approximately equal to the cash surrender value of the Policy, will be includable in your estate for purposes of federal estate tax.

Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, under the law in effect as of the date of this Prospectus, estates of less than $650,000 (with such amount increasing incrementally to $1 million by 2006) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes to the extent your estate is to be distributed to your surviving spouse.

If you are not the Insured under the Policy, and you die before the Insured, the value of your Policy, as determined under U.S. Treasury Department regulations, is includable in your estate for federal estate tax purposes. Whether a federal estate tax is payable depends on a variety of factors, including those listed in the preceding paragraph.


As a general rule, if a "transfer" under the Policy is made to a person who is two or more generations younger than you, a generation skipping transfer tax may be payable at rates similar to the maximum estate tax rate in effect at the time. The generation skipping transfer tax provisions generally apply to "transfers" that would be subject to the gift and estate tax rules. As of the date of this prospectus, individuals are allowed an aggregate generation skipping transfer tax exemption of $1,030,000. This amount is indexed for inflation annually.


Because these rules are complex, you should consult with a qualified tax advisor for specific information, especially when benefits under the Policy are passing to younger generations.

The particular situation of the Policy's owner, Insured and/or beneficiary will determine how ownership or receipt of the Policy's proceeds will be treated for purposes of federal estate and generation skipping taxes, as well as state and local estate, inheritance and other taxes.

Pension and Profit-Sharing Plans

If the Policy is purchased by a trust or other entity that forms part of a pension or profit-sharing plan that is qualified as a tax-favored plan under
Section 401(a) of the Code for the benefit of a participant covered under the plan, the federal income tax treatment of the Policy will be somewhat different from that described in the foregoing parts of this tax discussion.

If the Policy is purchased as part of a pension or profit sharing plan for the benefit of a plan participant, the reasonable net premium cost for the amount of insurance under the Policy is generally required to be included annually in the applicable plan participant's income for federal income tax purposes. This cost is generally determined by tables issued by the Internal Revenue Service or, if less, the insurance company's rates as to the cost of individual one-year term insurance for standard risks. This cost (generally referred to as the "P.S.-58" cost) is reported to the participant annually.

If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's beneficiary, then the excess of the Policy's death benefit over the Policy's cash surrender value generally will not be subject to federal income tax. However, the Policy's cash surrender value will generally still be taxable in this situation to the extent it exceeds the participant's cost basis in the Policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant.

Special rules may apply if the participant borrowed from the Policy or was considered an owner-employee under the plan (such as the sole proprietor, a 10% partner, or 5% Subchapter S corporation owner of the employer of the plan).

There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax-qualified plan. You should consult with the plan administrator and a qualified tax advisor in such situation.

Other Employee Benefit Programs

Complex rules may also apply when the Policy is held by an employee or a trust, or acquired by an employee, in connection with the provision of other employee benefits. In particular, such a Policy owner must consider whether the Policy was applied for by (or issued to) a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the Policy as life insurance for federal income tax purposes and the right of the named beneficiary under the Policy to receive a death benefit.

ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). An employer or trust should consult a qualified legal advisor as to the effect of ERISA in any case when the Policy is purchased in connection with an employee benefit plan.

Withholding

Payments received by you from your Policy (other than the payment of a tax-free death benefit under the Policy) are generally subject to federal income tax withholding to the extent it is reasonable to believe that they will be includable in income for federal income tax purposes, except that you generally are permitted to elect not to have federal income taxes withheld from such payments if you notify us on a timely basis that you are making this election (and meet certain reporting requirements as to such election).

If federal income tax withholding applies to the payment, the withholding is generally taken at the same rate as is taken on wages; except that, if the payments are not payable over a period of more than a year, the withholding is generally taken at a 10% rate. In some cases, when generation skipping taxes may apply, we may also be required to withhold for such taxes unless we receive satisfactory written notification that no such taxes are due.

Changes in Tax Laws

Your Policy may be affected by changes that occur in the federal income tax laws and by other tax laws, such as state or local income tax laws, federal estate and gift tax laws and local estate and other similar laws (which other laws are generally not discussed in this Prospectus). We have also not discussed the effect of possible tax law changes on the Policy in this tax discussion. We suggest that you consult a tax advisor if you have questions about the effects of such other tax laws or of possible changes in the tax laws.

Taxation of Columbus Life

Columbus Life is taxed as a life insurance company under federal income tax laws. Columbus Life does not initially expect to incur any income tax on the earnings or the realized capital gains attributable to Separate Account 1. If, in the future, Columbus Life determines that Separate Account 1 may incur federal income taxes, then it may assess a charge against the Sub-Accounts for those taxes. Any charge will reduce your Policy's Account Value.

We may have to pay state, local or other taxes in addition to premium taxes. At present, these taxes are not substantial. If they increase, charges may be made for such taxes when they are attributable to Separate Account 1 or allocable to your Policy.

Finally, certain Funds in which the Sub-Accounts are invested may elect to pass through to Columbus Life taxes withheld by foreign taxing jurisdictions of foreign source income. Such an election may result in additional taxable income and income tax to Columbus Life, which could result in charges being made for such taxes. The amount of the additional income tax, however, may be more than offset by credits for the foreign taxes withheld that are also passed through. These credits may provide a benefit to Columbus Life.

                            OTHER GENERAL INFORMATION

Legal Matters

Frost & Jacobs LLP has advised Columbus Life on certain federal securities law matters. All matters of Ohio law pertaining to the Policy, including the validity of the Policy and Columbus Life's right to issue the Policy under Ohio insurance law, have been passed upon by Donald J. Wuebbling, Esq., Senior Vice President and General Counsel of WSLIC.

Experts


Ernst & Young LLP, independent auditors, have audited the financial statements of Columbus Life Insurance Company Separate Account 1 and Columbus Life Insurance Company at December 31, 1999 and for the period then ended, as set forth in their reports. We have included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

The financial statements as of December 31, 1998 and for the year then ended for Columbus Life Insurance Company included in this Registration Statement have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

Actuarial matters in the Prospectus have been examined by David M. Burridge, FSA, MAAA, as stated in his opinion filed as an exhibit to the registration statement.

Financial Statements

This Prospectus contains financial statements for Separate Account 1 and financial statements of Columbus Life. The consolidated financial statements of Columbus Life included in this Prospectus are relevant only for the purpose of showing the ability of Columbus Life to meet its contractual obligations under the Policies. The financial statements of Columbus Life do not show or contain any information about the investment performance of Separate Account 1.

                       SUPPLEMENT A - POLICY ILLUSTRATION

The following tables illustrate how the Death Benefits, Account Values and Net Cash Surrender Values of a Policy may vary over an extended period of time at certain ages, assuming hypothetical gross rates of investment return for the investment options equivalent to constant gross annual rates of 0%, 5% and 10%.

The hypothetical rates of investment return are for purposes of illustration only and should not be deemed a representation of past or future rates of investment return. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors including the investment allocations made by a Policy owner. Also, values would be different from those shown if the gross annual investment returns averaged 0%, 5% and 10% over a period of years but fluctuated above and below those averages for individual Policy Years.


The tables assume that the Sub-Accounts are subject to a daily charge for Fund advisory fees and operating expenses equivalent to an annual rate of 0.83% of the average daily net assets. This annual expense ratio is based on the average of the expense ratios of each available Fund underlying the Sub-Accounts for the last fiscal year (estimated for Funds beginning operations in 1999) and takes into account current expense caps or expense reimbursement arrangements. The fees and expenses of each underlying Fund vary, and the total fees and expenses used in the above calculation ranged from an annual rate of 0.30% to an annual rate of 1.25% of average daily net assets. For more information on the investment option expenses, see the "Policy at a Glance" at the beginning of the Prospectus.


The tables also assume that the Sub-Accounts are subject to a daily charge for the Company's mortality and expense risks on a current basis at an annual rate of 0.90% for the first 20 Policy Years and 0.35% thereafter. On a guaranteed basis, the annual rate is 1.00% for all Policy Years.


The hypothetical gross annual rates of investment return of 0%, 5% and 10%, when adjusted for the above daily charges, result in the following net effective annual rates of return:


      o -1.71%, 3.2% and 8.12%, respectively, during the first 20 Policy Years and -1.17%, 3.71% and 8.65%, respectively, thereafter, with the mortality and expense risk charge on a current basis.

      o -1.81%, 3.1% and 8.01%, respectively, for all Policy Years with the mortality and expense risk charge on a guaranteed basis.

The tables reflect deduction of all applicable charges described in the Prospectus for the hypothetical Insured. The Net Cash Surrender Values illustrated in the tables also reflect deduction of applicable surrender charges. The current charges and the higher guaranteed maximum charges Columbus Life may charge are reflected in separate tables on each of the following pages. The amounts shown are as of the end of each Policy Year.

The hypothetical values shown in the tables do not reflect any charges for federal income taxes against Separate Account 1 since Columbus Life is not currently making such charges. However, such charges may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0%, 5% or 10% by an amount sufficient to cover tax charges in order to produce the Death Benefits, Account Values and Net Cash Surrender Values illustrated.

The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated, if all Net Premiums are allocated to the Sub-Accounts, if no Policy Loans have been made and if death benefit Option 1 has been selected. The tables are also based on the assumptions that the Policy owner has not requested an increase or decrease in Specified Amount, and that no partial withdrawals or transfers have been made.

For comparative purposes, the second column of each table on the Summary Pages of the illustrations shows the amount to which the premiums would accumulate if an amount equal to those premiums were invested to earn interest at 5% compounded annually.

Upon request, Columbus Life will provide you with a comparable illustration based upon the proposed Insured's age, sex and premium class, the Specified Amount or premium requested, and the proposed frequency of premium payments.

                Columbus Life Insurance Company--Illustration #1
--------------------------------------------------------------------------------
Designed for John Doe                               $100,000.00 Specified Amount
Male Issue Age 35                                  Death Benefit Option:  1
--------------------------------------------------------------------------------
Preferred-TNU                                        $900.00 Annual Premium
--------------------------------------------------------------------------------

Flexible Premium Variable Universal Life Insurance

The Policy is a flexible premium, variable universal life policy. The Policy is called "flexible premium" because you can change the amount and frequency of your premium payments, within certain limits. The Policy is called"variable" life insurance because your Cash Surrender Value and your Death Benefit may vary with the performance of the sub-accounts.

Underwriting Class: Male Preferred- TNU

The cost of insurance for this illustration is based on the assumption the policy is issued with the underwriting class listed at the left. Actual cost of insurance will depend on the outcome of the underwriting process, and may vary from what is shown on the illustration.

Death Benefit Option

You may select from two options. Option 1 provides an initial Death Benefit equal to the Specified Amount. Option 2 provides an initial Death Benefit equal to the Specified Amount plus the Account Value.

Initial Specified Amount $100,000

The Specified Amount assumed at issue is shown on the left. The actual amount payable at death will depend on the Death Benefit Option and may be decreased by loans or withdrawals, or increased by additional insurance benefits. The insurance contract will specify how to determine the benefit. The Death Benefits are illustrated as of the end of each policy year.

Initial Planned Premium Outlay $900.00 Annual

The planned premiums, including lump-sum premiums are shown in the yearly detail of this illustration (Mode A). Values would be different if premiums are paid with a different frequency or in different amounts. This illustration assumes that 100% of the premiums are allocated to the Variable Account.

Minimum Annual Premium for Lifetime Guarantee $1,254.29

By paying the Lifetime No-Lapse Guarantee premium, you are receiving a Benefit that will keep the policy in force for the lifetime of the insured even if your policy Net Cash Surrender Value is less than the next Monthly Deduction and Monthly Expense Charge, and regardless of investment performance.

Minimum Annual Premium for Term Guarantee $324.96

By paying the Term No-Lapse Guarantee premium, you are receiving a Benefit that will keep the policy in force for ten years even if your policy Net Cash Surrender Value is less than the next Monthly Deduction and Monthly Expense Charge, and regardless of investment performance. At least 1/12 of this minimum premium must be paid in order for the policy to take effect.

Non-Guaranteed Elements of the Policy

The cost of Insurance and the policy charges are guaranteed to be no higher than the maximums stated in the policy and prospectus. The current cost of insurance and current policy charges are not guaranteed. The Account Value will depend on the allocation to and the performance of the various sub-accounts as well as the non-guaranteed elements of the policy. No minimum Account Value is guaranteed for amounts allocated to the sub-accounts.

                Columbus Life Insurance Company - Illustration #1

--------------------------------------------------------------------------------
Designed for:                                                       Summary Page
John Doe                                                         Current Charges
Male Age: 35           Preferred-TNU    Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:   $100,000.00                     Death Benefit Option: 1
--------------------------------------------------------------------------------
Lump Sum                          $0                 Initial Premium     $900.00
--------------------------------------------------------------------------------

                                  Summary Page
                            Assuming Current Charges
                Assuming Hypothetical Gross Investment Return of:


                                  0.00%                5.00%              10.00%
                            ------------------  ------------------  ------------------
                                      Net Cash         Net Cash        Net Cash
         Premium  Premiums  Account  Surrender  Account  Surrender  Account  Surrender
 Year     Outlay    at 5%    Value     Value      Value    Value     Value     Value
------   -------  --------  -------  --------   -------  --------   -------  ---------
    1        900      945      618        0        654         0       690         0
    2        900    1,937    1,227        0      1,330         0     1,436         0
    3        900    2,979    1,826        0      2,028         0     2,245         0
    4        900    4,073    2,416       16      2,750       350     3,120       720
    5        900    5,222    2,984      584      3,484     1,084     4,055     1,655
    6        900    6,428    3,544    1,144      4,242     1,842     5,068     2,668
    7        900    7,694    4,084    1,684      5,015     2,615     6,153     3,753
    8        900    9,024    4,615    2,215      5,813     3,413     7,328     4,928
    9        900   10,420    5,127    2,727      6,627     4,227     8,589     6,189
   10        900   11,886    5,620    3,220      7,457     5,057     9,943     7,543
   15        900   20,392    7,757    7,757     11,820    11,820    18,367    18,367
   20        900   31,247    9,298    9,298     16,521    16,521    30,495    30,495
   25        900   45,102   10,284   10,284     21,996    21,996    49,465    49,465
   30        900   62,785    9,549    9,549     27,175    27,175    78,157    78,157
   35        900   85,353    5,746    5,746     31,047    31,047   122,015   122,015
   40        900  114,156      0##      0##     31,949    31,949   187,745   187,745
   45        900  150,917      0##      0##     26,086    26,086   287,106   287,106

Age 70       900   85,353    5,746    5,746     31,047    31,047   122,015   122,015

## Additional premium is required to keep the policy in force.

The current cost of insurance rates and charges are subject to change. Account Values will vary from those illustrated if actual rates and charges differ from those assumed.

The hypothetical gross rates of return are illustrative only and do not represent past or future investment results. Actual investment results may be more or less than those shown and will depend on investment allocations and the investment experience of the sub-accounts. No representation is being made that these hypothetical returns can be achieved over any time period. No minimum account value is guaranteed for amounts allocated to the sub-accounts.

If actual variable account earnings over an extended period average out to one of the hypothetical gross investment returns shown here, and if all other assumptions continue unchanged, it does not mean the policy will perform exactly as in these illustrations. This is because actual earnings will likely be sometimes higher and sometimes lower than the average, which will not give the same accumulated result as a constant rate every year.

                Columbus Life Insurance Company--Illustration #1

--------------------------------------------------------------------------------
Designed for:                                                      Summary Page
John Doe                                                         Maximum Charges
Male Age: 35           Preferred-TNU    Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:   $100,000.00                 Death Benefit Option:     1
--------------------------------------------------------------------------------
Lump Sum:                         $0                Initial Premium:     $900.00
--------------------------------------------------------------------------------

                                  Summary Page
                            Assuming Maximum Charges
                Assuming Hypothetical Gross Investment Return of:


                                  0.00%                5.00%              10.00%
                            ------------------  ------------------  ------------------
                                      Net Cash         Net Cash        Net Cash
         Premium  Premiums  Account  Surrender  Account  Surrender  Account  Surrender
 Year     Outlay    at 5%    Value     Value      Value    Value     Value     Value
------   -------  --------  -------  --------   -------  --------   -------  ---------
    1        900       945    556        0        590          0        624         0
    2        900     1,937  1,092        0      1,187          0      1,286         0
    3        900     2,979  1,607        0      1,792          0      1,990         0
    4        900     4,073  2,102        0      2,405          5      2,740       340
    5        900     5,222  2,577      177      3,026        626      3,540     1,140
    6        900     6,428  3,022      622      3,644      1,244      4,382     1,982
    7        900     7,694  3,449    1,049      4,272      1,872      5,281     2,881
    8        900     9,024  3,846    1,446      4,897      2,497      6,232     3,832
    9        900    10,420  4,214    1,814      5,521      3,121      7,238     4,838
   10        900    11,886  4,554    2,154      6,143      3,743      8,306     5,906
   15        900    20,392  5,807    5,807      9,193      9,193     14,726    14,726
   20        900    31,247  5,988    5,988     11,769     11,769     23,292    23,292
   25        900    45,102  4,391    4,391     13,035     13,035     34,611    34,611
   30        900    62,785    0##      0##     11,466     11,466     49,798    49,798
   35        900    85,353    0##      0##      3,764      3,764     71,256    71,256
   40        900   114,156    0##      0##        0##        0##    105,347   105,347
   45        900   150,917    0##      0##        0##        0##    156,619   156,619

Age 70       900    85,353    0##      0##      3,764      3,585     71,256    71,256

## Additional premium is required to keep the policy in force.

Maximum cost of insurance rates and charges have been used to calculate the above values. These maximums are shown in the policy and prospectus.


The hypothetical gross rates of return are illustrative only and do not represent past or future investment results. Actual investment results may be more or less than those shown and will depend on investment allocations and the investment experience of the sub-accounts. No representation is being made that these hypothetical returns can be achieved over any time period. No minimum account value is guaranteed for amounts allocated to the sub-accounts.

If actual variable account earnings over an extended period average out to one of the hypothetical gross investment returns shown here, and if all other assumptions continue unchanged, it does not mean the policy will perform exactly as in these illustrations. This is because actual earnings will likely be sometimes higher and sometimes lower than the average, which will not give the same accumulated result as a constant rate every year.

                Columbus Life Insurance Company - Illustration #1

--------------------------------------------------------------------------------
Designed for:                                                Policy Illustration
John Doe
Male Age: 35           Preferred-TNU    Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:   $100,000.00            Death Benefit Option:      1
--------------------------------------------------------------------------------
Lump Sum:                         $0            Initial Premium:     $900.00
--------------------------------------------------------------------------------

                                       Values Projected at 10%
                        --------------------------------------------------------
                                 8.12% Net                  8.01% Net
                        ---------------------------  ---------------------------
                              Current Charges            Maximum Charges
                        ---------------------------  ---------------------------
     End                          Net Cash                    Net Cash
      of Premium        Account  Surrender    Death  Account  Surrender    Death
Age Year  Outlay  Mode    Value      Value  Benefit    Value      Value  Benefit
--------------------------------------------------------------------------------
 36    1     900     A      690          0  100,000      624          0  100,000
 37    2     900     A    1,436          0  100,000    1,286          0  100,000
 38    3     900     A    2,245          0  100,000    1,990          0  100,000
 39    4     900     A    3,120        720  100,000    2,740        340  100,000
 40    5     900     A    4,055      1,655  100,000    3,540       1140  100,000
 41    6     900     A    5,068      2,668  100,000    4,382       1982  100,000
 42    7     900     A    6,153      3,753  100,000    5,281       2881  100,000
 43    8     900     A    7,328      4,928  100,000    6,232       3832  100,000
 44    9     900     A    8,589      6,189  100,000    7,238       4838  100,000
 45   10     900     A    9,943      7,543  100,000    8,306       5906  100,000
          ------
           9,000
 46   11     900     A   11,399      9,599  100,000    9,439       7639  100,000
 47   12     900     A   12,954     11,754  100,000   10,646       9446  100,000
 48   13     900     A   14,629     14,028  100,000   11,921      11321  100,000
 49   14     900     A   16,432     16,432  100,000   13,282      13282  100,000
 50   15     900     A   18,367     18,367  100,000   14,726     14,726  100,000
 51   16     900     A   20,454     20,454  100,000   16,251     16,251  100,000
 52   17     900     A   22,697     22,697  100,000   17,865     17,865  100,000
 53   18     900     A   25,111     25,111  100,000   19,578     19,578  100,000
 54   19     900     A   27,701     27,701  100,000   21,381     21,381  100,000
 55   20     900     A   30,495     30,495  100,000   23,292     23,292  100,000
          ------
          18,000
 56   21     900     A   33,705     33,705  100,000   25,306     25,306  100,000
 57   22     900     A   37,186     37,186  100,000   27,435     27,435  100,000
 58   23     900     A   40,956     40,956  100,000   29,694     29,694  100,000
 59   24     900     A   45,040     45,040  100,000   32,080     32,080  100,000
 60   25     900     A   49,465     49,465  100,000   34,611     34,611  100,000

Net investment return percentages shown at the top of the page are calculated as the hypothetical gross investment return less all asset-based charges shown in the Prospectus. The amounts shown in the columns labeled under Account Values, Net Cash Surrender Values and Death Benefits reflect these net investment returns as well as other applicable types of insurance costs, deductions and charges shown in the Prospectus. This illustration does not project performance of any fund selected.

                Columbus Life Insurance Company - Illustration #1

--------------------------------------------------------------------------------
Designed for:                                                Policy Illustration
John Doe
Male Age: 35           Preferred-TNU    Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:   $100,000.00                Death Benefit Option:      1
--------------------------------------------------------------------------------
Lump Sum:                         $0                Initial Premium:     $900.00
--------------------------------------------------------------------------------

                                       Values Projected at 10%
                        --------------------------------------------------------
                                 8.12% Net                  8.01% Net
                        ---------------------------  ---------------------------
                              Current Charges            Maximum Charges
                        ---------------------------  ---------------------------
     End                          Net Cash                    Net Cash
      of Premium        Account  Surrender    Death  Account  Surrender    Death
Age Year  Outlay  Mode    Value      Value  Benefit    Value      Value  Benefit
--------------------------------------------------------------------------------
 61   26     900     A   54,271     54,271  100,000   37,291     37,291  100,000
 62   27     900     A   59,494     59,494  100,000   40,140     40,140  100,000
 63   28     900     A   65,180     65,180  100,000   43,160     43,160  100,000
 64   29     900     A   71,380     71,380  100,000   46,374     46,374  100,000
 65   30     900     A   78,157     78,157  100,000   49,798     49,798  100,000
          ------
          27,000
 66   31     900     A   85,578     85,578  102,693   53,457     53,457  100,000
 67   32     900     A   93,635     93,635  111,426   57,388     57,388  100,000
 68   33     900     A  102,358    102,358  120,783   61,629     61,629  100,000
 69   34     900     A  111,798    111,798  130,804   66,234     66,234  100,000
 70   35     900     A  122,015    122,015  141,537   71,256     71,256  100,000
 71   36     900     A  133,071    133,071  153,032   76,767     76,767  100,000
 72   37     900     A  145,070    145,070  163,929   82,859     82,859  100,000
 73   38     900     A  158,109    158,109  175,501   89,647     89,647  100,000
 74   39     900     A  172,293    172,293  187,800   97,175     97,175  105,921
 75   40     900     A  187,745    187,745  200,887  105,347    105,347  112,721
          ------
          36,000
 76   41     900     A  204,605    204,605  214,835  114,235    114,235  119,947
 77   42     900     A  222,861    222,861  234,004  123,765    123,765  129,953
 78   43     900     A  242,620    242,620  254,751  133,978    133,978  140,644
 79   44     900     A  263,995    263,995  277,195  144,916    144,916  152,162
 80   45     900     A  287,106    287,106  301,462  156,619    156,619  164,450
 81   46     900     A  312,081    312,081  327,685  169,130    169,130  177,586
 82   47     900     A  339,055    339,055  356,007  182,484    182,484  191,608
 83   48     900     A  368,169    368,169  386,577  196,719    196,719  206,555
 84   49     900     A  399,569    399,569  419,547  211,866    211,866  222,459
 85   50     900     A  433,407    433,407  455,077  227,958    227,958  239,356
          ------
          45,000

Net investment return percentages shown at the top of the page are calculated as the hypothetical gross investment return less all asset-based charges shown in the Prospectus. The amounts shown in the columns labeled under Account Values, Net Cash Surrender Values and Death Benefits reflect these net investment returns as well as other applicable types of insurance costs, deductions and charges shown in the Prospectus. This illustration does not project performance of any fund selected.

                Columbus Life Insurance Company - Illustration #1

--------------------------------------------------------------------------------
Designed for:                                                Policy Illustration
John Doe
Male Age: 35           Preferred-TNU    Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:   $100,000.00            Death Benefit Option:      1
--------------------------------------------------------------------------------
Lump Sum:                         $0            Initial Premium:     $900.00
--------------------------------------------------------------------------------


                                        Values Projected at 10%
                        -----------------------------------------------------------
                                   8.12% Net                   8.01% Net
                        ------------------------------  ---------------------------
                              Current Charges            Maximum Charges
                        ------------------------------  ---------------------------
     End                           Net Cash                      Net Cash
      of Premium         Account  Surrender      Death  Account Surrender    Death
Age Year  Outlay  Mode     Value      Value    Benefit    Value     Value  Benefit
----------------------------------------------------------------------------------
 86   51     900     A   469,836    469,836    493,327  245,029   245,029  257,280
 87   52     900     A   509,015    509,015    534,465  263,110   263,110  276,266
 88   53     900     A   551,105    551,105    578,660  282,237   282,237  296,349
 89   54     900     A   596,269    596,269    626,082  302,441   302,441  317,593
 90   55     900     A   644,676    644,676    646,910  323,749   323,749  339,936
 91   56     900     A   696,497    696,497    731,321  346,176   346,176  363,485
 92   57     900     A   753,182    753,182    783,310  370,766   370,766  385,597
 93   58     900     A   815,457    815,457    839,921  397,902   397,902  409,839
 94   59     900     A   884,198    884,198    901,882  428,050   428,050  436,611
 95   60     900     A   960,473    960,473    970,078  461,825   461,825  466,443
          ------
          54,000
 96   61     900     A 1,044,980  1,044,980  1,044,980  499,614   499,614  499,614
 97   62     900     A 1,136,848  1,136,848  1,136,848  540,431   540,431  540,431
 98   63     900     A 1,236,717  1,236,717  1,236,717  584,516   584,516  584,516
 99   64     900     A 1,345,285  1,345,285  1,345,285  632,133   632,133  632,133
100   65     900     A 1,463,309  1,463,309  1,463,309  683,564   683,564  683,564
          ------
          58,500

Net investment return percentages shown at the top of the page are calculated as the hypothetical gross investment return less all asset-based charges shown in the Prospectus. The amounts shown in the columns labeled under Account Values, Net Cash Surrender Values and Death Benefits reflect these net investment returns as well as other applicable types of insurance costs, deductions and charges shown in the Prospectus. This illustration does not project performance of any fund selected.

                Columbus Life Insurance Company - Illustration #1

--------------------------------------------------------------------------------
Designed for:                                                Policy Illustration
John Doe
Male Age: 35           Preferred-TNU    Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:   $100,000.00                Death Benefit Option:      1
Lump Sum:                         $0                Initial Premium:     $900.00
--------------------------------------------------------------------------------

                                          Values Projected at 5%
                        --------------------------------------------------------
                                  3.2% Net                    3.1% Net
                        ---------------------------  ---------------------------
                              Current Charges            Maximum Charges
                        ---------------------------  ---------------------------
     End                          Net Cash                     Net Cash
      of Premium        Account  Surrender    Death  Account  Surrender   Death
Age Year  Outlay  Mode    Value      Value  Benefit    Value      Value  Benefit
--------------------------------------------------------------------------------
 36    1     900     A      654          0  100,000      590          0  100,000
 37    2     900     A    1,330          0  100,000    1,187          0  100,000
 38    3     900     A    2,028          0  100,000    1,792          0  100,000
 39    4     900     A    2,750        350  100,000    2,405          5  100,000
 40    5     900     A    3,484      1,084  100,000    3,026        626  100,000
 41    6     900     A    4,242      1,842  100,000    3,644      1,244  100,000
 42    7     900     A    5,015      2,615  100,000    4,272      1,872  100,000
 43    8     900     A    5,813      3,413  100,000    4,897      2,497  100,000
 44    9     900     A    6,627      4,227  100,000    5,521      3,121  100,000
 45   10     900     A    7,457      5,057  100,000    6,143      3,743  100,000
          ------
           9,000
 46   11     900     A    8,304      6,504  100,000    6,764      4,964  100,000
 47   12     900     A    9,157      7,957  100,000    7,384      6,184  100,000
 48   13     900     A   10,029      9,429  100,000    7,991      7,391  100,000
 49   14     900     A   10,920     10,920  100,000    8,598      8,598  100,000
 50   15     900     A   11,820     11,820  100,000    9,193      9,193  100,000
 51   16     900     A   12,741     12,741  100,000    9,766      9,766  100,000
 52   17     900     A   13,672     13,672  100,000   10,316     10,316  100,000
 53   18     900     A   14,616     14,616  100,000   10,842     10,842  100,000
 54   19     900     A   15,562     15,562  100,000   11,323     11,323  100,000
 55   20     900     A   16,521     16,521  100,000   11,769     11,769  100,000
          ------
          18,000
 56   21     900     A   17,602     17,602  100,000   12,158     12,158  100,000
 57   22     900     A   18,698     18,698  100,000   12,487     12,487  100,000
 58   23     900     A   19,801     19,801  100,000   12,755     12,755  100,000
 59   24     900     A   20,903     20,903  100,000   12,938     12,938  100,000
 60   25     900     A   21,996     21,996  100,000   13,035     13,035  100,000

Net investment return percentages shown at the top of the page are calculated as the hypothetical gross investment return less all asset-based charges shown in the Prospectus. The amounts shown in the columns labeled under Account Values, Net Cash Surrender Values and Death Benefits reflect these net investment returns as well as other applicable types of insurance costs, deductions and charges shown in the Prospectus. This illustration does not project performance of any fund selected.

                Columbus Life Insurance Company - Illustration #1

--------------------------------------------------------------------------------
Designed for:                                                Policy Illustration
John Doe
Male Age: 35           Preferred-TNU    Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:   $100,000.00                Death Benefit Option:      1
Lump Sum:                         $0                Initial Premium:     $900.00
--------------------------------------------------------------------------------

                                          Values Projected at 5%
                        --------------------------------------------------------
                                  3.2% Net                    3.1% Net
                        ---------------------------  ---------------------------
                              Current Charges            Maximum Charges
                        ---------------------------  ---------------------------
     End                          Net Cash                     Net Cash
      of Premium        Account  Surrender    Death  Account  Surrender   Death
Age Year  Outlay  Mode    Value      Value  Benefit    Value      Value  Benefit
--------------------------------------------------------------------------------
 61   26     900     A    23080      23080  100,000   13,019     13,019  100,000
 62   27     900     A    24148      24148  100,000   12,885     12,885  100,000
 63   28     900     A    25192      25192  100,000   12,597     12,597  100,000
 64   29     900     A    26204      26204  100,000   12,135     12,135  100,000
 65   30     900     A    27175      27175  100,000   11,466     11,466  100,000
          ------
          27,000
 66   31     900     A    28096      28096  100,000   10,556     10,556  100,000
 67   32     900     A    28951      28951  100,000    9,376      9,376  100,000
 68   33     900     A    29739      29739  100,000    7,884      7,884  100,000
 69   34     900     A    30441      30441  100,000    6,039      6,039  100,000
 70   35     900     A    31047      31047  100,000    3,764      3,764  100,000
 71   36     900     A    31537      31537  100,000      978        978  100,000
 72   37     900     A    31889      31889  100,000        0          0  100,000
 73   38     900     A    32097      32097  100,000
 74   39     900     A    32126      32126  100,000
 75   40     900     A    31949      31949  100,000
          ------
          36,000
 76   41     900     A    31533      31533  100,000
 77   42     900     A    30806      30806  100,000
 78   43     900     A    29712      29712  100,000
 79   44     900     A    28167      28167  100,000
 80   45     900     A    26086      26086  100,000
 81   46     900     A    23360      23360  100,000
 82   47     900     A    19852      19852  100,000
 83   48     900     A    15388      15388  100,000
 84   49     900     A     9732       9732  100,000
 85   50     900     A     2574       2574  100,000
          ------
          45,000
 86   51     900     A        0          0        0
          ------
          45,900

Net investment return percentages shown at the top of the page are calculated as the hypothetical gross investment return less all asset-based charges shown in the Prospectus. The amounts shown in the columns labeled under Account Values, Net Cash Surrender Values and Death Benefits reflect these net investment returns as well as other applicable types of insurance costs, deductions and charges shown in the Prospectus. This illustration does not project performance of any fund selected.

                Columbus Life Insurance Company - Illustration #1

--------------------------------------------------------------------------------
Designed for:                                            Policy Illustration
John Doe
Male   Age:  35        Preferred-TNUFlexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:   $100,000.00            Death Benefit Option:      1
Lump Sum:                         $0            Initial Premium:     $900.00
--------------------------------------------------------------------------------

                                          Values Projected at 0%
                       ---------------------------------------------------------
                                -1.71% Net                 -1.81% Net
                       ----------------------------  ---------------------------
                              Current Charges            Maximum Charges
                       ----------------------------  ---------------------------
     End                          Net Cash                    Net Cash
      of Premium        Account  Surrender    Death  Account  Surrender    Death
Age Year  Outlay  Mode    Value      Value  Benefit    Value      Value  Benefit
--------------------------------------------------------------------------------
 36    1     900     A      618          0  100,000      556          0  100,000
 37    2     900     A    1,227          0  100,000    1,092          0  100,000
 38    3     900     A    1,826          0  100,000    1,607          0  100,000
 39    4     900     A    2,416         16  100,000    2,102          0  100,000
 40    5     900     A    2,984        584  100,000    2,577        177  100,000
 41    6     900     A    3,544      1,144  100,000    3,022        622  100,000
 42    7     900     A    4,084      1,684  100,000    3,449      1,049  100,000
 43    8     900     A    4,615      2,215  100,000    3,846      1,446  100,000
 44    9     900     A    5,127      2,727  100,000    4,214      1,814  100,000
 45   10     900     A    5,620      3,220  100,000    4,554      2,154  100,000
          ------
           9,000
 46   11     900     A    6,094      4,294  100,000    4,867      3,067  100,000
 47   12     900     A    6,538      5,338  100,000    5,152      3,952  100,000
 48   13     900     A    6,965      6,365  100,000    5,400      4,800  100,000
 49   14     900     A    7,375      7,375  100,000    5,622      5,622  100,000
 50   15     900     A    7,757      7,757  100,000    5,807      5,807  100,000
 51   16     900     A    8,122      8,122  100,000    5,946      5,946  100,000
 52   17     900     A    8,461      8,461  100,000    6,038      6,038  100,000
 53   18     900     A    8,773      8,773  100,000    6,084      6,084  100,000
 54   19     900     A    9,048      9,048  100,000    6,064      6,064  100,000
 55   20     900     A    9,298      9,298  100,000    5,988      5,988  100,000
          ------
          18,000
 56   21     900     A    9,585      9,585  100,000    5,835      5,835  100,000
 57   22     900     A    9,836      9,836  100,000    5,605      5,605  100,000
 58   23     900     A   10,044     10,044  100,000    5,299      5,299  100,000
 59   24     900     A   10,196     10,196  100,000    4,894      4,894  100,000
 60   25     900     A   10,284     10,284  100,000    4,391      4,391  100,000

Net investment return percentages shown at the top of the page are calculated as the hypothetical gross investment return less all asset-based charges shown in the Prospectus. The amounts shown in the columns labeled under Account Values, Net Cash Surrender Values and Death Benefits reflect these net investment returns as well as other applicable types of insurance costs, deductions and charges shown in the Prospectus. This illustration does not project performance of any fund selected.

                Columbus Life Insurance Company - Illustration #1

--------------------------------------------------------------------------------
Designed for:                                                Policy Illustration
John Doe
Male Age: 35           Preferred-TNU    Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:   $100,000.00                Death Benefit Option:      1
Lump Sum:                         $0                Initial Premium:     $900.00
--------------------------------------------------------------------------------

                                          Values Projected at 0%
                       ---------------------------------------------------------
                                -1.71% Net                 -1.81% Net
                       ----------------------------  ---------------------------
                              Current Charges            Maximum Charges
                       ----------------------------  ---------------------------
     End                          Net Cash                    Net Cash
      of Premium        Account  Surrender    Death  Account  Surrender    Death
Age Year  Outlay  Mode    Value      Value  Benefit    Value      Value  Benefit
--------------------------------------------------------------------------------
 61   26     900     A   10,308     10,308  100,000    3,765      3,765  100,000
 62   27     900     A   10,257     10,257  100,000    3,016      3,016  100,000
 63   28     900     A   10,120     10,120  100,000    2,108      2,108  100,000
 64   29     900     A    9,888      9,888  100,000    1,026      1,026  100,000
 65   30     900     A    9,549      9,549  100,000        0          0  100,000
          ------
          27,000
 66   31     900     A    9,092      9,092  100,000
 67   32     900     A    8,493      8,493  100,000
 68   33     900     A    7,751      7,751  100,000
 69   34     900     A    6,840      6,840  100,000
 70   35     900     A    5,746      5,746  100,000
 71   36     900     A    4,439      4,439  100,000
 72   37     900     A    2,889      2,889  100,000
 73   38     900     A    1,086      1,086  100,000
 74   39     900     A        0          0  100,000
          ------
          35,100

Net investment return percentages shown at the top of the page are calculated as the hypothetical gross investment return less all asset-based charges shown in the Prospectus. The amounts shown in the columns labeled under Account Values, Net Cash Surrender Values and Death Benefits reflect these net investment returns as well as other applicable types of insurance costs, deductions and charges shown in the Prospectus. This illustration does not project performance of any fund selected.

                Columbus Life Insurance Company - Illustration #1

--------------------------------------------------------------------------------
Designed for:                                                Premium Information
John Doe
Male Age: 35           Preferred-TNU    Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:   $100,000.00                Death Benefit Option:      1
--------------------------------------------------------------------------------
Lump Sum:                         $0                Initial Premium:     $900.00
--------------------------------------------------------------------------------

Premium Information

Term No Lapse                $324.96            Guideline              $1,393.65
Seven Pay Premium          $3,813.30
Guarantee                                       Level
Premium                                         Premium

Lifetime No Lapse          $1,254.29            Guideline             $15,735.32
Guarantee                                       Single
Premium                                         Premium

If the policy is in force on the policy anniversary when the insured is age 100, the Death Benefit will continue and the Death Benefit Option will be Option 2. If the Death Benefit Option was previously Option 1, the Specified Amount will not be automatically decreased by the Account Value unless the Insured's issue age was greater than 75. Any riders will terminate. The variable Account Value and any loan Account Value will be transferred to the fixed account, which will thereafter earn the then-current interest rate. The fixed account will be reduced by the amount of any indebtedness and no further loans will be permitted. No further premiums may be paid and no costs or charges will be deducted. The policy will continue beyond the Insured's age 100 in this manner until the Insured's death. However, the owner may discontinue this Extended Maturity Benefit at any time by surrendering the policy.

                Columbus Life Insurance Company - Illustration #1

--------------------------------------------------------------------------------
Designed for:                                                    Important Notes
John Doe
Male Age: 35           Preferred-TNU    Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:   $100,000.00                Death Benefit Option:      1
--------------------------------------------------------------------------------
Lump Sum:                         $0                Initial Premium:     $900.00
--------------------------------------------------------------------------------

Important Notes

Current and maximum values assume that premiums are paid as indicated, that the first payment is received by the policy issue date, and that each subsequent periodic payment is received by the planned date.

The current per policy expense charge is $6.00 per month. The maximum per policy expense charge is $7.00 per month. The current premium expense charge is 4.75% for policy years 1-20 and 2.75% thereafter. The maximum premium expense charge is 5.50%. The premium tax charge will vary by state. On a current basis it will be equal to the state premium tax rate plus .55% for the federal DAC (Deferred Acquisition Cost) tax. The maximum tax charge is guaranteed to be no greater than 3.50%. The Account Values, Net Cash Surrender Values and Death Benefits shown in this illustration reflect the deduction of these charges. The Net Cash Surrender Values also reflect the deductions of applicable surrender charges.

Current interest credited on the Fixed Account is 5%.

Guaranteed interest credited on the Fixed Account is 3%.

This illustration does include the Term No Lapse Guarantee. The Term No Lapse Guarantee is available only if the required premium is paid. If the required premium is not paid the benefit is terminated.

This illustration does not include the Lifetime No Lapse Guarantee. The Lifetime No Lapse Guarantee is available only if the required premium is paid. If the required premium is not paid the benefit is terminated.

If premiums are paid as illustrated this policy is not a modified endowment contract.

This is an illustration and not a contract or offer of insurance. Although the information in this illustration is based on certain tax and legal assumptions, it is not intended to be tax or legal advice. Such advice should be obtained from a professional tax or legal adviser.

                Columbus Life Insurance Company - Illustration #2

--------------------------------------------------------------------------------
Designed for John Doe                               $100,000.00 Specified Amount
Male Issue Age 55                                        Death Benefit Option: 1
Preferred-TNU                                           $2,280.00 Annual Premium
--------------------------------------------------------------------------------

Flexible Premium Variable Universal Life Insurance

The Policy is a flexible premium, variable universal life policy. The Policy is called "flexible premium" because you can change the amount and frequency of your premium payments, within certain limits. The Policy is called "variable" life insurance because your Cash Surrender Value and your Death Benefit may vary with the performance of the sub-accounts.

Underwriting Class: Male Preferred-TNU

The cost of insurance for this illustration is based on the assumption the policy is issued with the underwriting class listed at the left. Actual cost of insurance will depend on the outcome of the underwriting process, and may vary from what is shown on the illustration.

Death Benefit Option

You may select from two options. Option 1 provides an initial Death Benefit equal to the Specified Amount. Option 2 provides an initial Death Benefit equal to the Specified Amount plus the Account Value.

Initial Specified Amount $100,000

The Specified Amount assumed at issue is shown on the left. The actual amount payable at death will depend on the Death Benefit Option and may be decreased by loans or withdrawals, or increased by additional insurance benefits. The insurance contract will specify how to determine the benefit. The Death Benefits are illustrated as of the end of each policy year.

Initial Planned Premium Outlay $2,280.00 Annual

The planned premiums, including lump-sum premiums are shown in the yearly detail of this illustration (Mode A). Values would be different if premiums are paid with a different frequency or in different amounts. This illustration assumes that 100% of the premiums are allocated to the Variable Account.

Minimum Annual Premium for Lifetime Guarantee $3,168.07

By paying the Lifetime No-Lapse Guarantee premium, you are receiving a Benefit that will keep the policy in force for the lifetime of the insured even if your policy Net Cash Surrender

Value is less than the next Monthly Deduction and Monthly Expense Charge, and regardless of investment performance.

Minimum Annual Premium for Term Guarantee $1,414.44

By paying the Term No-Lapse Guarantee premium, you are receiving a Benefit that will keep the policy in force for ten years even if your policy Net Cash Surrender Value is less than the next Monthly Deduction and Monthly Expense Charge, and regardless of investment performance. At least 1/12 of this minimum premium must be paid in order for the policy to take effect.

Non-Guaranteed Elements of the Policy

The cost of Insurance and the policy charges are guaranteed to be no higher than the maximums stated in the policy and prospectus. The current cost of insurance and current policy charges are not guaranteed. The Account Value will depend on the allocation to and the performance of the various sub-accounts as well as the non-guaranteed elements of the policy. No minimum Account Value is guaranteed for amounts allocated to the sub-accounts.

                Columbus Life Insurance Company - Illustration #2

--------------------------------------------------------------------------------
Designed for:                                                       Summary Page
John Doe                                                         Current Charges
Male Age: 55           Preferred-TNU    Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:   $100,000.00                Death Benefit Option:      1
Lump Sum:                         $0                Initial Premium:   $2,280.00
--------------------------------------------------------------------------------

                                  Summary Page
                            Assuming Current Charges
                Assuming Hypothetical Gross Investment Return of:


                                    0.00%              5.00%                10.00%
                             -----------------  ------------------  -------------------
                                      Net Cash  Net Cash  Net Cash
         Premium  Premiums   Account Surrender   Account  Surrender  Account  Surrender
 Year     Outlay     at 5%     Value     Value     Value     Value     Value      Value
------   -------   -------   -------   -------   -------   -------   -------   --------
    1      2,280     2,394     1,597         0       168         0     1,779          0
    2      2,280     4,908     3,138         0     3,402         0     3,675          0
    3      2,280     7,547     4,615       705     5,132     1,222     5,687      1,777
    4      2,280    10,318     6,019     2,109     6,871     2,961     7,815      3,905
    5      2,280    13,228     7,340     3,430     8,608     4,698    10,062      6,152
    6      2,280    16,284     8,583     4,673    10,347     6,437    12,440      8,530
    7      2,280    19,492     9,738     5,828    12,079     8,169    14,956     11,046
    8      2,280    22,861    10,798     6,888    13,797     9,887    17,614     13,704
    9      2,280    26,398    11,755     7,845    15,492    11,582    20,424     16,514
   10      2,280    30,111    12,602     8,692    17,159    13,249    23,395     19,485
   15      2,280    51,659    14,841    14,841    24,741    24,741    41,204     41,204
   20      2,280    79,160    12,515    12,515    30,050    30,050    66,550     66,550
   25      2,280   114,259     2,459     2,459    31,691    31,691   110,620    110,620
   30      2,280   159,055       0##       0##    21,597    21,597   178,410    178,410
   35      2,280   216,227       0##       0##       0##       0##   276,587    276,587
   40      2,280   289,195       0##       0##       0##       0##   423,267    423,267
   45      2,280   382,322       0##       0##       0##       0##   656,134    656,134

Age 70     2,280    51,659    14,841    14,841    24,610    24,610    41,204     41,204

## Additional premium is required to keep the policy in force.

The current cost of insurance rates and charges are subject to change. Account Values will vary from those illustrated if actual rates and charges differ from those assumed.

The hypothetical gross rates of return are illustrative only and do not represent past or future investment results. Actual investment results may be more or less than those shown and will depend on investment allocations and the investment experience of the sub-accounts. No representation is being made that these hypothetical returns can be achieved over any time period. No minimum account value is guaranteed for amounts allocated to the sub-accounts.

If actual variable account earnings over an extended period average out to one of the hypothetical gross investment returns shown here, and if all other assumptions continue unchanged, it does not mean the policy will perform exactly as in these illustrations. This is because actual earnings will likely be sometimes higher and sometimes lower than the average, which will not give the same accumulated result as a constant rate every year.

                Columbus Life Insurance Company - Illustration #2

--------------------------------------------------------------------------------
Designed for:                                                       Summary Page
John Doe                                                         Maximum Charges
Male Age: 55           Preferred-TNU    Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:   $100,000.00                Death Benefit Option:      1
Lump Sum:                         $0                Initial Premium:   $2,280.00
--------------------------------------------------------------------------------

                                  Summary Page
                            Assuming Maximum Charges
                Assuming Hypothetical Gross Investment Return of:


                                    0.00%              5.00%              10.00%
                            ------------------  ------------------  ------------------
                                      Net Cash            Net Cash            Net Cash
         Premium  Premiums  Account  Surrender  Account  Surrender  Account  Surrender
 Year     Outlay     at 5%    Value      Value    Value      Value    Value      Value
-----    -------  --------  -------  ---------  -------- ---------  -------  ---------
    1      2,280     2,394    1,150          0     1,228         0    1,307          0
    2      2,280     4,908    2,207          0     2,422         0    2,645          0
    3      2,280     7,547    3,174          0     3,582         0    4,020        110
    4      2,280    10,318    4,032        122     4,685       775    5,414      1,504
    5      2,280    13,228    4,782        872     5,732     1,822    6,831      2,921
    6      2,280    16,284    5,404      1,494     6,701     2,791    8,254      4,344
    7      2,280    19,492    5,901      1,991     7,589     3,679    9,687      5,777
    8      2,280    22,861    6,241      2,331     8,362     4,452   11,103      7,193
    9      2,280    26,398    6,415      2,505     9,006     5,096   12,493      8,583
   10      2,280    30,111    6,401      2,491     9,496     5,586   13,838      9,928
   15      2,280    51,659    2,781      2,781     8,672     8,672   19,256     19,256
   20      2,280    79,160        0          0         0         0   18,811     18,811
   25      2,280   114,259        0          0         0         0        0          0
   30      2,280   159,055        0          0         0         0        0          0
   35      2,280   216,227        0          0         0         0        0          0
   40      2,280   289,195        0          0         0         0        0          0
   45      2,280   382,322        0          0         0         0        0          0
Age 70     2,280    51,659    2,781      2,781     8,672     8,672   19,256     19,256

## Additional premium is required to keep the policy in force.

Maximum cost of insurance rates and charges have been used to calculate the above values. These maximums are shown in the policy and prospectus.

The hypothetical gross rates of return are illustrative only and do not represent past or future investment results. Actual investment results may be more or less than those shown and will depend on investment allocations and the investment experience of the sub-accounts. No representation is being made that these hypothetical returns can be achieved over any time period. No minimum account value is guaranteed for amounts allocated to the sub-accounts.

                     Columbus Life Insurance Company - Illustration #2
--------------------------------------------------------------------------------
Designed for:                                                Policy Illustration
John Doe
Male Age: 55           Preferred-TNU    Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:   $100,000.00            Death Benefit Option:      1
Lump Sum:                         $0            Initial Premium:  $2,280.00
--------------------------------------------------------------------------------


                                       Values Projected at 10%
             --------------------------------------------------------------------
                                8.12% Net                   8.01% Net
             --------------------------------------------------------------------
                              Current Charges            Maximum Charges
             --------------------------------------------------------------------
      End                           Net Cash                   Net Cash
       of  Premium        Account  Surrender   Death  Account  Surrender   Death
Age  Year   Outlay  Mode    Value      Value  Benefit   Value      Value  Benefit
---------------------------------------------------------------------------------
 56     1    2,280     A    1,779          0  100,000   1,307          0  100,000
 57     2    2,280     A    3,675          0  100,000   2,645          0  100,000
 58     3    2,280     A    5,687      1,777  100,000   4,020        110  100,000
 59     4    2,280     A    7,815      3,905  100,000   5,414      1,504  100,000
 60     5    2,280     A   10,162      6,152  100,000   6,831      2,921  100,000
 61     6    2,280     A   12,440      8,530  100,000   8,254      4,344  100,000
 62     7    2,280     A   14,956     11,046  100,000   9,687      5,777  100,000
 63     8    2,280     A   17,614     13,704  100,000  11,103      7,193  100,000
 64     9    2,280     A   20,424     16,514  100,000  12,493      8,583  100,000
 65    10    2,280     A   23,395     19,485  100,000  13,838      9,928  100,000
            ------
            22,800
 66    11    2,280     A   26,542     23,609  100,000  15,119     12,186  100,000
 67    12    2,280     A   29,871     27,916  100,000  16,324     14,369  100,000
 68    13    2,280     A   33,411     32,434  100,000  17,431     16,453  100,000
 69    14    2,280     A   37,179     37,179  100,000  18,424     18,424  100,000
 70    15    2,280     A   41,204     41,204  100,000  19,256     19,256  100,000
 71    16    2,280     A   45,514     45,514  100,000  19,885     19,885  100,000
 72    17    2,280     A   50,147     50,147  100,000  20,249     20,249  100,000
 73    18    2,280     A   55,159     55,159  100,000  20,259     20,259  100,000
 74    19    2,280     A   60,603     60,603  100,000  19,819     19,819  100,000
 75    20    2,280     A   66,550     66,550  100,000  18,811     18,811  100,000
            ------
            45,600
 76    21    2,280     A   73,549     73,549  100,000  17,098     17,098  100,000
 77    22    2,280     A   81,339     81,339  100,000  14,509     14,509  100,000
 78    23    2,280     A   90,084     90,084  100,000  10,843     10,843  100,000
 79    24    2,280     A   99,929     99,929  104,926   5,815      5,815  100,000
 80    25    2,280     A  110,620    110,620  116,151       0          0        0

Net investment return percentages shown at the top of the page are calculated as the hypothetical gross investment return less all asset-based charges shown in the Prospectus. The amounts shown in the columns labeled under Account Values, Net Cash Surrender Values and Death Benefits reflect these net investment returns as well as other applicable types of insurance costs, deductions and charges shown in the Prospectus. This illustration does not project performance of any fund selected.

                Columbus Life Insurance Company - Illustration #2

--------------------------------------------------------------------------------
Designed for:                                                Policy Illustration
John Doe
Male Age: 55           Preferred-TNU    Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:   $100,000.00                Death Benefit Option:      1
Lump Sum:                         $0                 Initial Premium:  $2,280.00
--------------------------------------------------------------------------------

                                            Values Projected at 10%
                          ---------------------------------------------------------
                                8.12% Net                   8.01% Net
                          ----------------------------  ---------------------------
                              Current Charges            Maximum Charges
                          ----------------------------  ---------------------------
      End                           Net Cash                      Net Cash
       of  Premium        Account  Surrender     Death  Account  Surrender    Death
Age  Year   Outlay  Mode    Value      Value   Benefit    Value      Value  Benefit
-----------------------------------------------------------------------------------
 81    26    2,280     A  122,179    122,179   128,288
 82    27    2,280     A  134,670    134,670   141,404
 83    28    2,280     A  148,159    148,159   155,567
 84    29    2,280     A  162,715    162,715   170,851
 85    30    2,280     A  178,410    178,410   187,331
           -------
            68,400
 86    31    2,280     A  195,317    195,317   205,083
 87    32    2,280     A  213,511    213,511   224,186
 88    33    2,280     A  233,068    233,068   244,721
 89    34    2,280     A  254,066    254,066   266,770
 90    35    2,280     A  276,587    276,587   290,416
 91    36    2,280     A  300,710    300,710   315,746
 92    37    2,280     A  327,074    327,074   340,157
 93    38    2,280     A  356,008    356,008   366,688
 94    39    2,280     A  387,910    387,910   395,668
 95    40    2,280     A  423,267    423,267   427,499
           -------
            91,200
 96    41    2,280     A  462,403    462,403   462,403
 97    42    2,280     A  504,947    504,947   504,947
 98    43    2,280     A  551,198    551,198   551,198
 99    44    2,280     A  601,476    601,476   601,476
100    45    2,280     A  656,134    656,134   656,134
           -------
           102,600

Net investment return percentages shown at the top of the page are calculated as the hypothetical gross investment return less all asset-based charges shown in the Prospectus. The amounts shown in the columns labeled under Account Values, Net Cash Surrender Values and Death Benefits reflect these net investment returns as well as other applicable types of insurance costs, deductions and charges shown in the Prospectus. This illustration does not project performance of any fund selected.

                Columbus Life Insurance Company - Illustration #2

--------------------------------------------------------------------------------
Designed for:                                                Policy Illustration
John Doe
Male Age: 55           Preferred-TNU    Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:   $100,000.00            Death Benefit Option:      1
--------------------------------------------------------------------------------
Lump Sum:                         $0            Initial Premium:   $2,280.00
--------------------------------------------------------------------------------


                                          Values Projected at 5%
                          -------------------------------------------------------
                                    3.2% Net                   3.1% Net
                          --------------------------- ---------------------------
                                Current Charges             Maximum Charges
                          --------------------------- ---------------------------
      End                           Net Cash                    Net Cash
       of  Premium        Account  Surrender    Death Account   Surrender   Death
Age  Year   Outlay  Mode    Value      Value  Benefit   Value      Value  Benefit
---------------------------------------------------------------------------------
 56     1    2,280     A    1,688          0  100,000   1,228          0  100,000
 57     2    2,280     A    3,402          0  100,000   2,422          0  100,000
 58     3    2,280     A    5,132      1,222  100,000   3,582          0  100,000
 59     4    2,280     A    6,871      2,961  100,000   4,685        775  100,000
 60     5    2,280     A    8,608      4,698  100,000   5,732      1,822  100,000
 61     6    2,280     A   10,347      6,437  100,000   6,701      2,791  100,000
 62     7    2,280     A   12,079      8,169  100,000   7,589      3,679  100,000
 63     8    2,280     A   13,797      9,887  100,000   8,362      4,452  100,000
 64     9    2,280     A   15,492     11,582  100,000   9,006      5,096  100,000
 65    10    2,280     A   17,159     13,249  100,000   9,496      5,586  100,000
            ------
            22,800
 66    11    2,280     A   18,789     15,857  100,000   9,803      6,870  100,000
 67    12    2,280     A   20,367     18,412  100,000   9,907      7,952  100,000
 68    13    2,280     A   21,894     20,916  100,000   9,777      8,800  100,000
 69    14    2,280     A   23,354     23,354  100,000   9,386      9,386  100,000
 70    15    2,280     A   24,741     24,741  100,000   8,672      8,672  100,000
 71    16    2,280     A   26,037     26,037  100,000   7,573      7,573  100,000
 72    17    2,280     A   27,227     27,227  100,000   6,011      6,011  100,000
 73    18    2,280     A   28,309     28,309  100,000   3,867      3,867  100,000
 74    19    2,280     A   29,256     29,256  100,000   1,015      1,015  100,000
 75    20    2,280     A   30,050     30,050  100,000        0        0        0
            ------
            45,600
 76    21    2,280     A   30,895     30,895  100,000
 77    22    2,280     A   31,527     31,527  100,000
 78    23    2,280     A   31,908     31,908  100,000
 79    24    2,280     A   31,980     31,980  100,000
 80    25    2,280     A   31,691     31,691  100,000

Net investment return percentages shown at the top of the page are calculated as the hypothetical gross investment return less all asset-based charges shown in the Prospectus. The amounts shown in the columns labeled under Account Values, Net Cash Surrender Values and Death Benefits reflect these net investment returns as well as other applicable types of insurance costs, deductions and charges shown in the Prospectus. This illustration does not project performance of any fund selected.

                Columbus Life Insurance Company - Illustration #2

--------------------------------------------------------------------------------
Designed for:                                                Policy Illustration
John Doe
Male Age: 55           Preferred-TNU    Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:   $100,000.00            Death Benefit Option:      1
--------------------------------------------------------------------------------
Lump Sum:                         $0            Initial Premium:   $2,280.00
--------------------------------------------------------------------------------


                                          Values Projected at 5%
                          -------------------------------------------------------
                                    3.2% Net                   3.1% Net
                          --------------------------- ---------------------------
                                Current Charges             Maximum Charges
                          --------------------------- ---------------------------
      End                           Net Cash                    Net Cash
       of  Premium        Account  Surrender    Death Account   Surrender   Death
Age  Year   Outlay  Mode    Value      Value  Benefit   Value      Value  Benefit
---------------------------------------------------------------------------------
 81    26    2,280     A   30,970     30,970  100,000
 82    27    2,280     A   29,730     29,730  100,000
 83    28    2,280     A   27,863     27,863  100,000
 84    29    2,280     A   25,218     25,218  100,000
 85    30    2,280     A   21,597     21,597  100,000
            ------
            68,400
 86    31    2,280     A   16,729     16,729  100,000
 87    32    2,280     A   10,264     10,264  100,000
 88    33    2,280     A    1,724      1,724  100,000
 89    34    2,280     A        0          0        0
            ------
            77,520

Net investment return percentages shown at the top of the page are calculated as the hypothetical gross investment return less all asset-based charges shown in the Prospectus. The amounts shown in the columns labeled under Account Values, Net Cash Surrender Values and Death Benefits reflect these net investment returns as well as other applicable types of insurance costs, deductions and charges shown in the Prospectus. This illustration does not project performance of any fund selected.

                Columbus Life Insurance Company - Illustration #2
--------------------------------------------------------------------------------
Designed for:                                                Policy Illustration
John Doe
Male Age: 55           Preferred-TNU    Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:   $100,000.00                Death Benefit Option:      1
Lump Sum:                         $0                Initial Premium:   $2,280.00
--------------------------------------------------------------------------------


                                          Values Projected at 0%
                          --------------------------------------------------------
                                  -1.71% Net                 -1.81% Net
                          ---------------------------  ---------------------------
                              Current Charges            Maximum Charges
                          ---------------------------  ---------------------------
      End                           Net Cash                    Net Cash
       of  Premium        Account  Surrender     Death  Account Surrender    Death
Age  Year   Outlay  Mode    Value      Value   Benefit    Value     Value  Benefit
----------------------------------------------------------------------------------
 56     1    2,280     A    1,597          0   100,000     1150         0  100,000
 57     2    2,280     A    3,138          0   100,000     2207         0  100,000
 58     3    2,280     A    4,615        705   100,000     3174         0  100,000
 59     4    2,280     A    6,019      2,109   100,000     4032       122  100,000
 60     5    2,280     A    7,340      3,430   100,000     4782       872  100,000
 61     6    2,280     A    8,583      4,673   100,000     5404     1,494  100,000
 62     7    2,280     A    9,738      5,828   100,000     5901     1,991  100,000
 63     8    2,280     A   10,798      6,888   100,000     6241     2,331  100,000
 64     9    2,280     A   11,755      7,845   100,000     6415     2,505  100,000
 65    10    2,280     A   12,602      8,692   100,000     6401     2,491  100,000
            ------
            22,800
 66    11    2,280     A   13,331     10,398   100,000     6176     3,244  100,000
 67    12    2,280     A   13,924     11,969   100,000     5728     3,773  100,000
 68    13    2,280     A   14,385     13,407   100,000     5031     4,053  100,000
 69    14    2,280     A   14,693     14,693   100,000    4,066     4,066  100,000
 70    15    2,280     A   14,841     14,841   100,000    2,781     2,781  100,000
 71    16    2,280     A   14,808     14,808   100,000    1,126     1,126  100,000
 72    17    2,280     A   14,574     14,574   100,000        0         0        0
 73    18    2,280     A   14,135     14,135   100,000
 74    19    2,280     A   13,458     13,458   100,000
 75    20    2,280     A   12,515     12,515   100,000
            ------
            45,600
 76    21    2,280     A   11,939     11,939   100,000
 77    22    2,280     A    9,894      9,894   100,000
 78    23    2,280     A    7,961      7,961   100,000
 79    24    2,280     A    5,509      5,509   100,000
 80    25    2,280     A    2,459      2,459   100,000
 81    26    2,280     A        0          0         0
            ------
            59,280

Net investment return percentages shown at the top of the page are calculated as the hypothetical gross investment return less all asset-based charges shown in the Prospectus. The amounts shown in the columns labeled under Account Values, Net Cash Surrender Values and Death Benefits reflect these net investment returns as well as other applicable types of insurance costs, deductions and charges shown in the Prospectus. This illustration does not project performance of any fund selected.

                Columbus Life Insurance Company - Illustration #2

--------------------------------------------------------------------------------
Designed for:                                                Premium Information
John Doe
Male Age: 55           Preferred-TNU    Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:   $100,000.00                Death Benefit Option:      1
--------------------------------------------------------------------------------
Lump Sum:                         $0                Initial Premium:   $2,280.00
--------------------------------------------------------------------------------

Premium Information

Term No Lapse              $1,414.44                Guideline          $3,520.08
Seven Pay Premium          $7,440.98
Guarantee                                           Level
Premium                                             Premium

Lifetime No Lapse          $3,168.07                Guideline         $36,648.25
Guarantee                                           Single
Premium                                             Premium

If the policy is in force on the policy anniversary when the insured is age 100, the Death Benefit will continue and the Death Benefit Option will be Option 2. If the Death Benefit Option was previously Option 1, the Specified Amount will not be automatically decreased by the Account Value unless the Insured's issue age was greater than 75. Any riders will terminate. The variable Account Value and any loan Account Value will be transferred to the fixed account, which will thereafter earn the then-current interest rate. The fixed account will be reduced by the amount of any indebtedness and no further loans will be permitted. No further premiums may be paid and no costs or charges will be deducted. The policy will continue beyond the Insured's age 100 in this manner until the Insured's death. However, the owner may discontinue this Extended Maturity Benefit at any time by surrendering the policy.

                Columbus Life Insurance Company - Illustration #2
--------------------------------------------------------------------------------
Designed for:                                                    Important Notes
John Doe
Male Age: 55           Preferred-TNU    Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:   $100,000.00                Death Benefit Option:      1
--------------------------------------------------------------------------------
Lump Sum:                         $0                Initial Premium:   $2,280.00
--------------------------------------------------------------------------------

Important Notes

Current and maximum values assume that premiums are paid as indicated, that the first payment is received by the policy issue date, and that each subsequent periodic payment is received by the planned date.

The current per policy expense charge is $6.00 per month. The maximum per policy expense charge is $7.00 per month. The current premium expense charge is 4.75% for policy years 1-20 and 2.75% thereafter. The maximum premium expense charge is 5.50%. The premium tax charge will vary by state. On a current basis it will be equal to the state premium tax rate plus .55% for the federal DAC (Deferred Acquisition Cost) tax. The maximum tax charge is guaranteed to be no greater than 3.50%. The Account Values, Net Cash Surrender Values and Death Benefits shown in this illustration reflect the deduction of these charges. The Net Cash Surrender Values also reflect the deductions of applicable surrender charges.

Current interest credited on the Fixed Account is 5%.

Guaranteed interest credited on the Fixed Account is 3%.

This illustration does include the Term No Lapse Guarantee. The Term No Lapse Guarantee is available only if the required premium is paid. If the required premium is not paid the benefit is terminated.

This illustration does not include the Lifetime No Lapse Guarantee. The Lifetime No Lapse Guarantee is available only if the required premium is paid. If the required premium is not paid the benefit is terminated.

If premiums are paid as illustrated this policy is not a modified endowment contract.

This is an illustration and not a contract or offer of insurance. Although the information in this illustration is based on certain tax and legal assumptions, it is not intended to be tax or legal advice. Such advice should be obtained from a professional tax or legal adviser.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 SUPPLEMENT B -
                    TABLE OF APPLICABLE DEATH BENEFIT FACTORS


Insured's Age    Applicable   Insured's Age   Applicable    Insured's Age   Applicable
 Last Policy   Death Benefit   Last Policy   Death Benefit   Last Policy   Death Benefit
 Anniversary       Factor      Anniversary     Factor        Anniversary      Factor
-------------  -------------  -------------  -------------  -------------  -------------
1 through 40        2.50           54            1.57             68           1.17
     41             2.43           55            1.50             69           1.16
     42             2.36           56            1.46             70           1.15
     43             2.29           57            1.42             71           1.13
     44             2.22           58            1.38             72           1.11
     45             2.15           59            1.34             73           1.09
     46             2.09           60            1.30             74           1.07
     47             2.03           61            1.28        75 through 90     1.05
     48             1.97           62            1.26             91           1.04
     49             1.91           63            1.24             92           1.03
     50             1.85           64            1.22             93           1.02
     51             1.78           65            1.20             94           1.01
     52             1.71           66            1.19        95 or higher      1.00
     53             1.64           67            1.18

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                SUPPLEMENT C - TABLE OF COST OF INSURANCE CHARGES

The Guaranteed Maximum Monthly Cost of Insurance Charges per $1,000 of Specified Amount for an Insured in the standard or preferred underwriting class are listed in the table below (Based on 1980 CSO Mortality Table, Age Last Birthday). For any insured in a special or substandard rate class, the rate above must be multiplied by the appropriate rating factor, as shown in an amendment added to the policy.

--------------------------   ---------------------------------------------------
      Juvenile Ages                                Adult Ages
--------------------------   ---------------------------------------------------
                                          Male      Male     Female     Female
Attained                     Attained   Tobacco   Tobacco   Tobacco     Tobacco
Age       Male    Female       Age     Abstainer*  User**  Abstainer*   User**
--------  ----    --------   --------  ---------  -------  ----------   --------
 0        0.09    0.07         20        0.14       0.19      0.08       0.10
 1        0.09    0.07         21        0.14       0.19      0.09       0.10
 2        0.08    0.07         22        0.14       0.19      0.09       0.10
 3        0.08    0.07         23        0.13       0.19      0.09       0.10
 4        0.08    0.06         24        0.13       0.18      0.09       0.11
 5        0.07    0.06         25        0.13       0.18      0.09       0.11
 6        0.07    0.06         26        0.12       0.17      0.09       0.11
 7        0.07    0.06         27        0.12       0.17      0.10       0.12
 8        0.06    0.06         28        0.12       0.17      0.10       0.12
 9        0.06    0.06         29        0.12       0.17      0.10       0.13
10        0.06    0.06         30        0.12       0.18      0.10       0.13
11        0.07    0.06         31        0.12       0.18      0.11       0.14
12        0.08    0.06         32        0.13       0.19      0.11       0.14
13        0.09    0.06         33        0.13       0.20      0.12       0.15
14        0.10    0.07         34        0.14       0.21      0.12       0.16
15        0.12    0.07         35        0.14       0.23      0.13       0.17
16        0.13    0.08         36        0.15       0.24      0.13       0.18
17        0.14    0.08         37        0.16       0.26      0.14       0.20
18        0.15    0.08         38        0.17       0.29      0.16       0.22
19        0.16    0.09         39        0.18       0.31      0.17       0.24
--------------------------     40        0.20       0.35      0.18       0.26
                               41        0.21       0.38      0.20       0.29
                               42        0.23       0.42      0.21       0.32
* Abstainer generally          43        0.25       0.46      0.23       0.34
means the Insured does not     44        0.27       0.50      0.24       0.37
use tobacco products.          45        0.29       0.55      0.26       0.40
                               46        0.31       0.60      0.28       0.43
                               47        0.34       0.65      0.29       0.46
** User generally means        48        0.36       0.71      0.31       0.49
the Insured uses tobacco       49        0.39       0.77      0.34       0.53
products.                      50        0.43       0.84      0.36       0.57
                               51        0.47       0.92      0.39       0.61
                               52        0.51       1.00      0.42       0.65
                               53        0.57       1.11      0.46       0.71
                               54        0.62       1.22      0.49       0.76
--------------------------   ---------------------------------------------------

                             ---------------------------------------------------
                                                   Adult Ages
                             ---------------------------------------------------
                                          Male      Male     Female     Female
                             Attained   Tobacco   Tobacco   Tobacco     Tobacco
                               Age     Abstainer*  User**  Abstainer*   User**
                             --------  ---------  -------  ----------   --------
                               55        0.69       1.33      0.53      0.81
                               56        0.76       1.46      0.57      0.87
                               57        0.83       1.59      0.61      0.92
                               58        0.92       1.73      0.65      0.97
                               59        1.01       1.88      0.69      1.02
                               60        1.12       2.04      0.74      1.09
                               61        1.23       2.23      0.80      1.16
                               62        1.37       2.45      0.88      1.27
                               63        1.52       2.68      0.97      1.39
                               64        1.69       2.95      1.08      1.53
                               65        1.88       3.22      1.20      1.68
                               66        2.08       3.52      1.32      1.83
                               67        2.30       3.82      1.44      1.97
                               68        2.53       4.14      1.57      2.12
                               69        2.80       4.49      1.71      2.28
                               70        3.10       4.88      1.88      2.47
                               71        3.44       5.31      2.08      2.71
                               72        3.84       5.81      2.33      3.01
                               73        4.29       6.37      2.64      3.36
                               74        4.79       6.98      2.98      3.77
                               75        5.33       7.64      3.38      4.21
                               76        5.91       8.32      3.80      4.69
                               77        6.51       9.01      4.26      5.19
                               78        7.15       9.71      4.76      5.73
                               79        7.85      10.45      5.32      6.31
                               80        8.62      11.26      5.96      6.97
                               81        9.50      12.15      6.70      7.73
* Abstainer generally          82       10.50      13.16      7.56      8.60
means the Insured does not     83       11.63      14.26      8.55      9.61
use tobacco products.          84       12.86      15.43      9.65     10.73
                               85       14.18      16.62     10.86     11.93
                               86       15.57      17.80     12.17     13.21
** User generally means        87       17.00      19.04     13.59     14.57
the Insured uses tobacco       88       18.49      20.35     15.13     16.01
products.                      89       20.04      21.67     16.79     17.53
                               90       21.69      23.03     18.61     19.26
                               91       23.49      24.47     20.64     21.16
                               92       25.50      26.17     22.97     23.32
                               93       27.96      28.41     25.80     25.94
                               94       31.38      31.56     29.59     29.59
                               95       36.80      36.80     35.37     35.37
                               96       46.59      46.59     45.53     45.53
                               97       67.04      67.04     66.32     66.32
                               98      120.67     120.67    120.23    120.23
                               99      120.67     120.67    120.23    120.23
                             ---------------------------------------------------

                    SUPPLEMENT D - TABLE OF SURRENDER CHARGES

The Maximum Surrender Charges per $1,000 of decrease in Specified Amount (except for decreases caused by a change of death benefit options) for Policy Years 1-10 are listed in the table below. Surrender charge decreases linearly to zero between the end of year 10 and the end of year 14.

----------------------       --------------------------------------------------
     Juvenile Ages                                Adult Ages
----------------------       --------------------------------------------------
Issue                        Issue       Male       Male     Female     Female
Age      Male    Female       Age     Abstainer*   User**  Abstainer*   User**
-----    ----    ------      ------   ----------  -------  ----------  --------
 0       15.40   14.60         20       18.80      20.70     17.80     18.70
 1       15.50   14.60         21       19.10      21.00     18.00     19.00
 2       15.60   14.80         22       19.30      21.30     18.30     19.30
 3       15.80   14.90         23       19.60      21.60     18.50     19.60
 4       15.90   15.00         24       19.80      22.00     18.80     19.90
 5       16.10   15.20         25       20.10      22.30     19.10     20.20
 6       16.30   15.30         26       20.40      22.70     19.30     20.50
 7       16.40   15.50         27       20.80      23.10     19.60     20.80
 8       16.60   15.60         28       21.10      23.50     19.90     21.20
 9       16.90   15.80         29       21.50      24.00     20.30     21.60
10       17.10   16.00         30       21.80      24.40     20.60     21.90
11       17.30   16.10         31       22.20      24.90     20.90     22.30
12       17.60   16.30         32       22.60      25.40     21.30     22.80
13       17.80   16.50         33       23.00      26.00     21.70     23.20
14       18.10   16.70         34       23.50      26.60     22.10     23.70
15       18.30   16.90         35       24.00      27.20     22.50     24.20
16       18.50   17.10         36       24.40      27.80     22.90     24.70
17       18.80   17.40         37       24.90      28.50     23.40     25.20
18       19.00   17.60         38       25.50      29.20     23.80     25.70
19       19.30   17.80         39       26.00      29.90     24.30     26.30
----------------------         40       26.60      30.60     24.80     26.90
                               41       27.20      31.40     25.30     27.50
                               42       27.80      32.20     25.80     28.10
                               43       28.40      33.10     26.40     28.80
                               44       29.10      34.00     27.00     29.40
                               45       29.80      34.90     27.60     30.10
* Abstainer generally          46       30.60      35.90     28.20     30.80
means the Insured does not     47       31.30      36.90     28.80     31.60
use tobacco products.          48       32.10      38.00     29.50     32.30
                               49       33.00      39.10     30.20     33.10
                               50       33.90      40.30     30.90     33.90
** User generally means        51       34.80      41.60     31.70     34.80
the Insured uses tobacco       52       35.80      42.90     32.40     35.70
products.                      53       36.80      44.30     33.20     36.50
                               54       37.90      44.90     34.10     37.50
                               55       39.10      44.60     34.90     38.40
                               56       40.30      44.20     35.80     39.40
----------------------       --------------------------------------------------

                             --------------------------------------------------
                                                  Adult Ages
                             --------------------------------------------------
                             Issue       Male       Male     Female     Female
                              Age     Abstainer*   User**  Abstainer*   User**
                             ------   ----------  -------  ----------  --------
                               57       41.60      43.90     36.80     40.50
                               58       42.90      43.60     37.80     41.60
                               59       43.50      43.30     38.90     42.80
                               60       43.00      42.90     40.00     44.00
                               61       42.60      42.60     41.20     44.00
                               62       42.10      42.30     42.50     43.50
* Abstainer generally          63       41.60      42.00     42.80     42.90
means the Insured does not     64       41.20      41.60     42.20     42.30
use tobacco products.          65       40.80      41.30     41.60     41.80
                               66       40.30      41.10     41.00     41.20
                               67       40.00      40.90     40.40     40.70
** User generally means the    68       39.60      40.70     39.80     40.20
the Insured uses tobacco       69       39.30      40.50     39.30     39.70
products.                      70       38.90      40.40     38.70     39.20
                               71       38.60      40.30     38.10     38.70
                               72       38.30      40.20     37.60     38.30
                               73       38.00      40.00     37.10     37.80
                               74       37.70      39.90     36.50     37.40
                               75       37.40      39.90     36.00     37.00
                               76       37.10      39.80     35.60     36.60
                               77       36.90      39.80     35.10     36.20
                               78       36.80      39.70     34.70     35.90
                               79       36.60      39.60     34.30     35.60
                               80       36.50      39.50     34.00     35.20
                               81       36.30      39.30     33.50     34.80
                               82       35.90      38.90     33.00     34.30
                               83       35.30      38.10     32.30     33.50
                               84       34.40      36.90     31.40     32.50
                               85       32.90      35.10     30.00     31.00
                             --------------------------------------------------

                     SUPPLEMENT E - CONTINUATION PROVISIONS

Continuation Under the Term No-Lapse Guarantee Provision

To determine if your adjusted total premium payments are sufficient to maintain the Term No-Lapse Guarantee for continuation of your Policy when the Term No-Lapse Guarantee applies, we use the following procedure:

      o We determine your adjusted total premium payments (the total amount of your premium payments less the amount of any withdrawals and the amount of your Loan Account).

      o We determine if you have made any changes in your Policy that resulted in a change in the Monthly Deduction. In this discussion, we call this type of change a policy change.

      o     We determine the total required amount for this guarantee provision.

            o If you have not made any policy changes, the total required amount is 1/12th of the applicable minimum annual premium for the Term No-Lapse Guarantee multiplied by the number of months from the Policy Date to the next Monthly Anniversary Day. The minimum annual premium for the Term No-Lapse Guarantee under your Policy is shown in your Policy Schedule.

                  For example, if the minimum annual premium for the Term No-Lapse Guarantee is $1,200, your Policy Date is June 15, 2000, the next Monthly Anniversary Day is March 15, 2001, and you have not made any policy change, the required amount is $900 ($100 ($1,200 divided by 12) x 9 (number of months in the period)).

            o If you have made a policy change, we calculate a required amount for the period from the Policy Date to the date on which the policy change was effective and a required amount for the period from the date on which the policy change was effective to the next Monthly Anniversary Day. Each calculation is based on the minimum annual premium for the Term No-Lapse Guarantee applicable for the period. We then add the 2 required amounts to determine the total required amount.

            o If you have made more than one policy change, we calculate a required amount for each period. We then add the required amounts to determine the total required amount.

            o We then compare your adjusted total premium payments to the total required amount.

            o If your adjusted total premium payments are equal to or greater than the total required amount, your Policy will continue to be effective, your Term No-Lapse Guarantee will remain in effect and your Policy will not lapse.

            o If your adjusted total premium payments are less than the total required amount, a Grace Period will start.

            o We will send you notice if you are in jeopardy of losing your Term No-Lapse Guarantee. If your Term No-Lapse Guarantee is lost, it will not be reinstated.

Continuation Under the Lifetime No-Lapse Guarantee Provision

To determine if your adjusted total premium payments are sufficient for continuation when the Lifetime No-Lapse Guarantee applies, we use the procedure described above, but we base our calculation of the total required amount on the minimum annual premium for the Lifetime No-Lapse Guarantee under your Policy as shown on your Policy Schedule.

                       SUPPLEMENT F - VALUATION PROCEDURES

Sub-Accounts Accumulation Unit Value

      In this discussion, the term Valuation Period means the period of time beginning at the close of trading on the NYSE on one Valuation Date, as defined below, and ending at the close of trading on the NYSE on the next succeeding Valuation Date. A Valuation Date is each day valuation of the Sub-Accounts is required by law including every day that the NYSE is open.

      The value of an Accumulation Unit at the close of any Valuation Period is determined for each Sub-Account by multiplying the Accumulation Unit Value of the Sub-Account at the close of the immediately preceding Valuation Period by the "Net Investment Factor" (described below). Depending upon investment performance of the underlying Fund in which the Sub-Account is invested, the Accumulation Unit Value may increase or decrease.

      The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

      (a) equals: (1) the net asset value per share of the underlying Fund at the end of the current Valuation Period, plus

                  (2) the per share amount of any dividend or capital gain distribution made by the underlying Fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

                  (3) a per share charge or credit for any taxes reserved, which are determined by Columbus Life to have resulted from the investment operations of the Sub-Account during the current Valuation Period;

      (b) is the net asset value per share of the corresponding underlying Fund determined at the end of the immediately preceding Valuation Period; and

      (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for the daily portion of the annual mortality and expense risk charge.

Fixed Account Value

      The value of the Fixed Account is calculated on a daily basis by the following formula:

      NP + XFT + I - XFF - WD = value of the Fixed Account where

            NP  = the sum of all Net Premiums allocated to the Fixed Account

            XFT = any amount transferred to the Fixed Account from a Sub-Account

            I   = interest credited by Columbus Life to the Fixed Account

            XFF = any amounts transferred from the Fixed Account to a
                  Sub-Account

            WD  = any amounts withdrawn for charges or deductions, or in connection with any surrenders or partial withdrawals

                     SEPARATE ACCOUNT 1 FINANCIAL STATEMENTS

                              Financial Statements

                         Columbus Life Insurance Company
                               Separate Account 1

                         Period ended December 31, 1999
                       with Report of Independent Auditors

                         Columbus Life Insurance Company
                               Separate Account 1

                              Financial Statements

                         Period ended December 31, 1999

                                    Contents

Report of Independent Auditors..............................................iii

Audited Financial Statements

Statement of Net Assets......................................................iv
Statement of Operations and Changes in Net Assets for the Period
  ended December 31, 1999.....................................................v
Notes to Financial Statements................................................ix
Supplementary Information-Selected Per Unit Data and Ratios................xiii

                         REPORT OF INDEPENDENT AUDITORS

Contractholders of Columbus Life Insurance Company Separate Account 1

and

Board of Directors of Columbus Life Insurance Company

We have audited the accompanying statement of net assets of Columbus Life Insurance Company Separate Account 1 (comprising, respectively, the AIM V.I. Growth Fund, AIM V.I. Government Securities Fund, Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, MFS Emerging Growth Series, MFS Growth with Income Series, PIMCO Long-Term U.S. Government Bond Portfolio, Touchstone Small Cap Value Fund, Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Income Opportunity Fund, Touchstone High Yield Bond Fund, Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Enhanced 30 Fund, Touchstone Balanced Fund, Touchstone Bond Fund, and Touchstone Standby Income Fund) as of December 31, 1999, and the related statement of operations and changes in net assets and selected per unit data and ratios for the period indicated therein. These financial statements and per unit data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per unit data and ratios based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per unit data and ratios are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Columbus Life Insurance Company Separate Account 1 at December 31, 1999, and the results of their operations and changes in their net assets and the per unit data and ratios for the period indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                            /s/Ernst & Young LLP

Cincinnati, Ohio
April 18, 2000

               Columbus Life Insurance Company Separate Account 1

                             Statement of Net Assets

                                December 31, 1999

Assets
Investments at current market value:
   AIM Variable Insurance Funds, Inc.
      AIM V.I. Growth Fund (317 shares, cost $10,047)                   $ 10,230
      AIM V.I. Government Securities Fund (9 shares, cost $104)              101
   The Alger American Fund
      Alger American Small Capitalization Portfolio
        (6 shares, cost $273)                                                316
      Alger American Growth Portfolio (444 shares, cost $28,353)          28,614
   MFS Variable Insurance Trust
      MFS Emerging Growth Series (578 shares, cost $21,498)               21,937
      MFS Growth with Income Series (149 shares, cost $3,116)              3,181
   PIMCO Variable Insurance Trust PIMCO Long-Term
      U.S.  Government Bond Portfolio (11 shares, cost $102)                  99
   Touchstone Variable Series Trust
      Touchstone Small Cap Value Fund (33 shares, cost $376)                 394
      Touchstone Emerging Growth Fund (7 shares, cost $118)                  130
      Touchstone International Equity Fund (36 shares, cost $602)            623
      Touchstone Income Opportunity Fund (13 shares, cost $113)              103
      Touchstone High Yield Bond Fund (11 shares, cost $106)                  97
      Touchstone Value Plus Fund (10 shares, cost $104)                      109
      Touchstone Growth & Income Fund (52 shares, cost $561)                 562
      Touchstone Enhanced 30 Fund (123 shares, cost $1,271)                1,297
      Touchstone Balanced Fund (8 shares, cost $110)                         107
      Touchstone Bond Fund (10 shares, cost $100)                            100
      Touchstone Standby Income Fund (6,056 shares, cost $60,072)         60,072
                                                                        --------
   Total invested assets                                                 128,072

Liabilities
Accounts payable                                                               9
                                                                        --------
   Total net assets                                                     $128,063
                                                                        ========
Net Assets
Variable universal life insurance contracts                             $126,027
Retained in the variable account by Columbus Life Insurance Company        2,036
                                                                        --------
   Total net assets                                                     $128,063
                                                                        ========

See accompanying notes

               Columbus Life Insurance Company Separate Account 1

                Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 1999*


                                                                                                      AIM V.I.   Alger American
                                                                                     AIM V.I.       Government            Small
                                                                                       Growth       Securities   Capitalization
                                                                       Total      Sub-Account      Sub-Account      Sub-Account
                                                                    --------      -----------      -----------   --------------
Income:
    Dividends and capital gains                                     $    103         $      7         $      4         $     --
    Miscellaneous income                                                  10                1               (1)               1
Expenses:
    Mortality and expense risk charge                                      8                1               --               --
                                                                    --------         --------         --------         --------
    Net investment income                                                105                7                3                1
    Net change in unrealized appreciation
       (depreciation) on investments                                   1,044              182               (3)              43
    Realized gain on investments                                          25                1               --                4
                                                                    --------         --------         --------         --------
Net realized and unrealized gain (loss)
    on investments                                                     1,069              183               (3)              47
                                                                    --------         --------         --------         --------
Net increase (decrease) in net assets
    resulting from operations                                          1,174              190               --               48
                                                                    --------         --------         --------         --------
Contract owners activity:
    Payments received from contract owners                           128,195           10,251              100              314
    Cost of insurance and benefits provided by riders                 (1,036)            (153)              --              (30)
    Monthly expense charge                                              (270)             (58)              --              (16)
                                                                    --------         --------         --------         --------
Net increase from contract activity                                  126,889           10,040              100              268
                                                                    --------         --------         --------         --------
Net increase in net assets                                           128,063           10,230              100              316
                                                                    --------         --------         --------         --------
Net assets, at beginning of period                                        --               --               --               --
                                                                    --------         --------         --------         --------
Net assets, at end of period                                        $128,063         $ 10,230         $    100         $    316
                                                                    ========         ========         ========         ========

See accompanying notes

* For the period beginning August 30, 1999 (commencement of operations) to December 31, 1999.

               Columbus Life Insurance Company Separate Account 1

                         Period Ended December 31, 1999*


                                                                                      MFS VIT           PIMCO
                                                      Alger          MFS VIT           Growth   Long-term U.S.       Touchstone
                                                   American         Emerging             with       Government        Small Cap
                                                     Growth           Growth           Income             Bond            Value
                                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                                 ----------       ----------       ----------       ----------       ----------
Income:
    Dividends and capital gains                    $     --         $     --         $     --         $      2         $     --
    Miscellaneous income                                  2                1                1               (1)              --
Expenses:
    Mortality and expense risk charge                     2               --                1               --               --
                                                   --------         --------         --------         --------         --------
    Net investment income                                --                1               --                1               --
    Net change in unrealized appreciation
       (depreciation) on investments                    261              439               65               (2)              18
    Realized gain on investments                          9                6               --               --                1
                                                   --------         --------         --------         --------         --------
Net realized and unrealized gain (loss)
    on investments                                      270              445               65               (2)              19
                                                   --------         --------         --------         --------         --------
Net increase (decrease) in net assets
    resulting from operations                           270              446               65               (1)              19
                                                   --------         --------         --------         --------         --------
Contract owners activity:
    Payments received from
       contract owners                               28,625           21,636            3,197              100              421
    Cost of insurance and benefits
       provided by riders                              (224)            (108)             (66)              --              (31)
    Monthly expense charge                              (59)             (38)             (15)              --              (15)
Net increase from contract activity                  28,342           21,490            3,116              100              375
                                                   --------         --------         --------         --------         --------
Net increase in net assets                           28,612           21,936            3,181               99              394
                                                   --------         --------         --------         --------         --------
Net assets, at beginning of period                       --               --               --               --               --
                                                   --------         --------         --------         --------         --------
Net assets, at end of period                       $ 28,612         $ 21,936         $  3,181         $     99         $    394
                                                   ========         ========         ========         ========         ========

See accompanying notes

* For the period beginning August 30, 1999 (commencement of operations) to December 31, 1999.

               Columbus Life Insurance Company Separate Account 1

                         Period Ended December 31, 1999*


                                                 Touchstone       Touchstone       Touchstone       Touchstone
                                                   Emerging    International           Income             High       Touchstone
                                                     Growth           Equity      Opportunity            Yield       Value Plus
                                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                                -----------      -----------      -----------      -----------      -----------
Income:
    Dividends and capital gains                    $     18         $    $20         $     12         $      6         $      4
    Miscellaneous income                                 --                1               --               --               --
Expenses:
    Mortality and expense risk, and
       administrative charge                             --                1               --               --               --
                                                   --------         --------         --------         --------         --------
    Net investment income                                18               20               12                6                4
    Net change in unrealized appreciation
       (depreciation) on investments                     11               21               (9)              (9)               5
    Realized gain on investments                         --                4               --               --               --
                                                   --------         --------         --------         --------         --------
Net realized and unrealized gain (loss)
    on investments                                       11               25               (9)              (9)               5
                                                   --------         --------         --------         --------         --------
Net increase (decrease) in net assets
    resulting from operations                            29               45                3               (3)               9
                                                   --------         --------         --------         --------         --------
Contract owners activity:
    Payments received from
       contract owners                                  100              634              100              100              100
    Cost of insurance and benefits
       provided by riders                                --              (39)              --               --               --
    Monthly expense charge                               --              (18)              --               --               --
                                                   --------         --------         --------         --------         --------
Net increase from contract activity                     100              577              100              100              100
                                                   --------         --------         --------         --------         --------
Net increase in net assets                              129              622              103               97              109
                                                   --------         --------         --------         --------         --------
Net assets, at beginning of period                       --               --               --               --               --
                                                   --------         --------         --------         --------         --------
Net assets, at end of period                       $    129         $    622         $    103         $     97         $    109
                                                   ========         ========         ========         ========         ========

See accompanying notes

* For the period beginning August 30, 1999 (commencement of operations) to December 31, 1999.

               Columbus Life Insurance Company Separate Account 1

                         Period Ended December 31, 1999*


                                                 Touchstone                                                          Touchstone
                                                 Growth and       Touchstone       Touchstone       Touchstone          Standby
                                                     Income      Enhanced 30         Balanced             Bond          Income
                                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                                -----------      -----------      -----------      -----------      -----------
Income:
    Dividends and capital gains                    $     --         $      6         $     10         $     --         $     14
    Miscellaneous income                                 --                3               --               --                2
Expenses:
    Mortality and expense risk, and
       administrative charge                             --                1               --               --                2
                                                   --------         --------         --------         --------         --------
    Net investment income                                --                8               10               --               14
    Net change in unrealized appreciation
       (depreciation) on investments                      1               26               (3)              --               (2)
    Realized gain on investments                         --               --               --               --               --
                                                   --------         --------         --------         --------         --------
Net realized and unrealized gain (loss)
       on investments                                     1               26               (3)              --               (2)
                                                   --------         --------         --------         --------         --------
Net increase (decrease) in net assets
    resulting from operations                             1               34                7               --               12
                                                   --------         --------         --------         --------         --------
Contract owners activity:
    Payments received from
       contract owners                                  611            1,317              100              100           60,389
    Cost of insurance and benefits
       provided by riders                               (35)             (43)              --               --             (307)
    Monthly expense charge                              (16)             (11)              --               --              (24)
                                                   --------         --------         --------         --------         --------
Net increase from contract activity                     560            1,263              100              100           60,058
                                                   --------         --------         --------         --------         --------
Net increase in net assets                              561            1,297              107              100           60,070
                                                   --------         --------         --------         --------         --------
Net assets, at beginning of period                       --               --               --               --               --
                                                   --------         --------         --------         --------         --------
Net assets, at end of period                       $    561         $  1,297         $    107         $    100         $ 60,070
                                                   ========         ========         ========         ========         ========

See accompanying notes

* For the period beginning August 30, 1999 (commencement of operations) to December 31, 1999.

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

                                December 31, 1999

1. Organization and Nature of Business

Columbus Life Insurance Company Separate Account 1 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Columbus Life Insurance Company (the "Company"), a life insurance company which is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Account is a funding vehicle for individual variable universal life policies, and commenced operations on August 30, 1999 with the issuance of the first Columbus Life variable universal life insurance policy.

2. Significant Accounting Policies

The Account has eighteen investment sub-accounts, each of which invests in the corresponding portfolio (a "Portfolio") of AIM Variable Insurance Funds, Inc., The Alger American Fund, MFS Variable Insurance Trust, PIMCO Variable Insurance Trust or Touchstone Variable Series Trust, each of which is an open-ended diversified management investment company. Each sub-account's value fluctuates on a day to day basis depending on the investment performance of the Portfolio in which the sub-account is invested. A policyholder may also allocate funds to the fixed account, which is part of the general account of the Company. Due to exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 (the "1933 Act") and the Company's general account has not been registered as an investment company under the 1940 Act. Sub-account transactions are recorded on the trade date and income from dividends are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of specific identification.

3. Policy Charges

The Company deducts a premium expense charge to cover the cost of distributing the policies. The maximum premium expense charge is 5.5% of a premium payment. The current premium expense charge is 4.75% of a premium payment. The premium expense charge is deducted from each premium payment before the net premiums are allocated to the investment options.

A tax charge is deducted to cover state taxes on insurance premiums and certain federal taxes. The tax charge is equal to the state premium tax rate for the state of residence plus .55% for certain federal taxes. The maximum tax charge is 3.50% of a premium payment. The tax charge is deducted from each premium payment before the net premiums are allocated to the investment options.

The Company also deducts a monthly cost of insurance charge for providing policyholders with life insurance protection. The amount of the cost of insurance depends on the amount of insurance requested, and the age, gender and underwriting class of the insured. The cost of insurance is also affected by the account value, indebtedness and death benefit option. The maximum monthly cost of insurance charge for a policy is shown in the policy schedule. The Company may charge less than the maximum shown in the policy schedule.

The Company also deducts an amount monthly to cover the cost of any additional benefits provided under the policy by rider. Both the cost of insurance charge and the charge for riders are deducted on each monthly anniversary day.

The monthly expense charge covers the cost of record keeping and administering the policy. The maximum monthly expense charge is $7.00. The current monthly expense charge is $6.00. This charge is also deducted on each monthly anniversary day.

The Company also makes certain deductions on a pro rata basis from accumulation unit values of each sub-account in order to compensate the Company for its assumption of mortality and expense risks. The charges are made daily at an annual effective rate not to exceed 1.00%. As of December 31, 1999 the effective annual rate of these charges is 0.90%.

A surrender charge is imposed if the policy is cancelled or, under certain circumstances, if the specified amount decreases during the first 14 years after the policy is issued, or during the first 14 years after any increase in the specified amount. The amount of the charge depends upon the insured's age, gender and underwriting class.

There is no charge for the first 12 transfers among sub-accounts each policy year. Additional transfers are $10.00 for each transfer in a policy year. The charge is deducted from the account value at the time of the transfer. There are no charges for transfers made in connection with the dollar cost averaging program and these transfers are not counted when determining the number of transfers made in a policy year.

There is no charge for the first withdrawal in a policy year. There is a withdrawal charge of $50 per withdrawal for each additional withdrawal. The amount of the charge is deducted from the account value.

4. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

5. Taxes

The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

6. Purchases and Sales of Investments

The following table shows aggregate cost of shares of the portfolios purchased and proceeds from shares of the portfolios sold by the corresponding sub-accounts for the period August 30, 1999 to December 31, 1999.

                                                           Purchases      Sales
                                                           ---------     -------
AIM Variable Insurance Funds, Inc.
    AIM V.I. Growth Fund                                    $ 10,053    $      7
    AIM V.I. Government Securities Fund                          104          --

The Alger American Fund
    Alger American Small Capitalization Portfolio                289          20
    Alger American Growth Portfolio                           28,414          70

The MFS Variable Insurance Trust
    MFS VIT Emerging Growth Series                            21,515          24
    MFS VIT Growth with Income Series                          3,117           1

PIMCO Variable Insurance Trust
    PIMCO Long-Term U.S. Government Bond Portfolio               102          --

Touchstone Variable Series Trust
    Touchstone Small Cap Value Fund                              385          10
    Touchstone Emerging Growth Fund                              118          --
    Touchstone International Equity Fund                         625          28
    Touchstone Income Opportunity Fund                           113          --
    Touchstone High Yield Bond Fund                              106          --
    Touchstone Value Plus Fund                                   105          --
    Touchstone Growth & Income Fund                              585          24
    Touchstone Enhanced 30 Fund                                1,289          18
    Touchstone Balanced Fund                                     110          --
    Touchstone Bond Fund                                         100          --
    Touchstone Standby Income Fund                            60,073          --
                                                            --------    --------
       Total                                                $127,204    $    202
                                                            ========    ========

7. Unit Values

The following table shows a summary of units outstanding for variable universal life insurance contracts for the period August 30 to December 31, 1999.

Columbus Life Variable Universal Life


                                         Beginning          Units           Units      Ending             Unit        Ending
                                             Units      Purchased        Redeemed       Units            Value         Value
                                         ---------      ---------       ---------      ------      -----------     ---------
AIM V.I. Growth*                                --            849             (18)        831        12.315782     $  10,230
AIM V.I. Government Securities*                 --             10              --          10        10.063623           100

Alger American Small Capitalization*            --             27              (4)         23        13.556275           316
Alger American Growth  *                        --          2,394             (24)      2,370        12.071872        28,612

MFS VIT Emerging Growth  *                      --          1,390             (10)      1,380        15.900034        21,936
MFS VIT Growth with Income *                    --            310              (8)        302        10.549026         3,181

PIMCO Long-Term U.S.
     Government  Bond*                          --             10              --          10          9.83429            99

Touchstone Small Cap Value Fund*                --             38              (4)         34        11.626635           394
Touchstone Emerging Growth Fund                 --             10              --          10        12.920008           129
Touchstone International Equity Fund*           --             54              (5)         49        12.808245           622
Touchstone Income Opportunity Fund*             --             10              --          10        10.301586           103
Touchstone High Yield Bond Fund*                --             10              --          10         9.674330            97
Touchstone Value Plus Fund*                     --             10              --          10        10.899576           109
Touchstone Growth & Income Fund*                --             62              (5)         57         9.877579           561
Touchstone Enhanced 30 Fund*                    --            129              (5)        124        10.441745         1,297
Touchstone Balanced Fund*                       --             10              --          10        10.706296           107
Touchstone Bond Fund*                           --             10              --          10        10.020051           100
Touchstone Standby Income Fund*                 --          5,952             (33)      5,919        10.148098        60,070
                                                                                                                   ---------
    Total - Columbus Life Variable
       Universal Life                                                                                              $ 128,063
                                                                                                                   =========

* Calculation of all variable universal life sub-account unit values began August 30, 1999 when those sub-accounts commenced operations.

               Columbus Life Insurance Company Separate Account 1

           Supplementary Information-Selected Per Unit Data and Ratios

    (Selected data for an accumulation unit outstanding throughout each year)

                         Period Ended December 31, 1999*


                                                         AIM V.I.            Alger            Alger          MFS VIT
                                        AIM V.I.       Government   American Small         American         Emerging
                                          Growth       Securities   Capitalization           Growth           Growth
                                    Sub-Account*     Sub-Account*     Sub-Account*     Sub-Account*     Sub-Account*
                                    ------------     ------------   --------------     ------------     ------------
Per unit data
    Investment income                 $ 0.437032       $ 0.369312       $       --       $       --       $       --
    Expenses                            0.032538         0.030453         0.033753         0.032400         0.035248
                                       ---------        ---------        ---------        ---------        ---------
    Net investment income (loss)        0.404494         0.338859        (0.033753)       (0.032400)       (0.035248)
    Net realized and
       unrealized gain (loss)
       on investments                   1.911288        (0.275236)        3.590028         2.104272         5.935282
                                       ---------        ---------        ---------        ---------        ---------
    Net increase (decrease)
       in net asset value               2.315782         0.063623         3.556275         2.071872         5.900034
    Beginning of period                10.000000        10.000000        10.000000        10.000000        10.000000
                                       ---------        ---------        ---------        ---------        ---------
    End of period                     $12.315782       $10.063623       $13.556275       $12.071872       $15.900034
                                      ==========       ==========       ==========       ==========       ==========
Ratios
    Ratio of operating
       expense to average
       net assets (%)                       0.02%            0.00%            0.00%            0.01%            0.00%
    Ratio of net investment
       income (loss) to
       average net assets (%)               0.14%            6.00%            0.63%            0.00%            0.01%

* Calculation began August 30, 1999, when variable universal life sub-accounts commenced operations.

               Columbus Life Insurance Company Separate Account 1

           Supplementary Information-Selected Per Unit Data and Ratios

    (Selected data for an accumulation unit outstanding throughout each year)

                         Period Ended December 31, 1999*


                                                                  PIMCO
                                               MFS VIT        Long-term       Touchstone       Touchstone
                                               Growth    U.S.Government            Small         Emerging
                                           with Income             Bond        Cap Value           Growth
                                          Sub-Account*     Sub-Account*     Sub-Account*     Sub-Account*
                                            ----------       ----------       ----------       ----------
Per unit data
    Investment income                       $       --       $ 0.192604       $       --       $ 1.827504
    Expenses                                  0.030134         0.030145         0.031902         0.033162
                                            ----------       ----------       ----------       ----------
    Net investment income (loss)             (0.030134)        0.162459        (0.031902)        1.794342
    Net realized and
       unrealized gain (loss)
       on investments                         0.579160        (0.328169)        1.658537         1.125666
                                            ----------       ----------       ----------       ----------
    Net increase (decrease)
       in net asset value                     0.549026        (0.165710)        1.626635         2.920008
    Beginning of period                      10.000000        10.000000        10.000000        10.000000
                                            ----------       ----------       ----------       ----------
    End of period                           $10.549026       $ 9.834290       $11.626635       $12.920008
                                            ==========       ==========       ==========       ==========
Ratios
    Ratio of operating
       expense to average
       net assets (%)                             0.06%            0.00%            0.00%            0.00%
    Ratio of net investment
       income (loss) to
       average net assets (%)                     0.00%            2.02%            0.00%           27.91%

* Calculation began August 30, 1999, when variable universal life sub-accounts commenced operations.

               Columbus Life Insurance Company Separate Account 1

    (Selected data for an accumulation unit outstanding throughout each year)

                         Period Ended December 31, 1999*

                                            Touchstone       Touchstone                                        Touchstone
                                         International           Income       Touchstone       Touchstone          Growth
                                                Equity      Opportunity       High Yield       Value Plus      and Income
                                          Sub-Account*     Sub-Account*     Sub-Account*     Sub-Account*    Sub-Account*
                                          ------------     ------------     ------------     ------------     ------------
Per unit data
    Investment income                       $ 0.995074       $ 1.256279       $       --       $ 0.450131       $       --
    Expenses                                  0.032738         0.030547         0.029169         0.030815         0.029677
                                            ----------       ----------       ----------       ----------       ----------
    Net investment income (loss)              0.962336         1.225732        (0.029169)        0.419316        (0.029677)
    Net realized and
       unrealized gain (loss)
       on investments                         1.845909        (0.924146)       (0.296501)        0.480260        (0.092744)
                                            ----------       ----------       ----------       ----------       ----------
    Net increase (decrease)
       in net asset value                     2.808245         0.301586        (0.325670)        0.899576        (0.122421)
    Beginning of period                      10.000000        10.000000        10.000000        10.000000        10.000000
                                            ----------       ----------       ----------       ----------       ----------
    End of period                           $12.808245       $10.301586       $ 9.674330       $10.899576       $ 9.877579
                                            ==========       ==========       ==========       ==========       ==========
Ratios
    Ratio of operating
       expense to average
       net assets (%)                             0.32%            0.00%            0.00%            0.00%            0.00%
    Ratio of net investment
       income (loss) to
       average net assets (%)                     6.43%           23.30%           12.37%            7.34%            0.00%

* Calculation began August 30, 1999, when variable universal life sub-accounts commenced operations.

               Columbus Life Insurance Company Separate Account 1

    (Selected data for an accumulation unit outstanding throughout each year)

                         Period Ended December 31, 1999*

                                         Touchstone        Touchstone       Touchstone       Touchstone
                                        Enhanced 30          Balanced             Bond   Standby Income
                                       Sub-Account*      Sub-Account*     Sub-Account*     Sub-Account*
                                       ------------      ------------     ------------   --------------
Per unit data
    Investment income                    $ 0.048376        $ 1.037666       $       --       $ 0.198701
    Expenses                               0.030013          0.031080         0.030413         0.030415
                                         ----------        ----------       ----------       ----------
    Net investment income (loss)           0.018363          1.006586        (0.030413)        0.168286
    Net realized and
       unrealized gain (loss)
       on investments                      0.423382         (0.300290)        0.050464        (0.020188)
                                         ----------        ----------       ----------       ----------
    Net increase (decrease)
       in net asset value                  0.441745          0.706296         0.020051         0.148098
    Beginning of period                   10.000000         10.000000        10.000000        10.000000
                                         ----------        ----------       ----------       ----------
    End of period                        $10.441745        $10.706296       $10.020051       $10.148098
                                         ==========        ==========       ==========       ==========
Ratios
    Ratio of operating
       expense to average
       net assets (%)                          0.00%             0.15%            0.00%            0.01%
    Ratio of net investment
       income (loss) to
       average net assets (%)                 18.69%             1.23%            0.00%            0.05%

* Calculation began August 30, 1999, when variable universal life sub-accounts commenced operations.

              COLUMBUS LIFE INSURANCE COMPANY FINANCIAL STATEMENTS

                      Statutory-Basis Financial Statements
                            and Supplemental Schedule

                         Columbus Life Insurance Company

                     Years ended December 31, 1999 and 1998
                      with Reports of Independent Auditors

                         Columbus Life Insurance Company

                      Statutory-Basis Financial Statements

                     Years ended December 31, 1999 and 1998

                                    Contents

Report of Ernst & Young LLP..................................................xix
Report of PricewaterhouseCoopers LLP..........................................xx

Financial Statements

Balance Sheets - Statutory-Basis.............................................xxi
Statements of Income - Statutory-Basis......................................xxii
Statements of Changes in Capital and Surplus - Statutory-Basis.............xxiii
Statements of Cash Flows - Statutory-Basis .................................xxiv
Notes to Statutory-Basis Financial Statements................................xxv

Supplemental Data:

Report on Supplemental Schedule of Selected Statutory-Basis
   Financial Data..........................................................xxvii
Supplemental Schedule of Selected Statutory-Basis Financial Data..........xxviii


xviii

                         REPORT OF INDEPENDENT AUDITORS

Board of Directors
Columbus Life Insurance Company

We have audited the accompanying statutory-basis balance sheet of Columbus Life Insurance Company as of December 31, 1999, and the related statutory-basis statements of income, changes in capital and surplus, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 2.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Columbus Life Insurance Company at December 31, 1999, or the results of its operations or its cash flows for the year then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Columbus Life Insurance Company at December 31, 1999, and the results of its operations and its cash flows for the year then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.


                                        /s/ ERNST & YOUNG LLP

April 18, 2000

                        Report of Independent Accountants

To the Board of Directors
Columbus Life Insurance Company

We have audited the accompanying statutory statements of admitted assets, liabilities and surplus of Columbus Life Insurance Company (the "Company") as of December 31, 1998, and the related statutory statements of income and changes in surplus, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from accounting principles generally accepted in the United States. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles are determined to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of the Company as of December 31, 1998, or the results of its operations or its cash flows for the year then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 1998, and the results of its operations and its cash flows for the year then ended, on the basis of accounting described in Note 2. We have not audited the financial statements of Columbus Life Insurance Company for any period subsequent to December 31, 1998.




                                                 /s/ PricewaterhouseCoopers LLP

March 5, 1999
Cincinnati, Ohio

                         Columbus Life Insurance Company

                        Balance Sheets - Statutory-Basis

                        as of December 31, 1999 and 1998

                                                          1999          1998
                                                     -----------------------
                                                           (in thousands)

Admitted Assets
Bonds                                                $1,494,340   $1,459,357
Preferred and common stocks                             311,100      240,218
Mortgage loans                                          151,098      148,623
Policy loans                                             75,808       77,236
Real estate                                               3,364        1,992
Cash, cash equivalents and short-term investments        55,574       42,064
Other invested assets                                    27,611       11,194
                                                     ----------   ----------
  Total cash and invested assets                      2,118,895    1,980,684
Premiums deferred and uncollected                         6,825        7,343
Investment income due and accrued                        25,204       23,284
Other assets                                              4,825        5,073
Separate account assets                                     128           --
Total admitted assets                                $2,155,877   $2,016,384
                                                     ----------   ----------

Liabilities and Capital and Surplus
Policy reserves                                      $1,623,288   $1,574,309
Policy claims in process of settlement                    5,043        4,107
Dividends payable to policyholders                       15,140       14,578
Other liabilities                                        84,182       77,023
Interest maintenance reserve                             17,346       21,705
Asset valuation reserve                                  80,302       61,165
Separate account liabilities                                128           --
                                                     ----------   ----------
Total liabilities                                     1,825,429    1,752,887

Capital and Surplus
Common stock, $1 par value, authorized 10,000
  shares, issued and outstanding 10,000 shares           10,000       10,000
Paid-in surplus                                          41,600       41,600
Unassigned surplus                                      278,848      211,897
                                                     ----------   ----------
Total capital and surplus                               330,448      263,497
                                                     ----------   ----------
Total liabilities and capital and surplus            $2,155,877   $2,016,384
                                                     ==========   ==========

See accompanying notes.

                         Columbus Life Insurance Company

                     Statements of Income - Statutory-Basis

                 for the years ended December 31, 1999 and 1998


                                                                                  1999       1998
                                                                              ---------------------
                                                                                  (in thousands)
Revenue:
      Premiums                                                                $170,517   $167,538
      Net investment income                                                    146,741    138,724
      Considerations for supplementary contracts and dividend accumulations      6,162      6,250
      Other                                                                      5,421      5,624
                                                                              --------   --------
                                                                               328,841    318,136

Policy benefits and expenses:
Death benefits                                                                  36,905     30,314
      Annuity benefits                                                           7,790      8,165
      Disability and accident and health benefits                                3,422      2,875
      Surrender benefits                                                       108,048    121,444
      Other benefits                                                             9,929     10,716
      Increase in policy reserve and other policyholders' funds                 49,297     36,588
      Net transfers to separate account                                            127         --
      Commissions on premiums                                                   31,380     27,800
      General expenses                                                          38,186     36,583
                                                                              --------   --------
Total liabilities                                                              285,084    274,485
                                                                              --------   --------
Gain from operations before dividends to policyholders,
      federal income tax expense and net realized capital gains                 43,757     43,651

Dividends to policyholders                                                      15,324     14,610
                                                                              --------   --------

Gain from operations before federal income tax expense
      and net realized capital gains                                            28,433     29,041

Federal income taxes                                                            10,945      6,238
                                                                              --------   --------
Net gain from operations before net realized capital gains                      17,488     22,803

Net realized capital gains, less federal income tax expense of $8,085 in
      1999 and $5,345 in 1998 and transfers to (from) the Interest
      Maintenance Reserve of $(82) in 1999 and $8,237 in 1998                   15,752     11,114
                                                                              --------   --------
Net income                                                                    $ 33,240   $ 33,917
                                                                              ========   ========

See accompanying notes.

                         Columbus Life Insurance Company

         Statements of Changes in Capital and Surplus - Statutory-Basis

                 for the years ended December 31, 1999 and 1998

                                                       1999         1998
                                                  ----------------------
                                                        (in thousands)

Capital and surplus equity at beginning of year   $ 263,497    $ 226,949
      Net income                                     33,240       33,917
      Change in net unrealized gains                 53,563       10,630
      Decrease (increase) in nonadmitted assets        (727)       1,457
      Increase in asset valuation reserve           (19,137)      (9,173)
      Other                                              12         (283)
                                                  ---------    ---------
Capital and surplus at end of year                $ 330,448    $ 263,497
                                                  =========    =========

See accompanying notes.


                                                                           xxiii

                         Columbus Life Insurance Company

                   Statements of Cash Flows - Statutory-Basis

                 for the years ended December 31, 1999 and 1998

                                                                       1999         1998
                                                                  ----------------------
                                                                       (in thousands)
Operating Activities:
Premium and annuity considerations                                $ 182,611    $ 179,372
Net investment income received                                      139,311      132,144
Surrender and annuity benefits paid                                (108,048)    (121,444)
Death and other benefits to policyholders                           (57,710)     (52,606)
Commissions, other expenses and taxes paid                          (67,617)     (59,937)
Net transfers to separate accounts                                     (126)          --
Dividends paid to policyholders                                     (14,762)     (15,236)
Federal income taxes paid to parent                                  (8,465)       1,761
Other, net                                                            4,960        3,420
                                                                  ---------    ---------
Net cash provided by operations                                      70,154       67,474

Investment activities:
Proceeds from investments sold, matured or repaid:
      Bonds                                                         637,660      709,881
      Stocks                                                        135,502      119,711
      Mortgage loans                                                 24,969       24,695
      Other invested assets                                           7,074        4,684
                                                                  ---------    ---------
Total investment proceeds                                           805,205      858,971
Taxes paid on capital gains                                           8,041        9,781
                                                                  ---------    ---------
Net proceeds from investments sold, matured or repaid               797,164      849,190

Cost of investments acquired:
      Bonds                                                        (672,730)    (754,891)
      Stocks                                                       (135,311)    (140,492)
      Mortgage loans                                                (28,881)     (13,127)
      Other invested assets                                         (18,314)      (6,656)
                                                                  ---------    ---------

Total investments acquired                                         (855,236)    (915,166)
                                                                  ---------    ---------

Net (increase) decrease in policy loans                               1,428       (1,968)
                                                                  ---------    ---------
Net cash used by investment activities                              (56,644)     (67,944)
Net change in cash, cash equivalents and short-term investments      13,510         (470)
Cash, cash equivalents and short-term investments
      Beginning of year                                              42,064       42,534
                                                                  ---------    ---------
      End of year                                                 $  55,574    $  42,064
                                                                  =========    =========

See accompanying notes.

                         Columbus Life Insurance Company

                  Notes to Statutory-Basis Financial Statements

                           December 31, 1999 and 1998

1. Organization and Nature of Business

Columbus Life Insurance Company (the Company), a stock life insurance company, is a wholly owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern), a mutual life insurance company. The Company is domiciled in Ohio.

The Company offers individual life, universal life and annuity contracts through general and independent agents and affiliated broker-dealers. The Company is licensed in 45 states and the District of Columbia. Approximately 54% of the gross premiums and annuity considerations for the Company were derived from Ohio, California, Michigan, Florida, Indiana and New Jersey.

2. Significant Accounting Policies

The Company is subject to regulation by the Department of Insurance of the State of Ohio (the Department) and other states in which the Company operates. The Company files financial statements with these departments using statutory accounting practices (SAP) prescribed or permitted by the Department and used in the preparation of the accompanying statutory-basis financial statements. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed; such practices differ from state-to-state, may differ from company-to-company within a state and may change in the future. These practices differ in some respects from generally accepted accounting principles (GAAP). The more significant differences are:

      o Certain assets are excluded from the statements of admitted assets, liabilities and capital and surplus as "nonadmitted assets" (principally furniture and equipment) for statutory reporting purposes.

      o Debt securities classified as available for sale are carried at amortized cost instead of fair value.

      o Deferred federal income taxes are not provided for statutory reporting purposes.

      o The accounts and operations of the Company's subsidiaries are not consolidated with accounts and operations of the Company as would be required by GAAP.

      o The costs of acquiring new business, such as commissions, certain costs of policy underwriting and issuance and certain variable agency expenses, have not been deferred for statutory reporting purposes.

      o For statutory reporting purposes, the Company defers the portion of realized capital gains and losses (using a formula prescribed by the NAIC) on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity. The deferral, net of federal income taxes, is reported in the accompanying Balance Sheets as the "Interest Maintenance Reserve".

      o For statutory reporting purposes, the "Asset Valuation Reserve" is determined by a NAIC prescribed formula and is reported as a liability.

      o For statutory reporting purposes, revenues for universal life policies and annuity contracts, consist of the entire premium received and benefits represents the death benefits paid and the change in policy reserves. For GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

At December 31, 1999 and 1998, the Company's unaudited GAAP equity was $556,657,000 and $496,585,000, respectively. Unaudited GAAP net income was $53,705,000 and $34,708,000, for 1999 and 1998, respectively.

The Company received written approval from the Department to record guaranty fund assessments as billed and defer the amount on the balance sheet to the extent that they are recoverable through premium tax credits. When the tax credits are realized, the assessment is removed from the balance sheet as a credit to premium tax expense. The Company also received approval to record all taxes, including interest, assessments, settlements and corrections through the Summary of Operations, rather than as a direct charge to surplus. There is no prescribed accounting treatment for these transactions.

In March 1998, the NAIC finalized the Codification of Statutory Accounting Principles guidance ("Codification") which will replace the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting. Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas. The principal change expected to impact the Company is the recording of deferred taxes.

The Department has adopted Codification, effective January 1, 2001. The Company has not estimated the potential impact of Codification to its statutory-basis financial statements.

Significant accounting practices are as follows:

Revenues and Expenses

Annuity and universal life premiums are recognized as revenue when received. Other life insurance premiums are recognized at the beginning of each policy year. Accident and health insurance premiums are recognized as revenue when due. Policy acquisition costs are expensed as incurred.

Valuation of Investments

      o Debt securities and stock values are as prescribed by the NAIC; debt securities at amortized cost or NAIC value, preferred stocks in good standing at cost and all other stocks at market.

      o Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments. Prepayment assumptions are obtained from an external source and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

      o The Company's subsidiaries are reported at the GAAP-basis of their net assets. Dividends from subsidiaries are included in net investment income. The remaining change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

      o Mortgage loans not in default are carried at outstanding indebtedness less unamortized premium or discount. Mortgage loans in default are recorded at the lower of the related indebtedness or fair market value. Property acquired in satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

      o Real estate is carried at the lower of depreciated cost or fair market value. Depreciation is computed by the straight-line method over the estimated useful life of the asset.

      o Policy loan values are carried at outstanding indebtedness not in excess of policy cash surrender value.

      o Real estate joint ventures and partnerships are accounted for under the equity method. The equity in earnings for real estate joint ventures and general partnerships are recorded through net investment income. The equity in earnings for limited partnership interests is recorded to surplus.

      o The asset valuation reserve serves to provide a reserve, recorded through unassigned surplus, against fluctuations in the market values of bonds, stocks, mortgage loans, real estate, and other invested assets. The interest maintenance reserve defers the recognition of realized capital gains and losses resulting from changes in interest rates on fixed income investments sold and amortizes the gains and losses into investment income over the remaining life of the investments sold. The net gain (loss) deferred as a result of recording the interest maintenance reserve was $(81,956) and $8,237,000,


                                                                           xxvii
            which is net of federal income tax expense (benefit) of $(44,130) and $4,436,000 in 1999 and 1998, respectively.

      o Realized gains and losses from sales of securities are determined on the basis of specific identification and recognized on the trade date. Realized gains and losses, adjusted for the interest maintenance reserve, are included in the determination of net income. Adjustments to fair market value for permanent declines in value of mortgage loans, property acquired in satisfaction of debt and real estate are treated as realized losses and are included in net income. Adjustments for declines, which are not permanent, are treated as unrealized losses. Unrealized gains and losses on all investments are reported as adjustments to unassigned surplus.

Policy Reserves

Policy reserves for life insurance, annuity contracts and supplemental benefits are developed by using accepted actuarial methods and are computed principally on the Commissioner's Annuity Reserve Valuation Method. The following mortality tables and interest rates are used:

                                                          Percentage of Reserves
                                                        ------------------------
                                                            1999          1998
                                                        ------------------------

Life insurance:
   1941 Commissioners Standard Ordinary, 2-1/2% - 3%         3.5%          3.7%
   1958 Commissioners Standard Ordinary, 2-1/2% - 4-1/2%    22.8          23.6
1980 Commissioners Standard Ordinary, 4% - 5%               38.0          33.7
Annuities:
   Various, 2-1/2% - 7-1/2%                                 33.5          36.9
Supplemental benefits:
   Various, 2-1/2% - 7-1/2%                                  1.2           1.1
Other, 2% - 5-1/2%                                           1.0           1.0
                                                           -----         -----
                                                           100.0%        100.0%
                                                           =====         =====

Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interests rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by the cost of the additional mortality indicated by the rating period.

As of December 31, 1999, reserves of $4,198,975 are recorded on inforce amounts of $303,750,152 for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.


xxviii

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The liabilities related to policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

Policy and Contract Claims

Policy claim reserves represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 1999 and 1998. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Separate Account

The Company maintains a separate account, which holds assets related to the Company's variable universal life product. The assets of the separate account consist primarily of mutual funds, which are recorded at market value.

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or policyholders' surplus of the Company.

Reinsurance

The Company reports related premiums and expenses gross in the Statements of Income for its reinsurance policies with unrelated entities. The net effect of premiums related to reinsurance contracts with related parties less experience refunds, benefits incurred and adjustments to reserves specified in the agreement and related expenses have been included in general expenses.

Dividends

Dividends to policyholders are determined annually by the Board of Directors. The dividends to policyholders were determined using factors based on approved dividend scales. Dividends to policyholders are reserved one year in advance through charges to operations.

Cash and Cash Equivalents

The Company considers short-term investments with an original maturity of three months or less to be cash equivalents.

Federal Income Taxes

Western and Southern files a consolidated tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written agreement. Under the agreement, the benefits from losses of subsidiaries are not retained by the subsidiary companies but are allocated among those companies in the consolidated group having taxable income.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by insurance regulatory authorities requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassification

Previously reported amounts for 1998 have in some instances been reclassified to conform to the 1999 presentation.

3. Debt and Equity Securities

Fair values for debt securities are based on quoted market prices. The amortized cost and estimated fair values of debt securities at December 31, 1999 and 1998 are as follows:

                                                                           1999
                                                   -------------------------------------------------
                                                    Amortized   Unrealized   Unrealized    Estimated
                                                       Cost        Gain        Losses     Fair Value
                                                   -------------------------------------------------
                                                                     (in thousands)
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies        $   46,352   $      129   $    2,282   $   44,199
Debt securities issued by states of the U.S. and
  political subdivisions of the states                  5,924          234           --        6,158
Corporate securities                                1,090,067       10,274       34,372    1,065,969
Mortgage-backed securities                            351,747        1,228       10,594      342,381
Foreign government securities                             250           --           15          235
                                                   -------------------------------------------------
Total                                              $1,494,340   $   11,865   $   47,263   $1,458,942
                                                   =================================================

                                                                           1998
                                                   -------------------------------------------------
                                                    Amortized   Unrealized   Unrealized    Estimated
                                                       Cost        Gain        Losses     Fair Value
                                                   -------------------------------------------------
                                                                     (in thousands)
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies        $   64,996   $    1,273   $      565   $   65,704
Debt securities issued by states of the U.S. and
  political subdivisions of the states                  6,004        1,012           --        7,016
Corporate securities                                1,074,857       59,379        7,816    1,126,420
Mortgage-backed securities                            313,250        8,836          260      321,826
Foreign government securities                             250           --            7          243
                                                   -------------------------------------------------
Total                                              $1,459,357   $   70,500   $    8,648   $1,521,209
                                                   =================================================

The amortized cost and estimated fair value of bonds at December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                      Amortized        Estimated
                                                         Cost         Fair Value
                                                      --------------------------
                                                             (in thousands)

Due in one year or less                               $   25,182      $   25,235
Due after one year through five years                    549,514         544,889
Due after five years through ten years                   414,803         400,209
Due after ten years                                      153,094         146,228
Mortgage-backed securities                               351,747         342,381
                                                      ----------      ----------
Total                                                 $1,494,340      $1,458,942
                                                      ==========      ==========

Proceeds from sales of investments in bonds during 1999 and 1998 were $637,660,294 and $709,881,000, respectively. Gross gains of $6,404,113 and
$13,801,000 and gross losses of $6,528,357 and $2,004,000 were realized on these sales in 1999 and 1998, respectively.

Unrealized gains and losses on investments in common stocks and on investments in subsidiaries are reported directly in equity and do not affect net income. The gross unrealized gains and gross unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

                                                  1999
                              ------------------------------------------------
                              Amortized   Unrealized   Unrealized   Estimated
                                 Cost        Gain        Losses     Fair Value
                              ------------------------------------------------
                                                (in thousands)

Preferred stocks              $ 24,765     $    271     $  1,379     $ 23,657
                              ========     ========     ========     ========

Common stock                  $162,917     $ 51,883     $ 18,019     $196,781
Subsidiaries                    37,698       64,308       12,452       89,554
                              --------     --------     --------     --------
Total common stock            $200,615     $116,191     $ 30,471     $286,335
                              ========     ========     ========     ========

                                                    1998
                              ------------------------------------------------
                              Amortized   Unrealized   Unrealized   Estimated
                                 Cost        Gain        Losses     Fair Value
                              ------------------------------------------------
                                                (in thousands)

Preferred stocks              $ 24,858     $    929     $    990     $ 24,797
                              ========     ========     ========     ========

Common stock                  $138,817     $ 41,775     $ 10,629     $169,963
Subsidiaries                    37,573       21,240       12,572       46,241
                              --------     --------     --------     --------
Total common stock            $176,390     $ 63,015     $ 23,201     $216,204
                              ========     ========     ========     ========

Proceeds from sales of investments in equity securities during 1999 and 1998 were $135,502,304 and $119,711,000, respectively. Gross gains of $37,926,375 and
$22,175,000 and gross losses of $11,814,570 and $6,390,000 were realized on these sales in 1999 and 1998, respectively.

4. Fair Value of Financial Instruments

The following sets forth the fair values of the Company's financial instruments.

Fair values for debt, equity and short-term investment securities are based on quoted market prices. See footnote 3 for fair value disclosure.

The fair values of mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan. Carrying and fair values of mortgage loans were $151,098,000 and $149,689,000, and $148,623,000 and $158,136,000 at
December 31, 1999 and 1998, respectively.

The Company believes it is not practicable to estimate the fair value of policy loans. These assets, totaling $75,808,084 at December 31, 1999, are carried at their aggregate unpaid principal balances. Estimation of the fair value is not practicable as the loans have no stated maturity and are an integral part of the related insurance contracts.

The fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Carrying and fair values of investment-type contract reserves are $1,210,379,000 and $1,124,658,000, and $1,172,654,000 and $1,111,851,000 for 1999 and 1998,
respectively.

Certain reserves for investment-type insurance contracts do not include mortality or morbidity risk. Fair values for insurance reserves are not required to be disclosed. However the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company's overall management of interest rate risk.


xxxii

5. Concentrations of Credit Risk

At December 31, 1999, the Company held unrated or less-than-investment grade corporate bonds of $103,079,671, with an aggregate fair value of $94,682,867. Those holdings amounted to 6.9% of the Company's investments in bonds and less than 4.8% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. These evaluations are considered by the Company in their overall investment strategy.

The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 1999, 39.4% of such mortgages ($61,984,578) involved properties located in Florida and Ohio. Such investments consist of first mortgage liens on completed income-producing properties; the mortgage outstanding on any individual property does not exceed $5,981,250.

During 1999, the respective maximum and minimum lending rates for new commercial mortgage loans issued were 8.2% and 7.4%. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 80%. At December 31, 1999, the Company held no mortgages with interest overdue beyond one year. During 1999, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 1999 the Company held no mortgage loans that require payments of principal or interest be made based upon cash flows generated by the property serving as collateral for the loans or that have a diminutive payment required. At December 31, 1999, the Company's investments in mortgage loans were not subject to prior liens. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions which may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of durations and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

6. Related Party Transactions

The Company is party to a service agreement with Western and Southern for the performance of certain legal services, investment advisory and data processing functions. The Company paid $8,627,000 and $8,537,000 in 1999 and 1998, respectively, for these services.


                                                                          xxxiii

The Company has entered into an agreement with Western and Southern where the Company reinsured the liabilities of, and began servicing and administering the former business of Columbus Mutual Life Insurance Company (Columbus Mutual), a former affiliate of Western and Southern which merged with Western and Southern. The agreement is anticipated to last until all obligations for policies issued by Columbus Mutual are settled. Reserves reflected on the Company's balance sheets for policies and contracts included under the Agreement are:

                                                        December 31
                                                      1999          1998
                                                    ----------------------
                                                        (in thousands)

Life and annuity reserves                           $874,572      $903,045
Accident and health reserves                          12,744        13,507

7. Federal Income Taxes

Following is a reconciliation between the amount of tax computed at the federal statutory rate of 35% and the federal income tax provision (exclusive of taxes related to capital gains or losses) reflected in the statements of income.

                                                                December 31
                                                             1999        1998
                                                           --------------------
                                                               (in thousands)

Income tax computed at statutory rate                      $  9,952    $ 10,164
Increase (decrease) in taxes resulting from:
   Adjustments to statutory reserves for tax purposes         4,768       1,835
   Deferred acquisition costs recorded for tax purposes       1,490       1,495
   Amortization of IMR                                       (1,497)     (1,505)
   Bond discount accrual                                     (1,083)     (1,011)
   Dividend received deduction                               (3,916)         --
   Changes in prior period estimates                             --      (7,815)
   Other                                                      1,231       3,075
                                                           --------    --------
Federal income taxes                                       $ 10,945    $  6,238
                                                           ========    ========

The Company made tax payments in the amount of $16,504,886 and $8,020,065 in 1999 and 1998, respectively

8. Dividend Restrictions

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure, without prior approval of the regulators, to the greater of ten percent of statutory surplus or the prior year statutory net gain from operations. As of December 31, 1999, the Company has proximately $33,240,000 available for payment of dividends to Western and Southern without further approval of the regulators. No dividends were paid to Western and Southern in 1999 and 1998.


xxxiv

9. Contingencies

Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters, the Company believes its defenses are meritorious and that the eventual outcome will not have a material effect on the Company's financial position.

At December 31, 1999 the Company does not have any material lease agreements for office space or equipment.

10. Regulatory Restrictions

The Company is required by statutory regulations to meet minimum risked-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 1999 and 1998, the Company exceeded the minimum risk-based capital standards.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

11. Annuity Reserves

At December 31, 1999, the Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                             Amount      Percent
                                                            --------     -------
                                                               (in thousands)

Subject to discretionary withdrawal:
   At book value less current surrender
     charge of 5% or more                                   $ 75,955      14.0%
Subject to discretionary withdrawal (without
   adjustment) at book value with minimal or
   no charge or adjustment                                   447,914      82.0%
Not subject to discretionary withdrawal                       22,084       4.0%
                                                            --------      ----
Total annuity reserves and deposit fund
   liabilities before reinsurance                           $545,953       100%
                                                            ========      ====

The annuity reserves and deposit fund liabilities are included in "Policy reserves" in the balance sheets.

12. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                             1999         1998
                                                            --------------------
                                                               (in thousands)

Premiums                                                    $13,509      $12,324
Benefits paid or provided                                     3,311        3,675
Policy and contract liabilities, at year end                  3,348        3,559

At December 31, 1999 the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 1999, the Company's reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company's surplus.

In 1999 and 1998, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

13. Subsequent Event

On April 18, 2000, Western and Southern's Board of Directors adopted a plan of reorganization under Ohio's law. This plan of reorganization provides for the reorganization of Western and Southern as a stock life insurance company that is initially a wholly owned subsidiary, and at all times must be at least a majority-controlled subsidiary, of a mutual insurance holding company in accordance with the requirements of Sections 3913.25 to 3913.38 of the Ohio Revised Code. To become effective, the plan of reorganization must be approved by policyholders, and thereafter by the Superintendent of Insurance of the State of Ohio.


xxxvi

                         Report of Independent Auditors
                         on Other Financial Information

To the Board of Directors of
Columbus Life Insurance Company

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The accompanying supplemental schedule of selected statutory-basis financial data is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and is not a required part of the statutory-basis financial statements. Such information has been subjected to the auditing procedures applied in our audit of the statutory-basis financial statements and, in our opinion, is fairly stated in all material respects in relation to the statutory-basis financial statements taken as a whole.

This report is intended solely for the information and use of the Company and state insurance regulatory authorities and is not intended to be and should not be used for anyone other than these specified parties.


                                                           /s/ ERNST & YOUNG LLP

April 18, 2000


                                                                          xxxvii

                         Columbus Life Insurance Company

        Supplemental Schedule of Selected Statutory-Basis Financial Data

                      for the year ended December 31, 1999

Investment income earned:
   Government bonds                                                      $  7,747,918
   Other bonds (unaffiliated)                                             101,337,794
   Bonds of affiliates                                                             --
   Preferred stocks (unaffiliated)                                          1,934,876
   Preferred stocks of affiliates                                                  --
   Common stocks (unaffiliated)                                             2,734,128
   Common stocks of affiliates                                              8,865,968
   Mortgage loans                                                          12,331,158
   Real estate                                                                606,868
   Premium notes, policy loans and liens                                    4,856,048
   Collateral loans                                                                --
   Cash on hand and on deposit                                                     --
   Short-term investments                                                   3,530,095
   Other invested assets                                                       21,890
   Derivative instruments                                                          --
   Aggregate write-ins for investment income                                  124,628
                                                                         ------------
Gross investment income                                                  $144,091,371
                                                                         ============
Real estate owned - book value less encumbrances                            3,364,531
                                                                         ============

Mortgage loans - book value:
   Farm mortgages                                                                  --
   Residential mortgages                                                      184,428
   Commercial mortgages                                                   150,913,692
                                                                         ------------
Total mortgage loans                                                     $151,098,120
                                                                         ============

Mortgage loans by standing - book value:
   Good standing                                                         $150,767,143
   Good standing with restructured terms                                           --
   Interest overdue more than three months, not in foreclosure                330,977
   Foreclosure in process                                                          --
                                                                         $151,098,120
                                                                         ============

Other long-term assets - statement value                                   27,611,260
Collateral loans
Bonds and stocks of parents, subsidiaries and affiliates - book value:
   Bonds                                                                           --
   Preferred stocks                                                                --
   Common stocks                                                           89,554,462


xxxviii

                         Columbus Life Insurance Company

        Supplemental Schedule of Selected Statutory-Basis Financial Data

                      for the year ended December 31, 1999

Bonds and short-term investments by class and maturity:
   Bonds by maturity - statement value due within one year or less      $   102,772,503
   Over 1 year through 5 years                                              618,163,801
   Over 5 years through 10 years                                            540,266,631
   Over 10 years through 20 years                                           126,014,274
   Over 20 years                                                            163,958,949
                                                                        ---------------
Total by maturity                                                       $ 1,551,176,158
                                                                        ===============

Bonds by class - statement value:
   Class 1                                                              $ 1,121,741,122
   Class 2                                                                  326,355,366
   Class 3                                                                   46,724,375
   Class 4                                                                   49,497,024
   Class 5                                                                    6,858,271
   Class 6
                                                                        ---------------
Total by class                                                          $ 1,551,176,158
                                                                        ===============

Total bonds publicly traded                                             $ 1,366,300,423
                                                                        ===============

Total bonds privately placed                                            $   184,875,736
                                                                        ===============

Preferred stocks - statement value                                      $    24,764,456
                                                                        ===============

Common stocks - market value                                            $   286,335,290
                                                                        ===============

Short-term investments - book value                                     $    56,836,189
                                                                        ===============

Financial options owned - statement value                                     1,131,203

Financials options written and in force - statement value                            --

Financial futures contracts open - current price                                     --

Cash on deposit                                                         $    (2,518,078)
                                                                        ===============

Life insurance in force:
   Industrial                                                           $    12,965,918
   Ordinary                                                                          --
   Credit life                                                                       --
   Group life                                                                        --

Amount of accidental death insurance in force under ordinary policies           223,967


                                                                           xxxix

                         Columbus Life Insurance Company

        Supplemental Schedule of Selected Statutory-Basis Financial Data

                      for the year ended December 31, 1999

Life insurance policies with disability provisions in force:
   Industrial                                                       $         --
   Ordinary                                                            4,671,786
   Credit life                                                                --
   Group life                                                                 --

Supplemental contract in force:
   Ordinary - not involving life contingencies:
      Amount on deposit                                                6,259,529
      Income payable                                                   2,709,386

   Ordinary - involving life contingencies:
      Income payable                                                   1,215,456

   Group - not involving life contingencies:
      Amount on deposit                                                       --
      Income payable                                                          --

   Group - involving life contingencies:
      Income payable                                                          --

Annuities:
   Ordinary:
      Immediate - amount of income payable                               386,892
      Deferred - fully paid account balance                          157,284,241
      Deferred - not fully paid - account balance                    356,550,764

   Group:
      Amount of income payable                                         1,080,681
      Fully paid account balance                                              --
      Not fully paid account balance                                          --

Accident and health insurance - premiums in force:
   Ordinary                                                              794,264
   Group                                                                      --
   Credit                                                                     --

Deposit funds and dividend accumulations:
   Deposit funds - account balance                                     1,181,872
   Dividend accumulations - account balance                           34,542,884


xl

                         Columbus Life Insurance Company

        Supplemental Schedule of Selected Statutory-Basis Financial Data

                      for the year ended December 31, 1999

Claim payments 1996:
   Group accident and health year ended December 31, 1996:
   1999                                                                 $     --
   1998                                                                       --
   1997                                                                       --

   Other accident and health:
   1999                                                                  163,289
   1998                                                                  232,280
   1997                                                                  226,023

   Other coverages that use developmental methods to calculate:
   1999                                                                       --
   1998                                                                       --
   1997                                                                       --


                                                                             xli

                      [THIS PAGE INTENTIONALLY LEFT BLANK]


xlii

                                    GLOSSARY

Account Value The sum of the value of your investments in the Sub-Accounts, the value of your investments in the Fixed Account and the value of your Loan Account.

Accumulation               Unit A unit of measure used to calculate a
                           Policyholder's share of a Sub-Account.

Accumulation Unit Value    The dollar value of an Accumulation Unit in a
                           Sub-Account.

Attained Age               We determine the Attained Age of the Insured at
                           various times for various reasons.

                           o At the time we issue your Policy, the Insured's Attained Age is the Insured's age on the Policy Date.

                           o After we issue your Policy, the Insured's Attained Age generally is the Insured's age on the last Policy Anniversary on or before the Monthly Anniversary Date.

                           o If you increase the Specified Amount after we issue your Policy, the Insured's Attained Age, for purposes of determining cost of insurance charges applicable to the increase, is the Insured's age on the last anniversary of the increase on or before that Monthly Anniversary Day.

Beneficiary                The person or persons you have named to receive the
                           Death Proceeds when the Insured dies.

Cash Surrender Value       The Account Value minus any surrender charge.

Columbus Life, we,         Columbus Life Insurance Company.
us and our

Contingent Beneficiary     The person or persons you have named to receive the
                           Death Proceeds when no Beneficiaries remain alive and the Insured dies.

Death Benefit              The amount we pay to the Beneficiary under the Policy
                           when the Insured dies.

Death Proceeds             Death Benefit plus any insurance on the Insured's
                           life that was provided by riders to your Policy.

Fixed Account              An investment option that provides a fixed rate of
                           interest.

Fund A Fund is a series of a registered management investment company. Each Sub-Account invests in a Fund that has the same investment objective as the Sub-Account.

Indebtedness               The sum of the value of your Loan Account plus
                           accrued and unpaid interest on the loan.

Insured The person on whose life we provide insurance coverage under your Policy.

Loan Account               The portion of your Account Value that is collateral
                           for your loans.

Minimum Issue Limit        The minimum amount of insurance you must purchase and
                           maintain. If the Insured is in a standard premium class, the Minimum Issue Limit is $25,000. If the
                           Insured is in a preferred premium class, the Minimum
                           Issue Limit is $100,000.

Monthly Anniversary Day    The date each month on which we deduct the Monthly
                           Deduction and Monthly Expense Charge. This is generally the same date each month as the Policy
                           Date, so long as that date is a day on which processing occurs.

Monthly Deduction          The Monthly Deduction includes the amount deducted
                           for the cost of insurance charge plus the cost of any additional benefits provided under your Policy by rider.

Monthly Expense Charge     The Monthly Expense Charge covers the cost of
                           administering your Policy.

Net Cash Surrender Value   Your Account Value minus any surrender charge and any
                           Indebtedness.

Net Premiums               The amount of premium payment you paid less the
                           premium expense charge and less the tax charges.

Payee The person who actually receives the payment of proceeds from us under one of the Income Plans. Depending on the circumstances, the Payee might mean you, the Beneficiary, the Contingent Beneficiary, your estate or another designated person.

Policy The Columbus Life Flexible Premium Variable Universal Life Policy, including the application and any amendments, any supplemental application, riders or endorsements.

Policy Anniversary         The same date each year as the Policy Date.

Policy Date                The date from which Policy months, years and
                           anniversaries are measured.

Policy Schedule            The schedule that begins on page 3 of your Policy. It
                           contains specific information about your Policy such as the Specified Amount, your planned premium, the death benefit option you selected, required payments for guaranteed continuation of your Policy and the maximum amounts of various charges.

Policy Year                A year that starts on the your Policy Date or an
                           anniversary of your Policy Date.

Separate Account 1         A separate account of Columbus Life Insurance Company
                           that supports your Policy.

Specified Amount           The amount of insurance coverage provided by the
                           Policy.

Sub-Accounts               A division of Separate Account 1. Each Sub-Account
                           invests in a Fund, which has the same investment objective as the Sub-Account.

Surrender Charge           If the Specified Amount of your Policy decreases, you
                           will pay a surrender charge under certain circumstances.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                     COLUMBUS LIFE FLEXIBLE PREMIUM VARIABLE
                        UNIVERSAL LIFE INSURANCE POLICY

                                                         SUPPLEMENTAL PROSPECTUS
                                                                     MAY 1, 2000
Columbus Life Insurance Company
Separate Account 1

Columbus Life Insurance Company (Columbus Life) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus for the Columbus Life Flexible Premium Variable Universal Life Insurance Policy dated May 1, 2000 (Core Prospectus). The Core Prospectus contains details regarding your Policy. Please read the Core Prospectus and this Supplemental Prospectus carefully and keep them for future reference.

This Supplemental Prospectus describes the Touchstone Income Opportunity Sub-Account, an additional investment option of the Policy available only to Policy owners who were:



      o Actively participating in an automatic investment program or an automatic asset allocation program on April 30, 2000 and
      o Allocating payments to the Touchstone Income Opportunity Sub-Account through that automatic investment program or automatic asset allocation program.

This additional investment option will be available to you only through your previously established automatic investment program or automatic asset allocation program. This investment option will terminate when you no longer have money in the Income Opportunity Sub-Account.

The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains certain other material that is legally part of the registration statement for Columbus Life Insurance Company Separate Account 1 (Separate Account 1) and other information about Separate Account 1. You can view these documents at the Public Reference Room of the Securities and Exchange Commission or obtain copies, for a fee, by writing to the Public Reference Room of the Securities and Exchange Commission, 450 Fifth Street N.W., Washington, D.C. 20549. You can also call the Securities and Exchange Commission at 800.SEC.0330.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Policies or determined if this Supplemental Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Policy is not a deposit or obligation of any bank. No bank has guaranteed or endorsed the Policy. The Policy is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, the National Credit Union Share Insurance Fund or any other agency.

Investments in variable life insurance policies involve investment risk, including possible loss of principal and interest.

TABLE OF CONTENTS



                                                                   PAGE

Cover Page                                                          1
Table Of Contents                                                   2
Glossary                                                            3
Charges                                                             5
Information About The Investment Option                             7

GLOSSARY

 ACCOUNT VALUE
--------------
  The sum of the value of your investments in the Sub-Accounts, the value of your investment in the Fixed Account and the value of the collateral for your loans.

ACCUMULATION UNIT
-----------------
  A unit of measure used to calculate a Policy owner's share of a Sub-Account.

 ACCUMULATION UNIT VALUE
------------------------
  The dollar value of an Accumulation Unit in a Sub-Account.

 ATTAINED AGE
-------------
  We determine the Attained Age of the Insured at various times for various reasons. At the time we issue your Policy, the Insured's Attained Age is the Insured's age on the Policy Date. After we issue your Policy, the Insured's Attained Age generally is the Insured's age on the last Policy Anniversary on or before the Monthly Anniversary Date. If you increase the Specified Amount after we issue your Policy, the Insured's Attained Age, for purposes of determining cost of insurance charges applicable to the increase, is the Insured's age on the last anni8versary of the increase on or before that Monthly Anniversary Day.

 COLUMBUS LIFE, WE, OUR AND US
------------------------------
  Columbus Life Insurance Company.

 DEATH PROCEEDS
---------------
 The death benefit provided under the Policy, plus any insurance provided by riders to the Policy.

 FIXED ACCOUNT
--------------
 An investment option that provides a fixed-rate of interest.


 FUND
-----
  A series of a registered management investment company. Each Sub-Account invests in a Fund that has the same investment objective as the Sub-Account.

 INSURED
--------
  The person on whose life we provide insurance coverage under your Policy.

 LOAN ACCOUNT
-------------
  The portion of your Account Value that is collateral for your loans.

 MONTHLY ANNIVERSARY DAY
------------------------
  The date each month on which we deduct the Monthly Deduction and Monthly Expense Charge. This is generally the same date each month as the Policy Date, so long as that date is a day on which processing occurs.

 MONTHLY DEDUCTION
------------------
  The Monthly Deduction includes the amount deducted for the cost of insurance charge plus the cost of any additional benefits provided under your Policy by rider.

 MONTHLY EXPENSE CHARGE
-----------------------
  The Monthly Expense Charge covers the cost of administering your Policy.

 NET PREMIUMS
-------------
  The amount of premium payment you paid less the premium expense charge and less the tax charges.

 POLICY
-------
  Columbus Life Flexible Premium Variable Universal Life Insurance Policy, including the application and any amendments, riders or endorsements.

 POLICY ANNIVERSARY
-------------------
  The same date each year as the Policy Date.

 POLICY DATE
------------
  The date from which Policy months, years and anniversaries are measured.

 POLICY SCHEDULE
----------------
  The schedule that begins on page 3 of your Policy. It contains specific information about your Policy such as the Specified Amount, your planned premium, the death benefit option you selected, required payments for guaranteed continuation of your Policy and the maximum amounts of various charges.

 POLICY YEAR
------------

  A year that starts on the your Policy Date or an anniversary of your Policy Date.

 SPECIFIED AMOUNT
-----------------

  The amount of insurance coverage provided by the Policy.

 SUB-ACCOUNT
------------
  The Sub-Account invests in the Fund, which has the same investment objective as the Sub-Account.

 SURRENDER CHARGE
-----------------
  If the Specified Amount of your Policy decreases, you will pay a surrender charge under certain circumstances.

 YOU AND YOUR
-------------
  The owner of the Policy.

CHARGES


The following describes the fees and expenses that you may pay directly or indirectly if you purchase a policy. More complete information about these fees and expenses is located in the "Charges" section of the Core Prospectus on pages 34 through 39.

                          POLICY CHARGES AND DEDUCTIONS



PERCENT OF PREMIUM CHARGES
     o   Premium Expense Charges                  4.75% (maximum of 5.50%) of premium payments

     o   Tax Charges                              Varies  by  state  of  residence  (maximum
                                                  of  3.50% of premium payments)

MONTHLY DEDUCTIONS FROM ACCOUNT VALUE
     o   Cost of Insurance Charges                Depends on the Insured's Attained Age, gender and
                                                  underwriting class, and your Specified
                                                  Amount, Account Value and death benefit option

     o   Monthly Expense Charges                  $6.00 (maximum of $7.00)

SEPARATE ACCOUNT CHARGES
     o   Mortality and Expense                    0.90% effective  annual rate (maximum of 1.00%)
         Risk Charge                              deducted daily from  the Accumulation Unit Value
                                                  of each Sub-Account

TRANSACTION CHARGES
     o   Transfer Charges                         $0 for first 12 transfers among Sub-Accounts each
                                                  Policy Year; $10 for each additional transfer in a
                                                  Policy Year - deducted from Account Value at
                                                  time of transfer

SURRENDER CHARGES
     o   Full Surrender                           Applies during the first 14 years since your Policy
                                                  Date or since the date of any increase in Specified
                                                  Amount if you surrender your Policy, or if it
                                                  terminates at the end of a grace period because no
                                                  continuation provision applies and we did not receive
                                                  sufficient premium to keep it in effect - the full
                                                  surrender charge shown in your most recent Policy
                                                  Schedule and in Supplement D to this prospectus is
                                                  deducted from Account Value at time of surrender
                                                  (maximum of $44.90 per $1,000 decrease in Specified
                                                  Amount)





                                                                           6



Other Decrease in Specified Amount             Applies during the first 14 years since your
(Upon Your Request or as a Result              Policy Date or since the date of any increase
of Partial Surrender or Withdrawal)            in Specified Amount if you request a decrease
                                               in Specified Amount, or the Specified Amount
                                               decreases as a result of partial surrender or
                                               withdrawal - a pro rata portion of the full
                                               surrender charge shown in your most recent
                                               Policy schedule and in Supplement D to this
                                               prospectus is deducted from Account Value at
                                               time of surrender or withdrawal (maximum of
                                               $44.90 per $1,000 decrease in Specified Amount),
                                               plus a $50 withdrawal fee for your second and
                                               each additional withdrawal in a Policy Year.


                                  FUND EXPENSES

                   Touchstone Income Opportunity Fund Expenses
                  (as a percentage of average daily net assets
                        and after expense reimbursement)
===============================================================================
                                     Advisor Fee  Other Expenses  Total Expenses
TOUCHSTONE INCOME OPPORTUNITY FUND*     0.65%         0.20%           0.85%**
-------------------------------------------------------------------------------

* The fee and expense figures shown for the Fund are based on amounts incurred during the fiscal year ended December 31, 1999.

** During 1999, fee waiver and expense reimbursement arrangements had the effect of reducing expenses actually paid by the Fund. Touchstone Advisors, Inc. has agreed to waive certain fees or reimburse the Fund so that the Fund's expenses do not exceed the percentage listed in this table. This agreement will remain in place until at least December 31, 2000. If the waiver and reimbursement arrangements had not been in place, the total expenses of the Fund would have been 1.29%.

                    INFORMATION ABOUT THE INVESTMENT OPTION

The Sub-Account and the Fund
After April 30, 2000, you can allocate your Net Premiums to the Touchstone Income Opportunity Sub-Account (Income Opportunity Sub-Account) only through your previously established automatic investment program or automatic asset allocation program. The Income Opportunity Sub-Account invests in the Touchstone Income Opportunity Fund (Income Opportunity Fund).

The Income Opportunity Sub-Account buys shares of the Income Opportunity Fund at net asset value without a sales charge. Dividends and capital gains distributions from the Income Opportunity Fund are reinvested at net asset value without a sales charge and held by the Income Opportunity Sub-Account as an asset. The Income Opportunity Sub-Account redeems Income Opportunity Fund shares at net asset value to the extent necessary to make payment of Death Proceeds or other payments under the Policy.

The following table contains general information about the investment advisor, investment objective and principal investment strategies of the Income Opportunity Fund. The Income Opportunity Fund advisor and sub-advisor cannot guarantee that the Income Opportunity Fund will meet its investment objectives nor is there any guarantee that your Account Value will equal or exceed the total of your Net Premiums.

The Income Opportunity Fund has a name and investment objective that is very similar the name of a publicly available mutual fund managed by the same advisor and sub-advisor. The Income Opportunity Fund is not publicly available and will not have the same performance as the publicly available mutual fund. Different performance will result from differences in various factors that affect the operation of the Income Opportunity Fund, such as implementation of investment policies, Income Opportunity Fund expenses and size of the Income Opportunity Fund. In addition, your investment return from your Policy will be less than the investment return of a shareholder in the publicly available fund because you will pay additional charges related to your Policy, such as the mortality and expense risk charge.

Touchstone Income Opportunity Fund
(Touchstone Income Opportunity Sub-Account)

Fund Family:                        Touchstone Variable Series Trust

Fund Advisor:                       Touchstone Advisors, Inc.
                                    311 Pike Street
                                    Cincinnati, Ohio  45202

Fund Sub-Advisor:                   Alliance Capital Management L.P.

Investment                          The Fund seeks to achieve a high level of
Objective:                          current income as its main goal.  The Fund
                                    may also seek to increase the value of its shares, if consistent with its main goal.

Principal Investment                The Fund invests primarily in debt
Strategies:                         securities.  These debt securities will
                                    generally be more risky non-investment grade corporate and government securities (up to 100% of total assets). Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative.

Fund Custodian:                     Investors Bank & Trust Company
                                    200 Clarendon Street
                                    Boston, Massachusetts  02116

Fund Underwriter:                   Touchstone Securities, Inc.
                                    311 Pike Street
                                    Cincinnati, Ohio  45202

More complete information about the Income Opportunity Fund, including information about its expenses, is included in its prospectus, which is attached to this Supplemental Prospectus. Please read the Income Opportunity Fund's prospectus carefully.

Changes in the Sub-Account and the Funds
As described in the Core Prospectus, we may substitute a new Fund or similar investment option for the Fund in which a Sub-Account invests. We would make a substitution to ensure the underlying Fund continues to be a suitable investment. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in the Fund's investment objectives or restrictions, a change in the availability of the Fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Policy owners.

         WE ARE CURRENTLY SEEKING APPROVAL FROM THE SEC TO SUBSTITUTE SHARES OF THE TOUCHSTONE HIGH YIELD FUND DESCRIBED IN THE CORE PROSPECTUS FOR SHARES OF THE TOUCHSTONE OPPORTUNITY FUND. AFTER WE RECEIVE THE APPROVAL FROM THE SEC, WE WILL AUTOMATICALLY REDEEM THE SHARES OF THE TOUCHSTONE INCOME OPPORTUNITY FUND HELD BY THE INCOME OPPORTUNITY SUB-ACCOUNT AND USE THE REDEMPTION PROCEEDS TO BUY SHARES OF THE TOUCHSTONE HIGH YIELD FUND.

                                     PART II

              INFORMATION NOT REQUIRED TO BE FILED IN A PROSPECTUS

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

INFORMATION AND UNDERTAKING PURSUANT TO RULE 484(B)(1) UNDER THE SECURITIES ACT OF 1933

The Code of Regulations of Columbus Life Insurance Company provides in Article VI that:

                                   ARTICLE VI
                          Indemnification and Insurance

         Section 1. Indemnification. To the fullest extent not prohibited by applicable law, the corporation shall indemnify each director, officer and employee against any and all costs and expenses (including attorney fees, judgments, fines, penalties, amounts paid in settlement, and other disbursements) actually and reasonably incurred by or imposed upon such director, officer or employee in connection with any action, suit, investigation or proceeding (or any claim or other matter therein), whether civil, criminal, administrative or otherwise in nature, including any settlements thereof or any appeals therein, with respect to which such director, officer or employee is named or otherwise becomes or is threatened to be made a party by reason of being or at any time having been a director, officer or employee of the corporation, or, at the direction or request of the corporation, a director, trustee, officer, administrator, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture or other entity or enterprise including any employee benefit plan; provided, however, that no person shall be indemnified to the extent, if any, ,that the directors, acting at a meeting at which a quorum of directors who are not parties to or threatened with any such action, suit, investigation or proceeding, determine that such indemnification is contrary to applicable law.

         Any director who is a party to or threatened with any such action, suit, investigation or proceeding shall not be qualified to vote; and if for this reason a quorum of directors, who are not disqualified from voting by reason of being parties to or threatened with such action , suit, investigation or proceeding, cannot be obtained, such determination shall be made by three attorneys at law, who have not theretofore represented the corporation in any matter and who shall be selected by all of the officers and directors of the corporation who are not parties to or threatened with any such action, suit, investigation or proceeding. If there are no officers or directors who are qualified to make such selection, the selection shall be made by a Judge of the Court of Common Pleas of Hamilton County, Ohio. Such indemnification shall not be deemed exclusive of any other right to which such director, officer or employee may be entitled under the Articles of Incorporation, this Code of Regulations, any agreement, any insurance purchased by the corporation, vote of shareholders or otherwise.

         Section 2. Insurance. The Board of Directors of the corporation may secure and maintain such policies of insurance as it may consider appropriate to insure any person who is serving or has served as a director, officer or employee of the corporation, or who is serving or has served at the request of the corporation as a director, trustee, officer, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture, or other entity or enterprise including any employee benefit plan against any liability asserted against and incurred by such person.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER POLICIES PURSUANT TO SECTION 26(E)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

Pursuant to Section 26(e) of the Investment Company Act of 1940, as amended, Columbus Life Insurance Company represents that, with respect to the Policies registered with the Securities and Exchange Commission by this Registration Statement, as it may be amended, and offered by the Prospectus included in the Registration Statement, all fees and charges imposed for any purpose and in any manner and deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Columbus Life Insurance Company.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

         The facing sheet

         Reconciliation and tie between the Items in Form N-8B-2 and the Prospectus

         The Prospectus

         The undertaking to file reports

         Other undertakings and representations

         The signatures

         Written consents filed herewith

         The following exhibits:

1.       Exhibits required by Article IX, paragraph A, of Form N-8B-2:


                     (1) Resolution of Board of Directors of the Columbus Life Insurance Company dated September 10, 1998 authorizing the establishment of the Separate Account previously filed on May 14, 1999 as
                                        Exhibit 1.(1) to the Registration
                                        Statement on Form S-6, File No.
                                        333-78489 is incorporated by reference

                     (2)                Not applicable

                     (3)   (a)          Distributor Agreement between the
                                        Columbus Life Insurance Company, on
                                        behalf of Separate Account 1, and
                                        Touchstone Securities, Inc. filed
                                        herewith

                           (b) Specimen of typical agreement(s) between Touchstone Securities, Inc. and dealers, managers, sales supervisors and salesmen*

                           (c)          Not applicable

                     (4)                Not applicable

                     (5)   (a)          Form of Columbus Life Flexible Premium
                                        Variable Universal Life Insurance Policy filed herewith*

                           (b)          Form of Disability Credit Rider*

                           (c)          Form of Children's Term Rider*

                           (d)          Form of Accidental Death Rider*

                           (e)          Form of Accelerated Death Benefit Rider*

                           (f)          Form of Insured Insurability Rider*

                           (g)          Form of Other Insured Term Rider*

                     (6)   (a)  (i)     Certificate of Incorporation of the
                                        Columbus Life Insurance Company*

                                (ii) Certificate of Amendment of Articles of Incorporation of Columbus Life Insurance Company*

                           (b) Code of Regulations of the Columbus Life Insurance Company*

                     (7)                Not applicable

                     (8)   (a)          Participation Agreement by and among AIM
                                        Variable Insurance Funds, Inc., Columbus
                                        Life Insurance Company, on behalf of
                                        itself and its separate accounts,
                                        and Touchstone Securities, Inc.*

                           (b) Agreement with respect to Trademarks and Fund Names between AIM Management Group Inc. and Columbus Life Insurance Company*

                           (c) Administrative Services Agreement between Columbus Life Insurance Company and AIM Advisors, Inc.*

                           (d) Participation Agreement by and among The Alger American Fund, Columbus Life Insurance Company on its own behalf and on behalf of its Separate Account 1 and Fred Alger & Company*

                           (e) Service Agreement between Fred Alger Management, Inc. and Columbus Life Insurance Company*

                           (f) Participation Agreement among MFS Variable Insurance Trust, Columbus Life Insurance Company and Massachusetts Financial Services Company*

                           (g) Participation Agreement among Columbus Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds

                                        Distributors LLC*

                           (h) Services Agreement between Pacific Investment Management Company and Columbus Life Insurance Company*

                           (i) Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust*

                     (9)                Not applicable

                     (10)  (a)          Form of Columbus Life Insurance Company
                                        Application for Life Insurance*

                           (b) Form of Columbus Life Insurance Company Supplement to Application for Life Insurance to be Completed When Applying for Flexible Premium Variable Universal Life*

                     (11) Description of Issuance, Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies for Columbus Life Flexible Premium Variable Universal Life Insurance Policies Offered by Columbus Life Insurance Company Separate Account 1 of Columbus Life Insurance Company*

2.       Opinion and Consent of Counsel*

3.       None

4.       Not Applicable

5.       Not required

              99.(1)  Actuarial Opinion and Consent*

              99.(2)  Consent of Ernst & Young LLP filed herewith

              99.(3)  Consent of PricewaterhouseCoopers LLP filed herewith

              99.(4)  Powers of Attorney filed herewith

* Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-78489, previously filed on August 19, 1999.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Registrant, Columbus Life Insurance Company Separate Account 1, has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Cincinnati and State of Ohio, on the 26th day of April, 2000.

                               COLUMBUS LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT 1

                               By:     COLUMBUS LIFE INSURANCE COMPANY


                               By:     /s/ Lawrence L. Grypp
                                       ---------------------
                                       Lawrence L. Grypp
                                       President and Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

PRINCIPAL EXECUTIVE OFFICER:



/s/ Lawrence L. Grypp                                  April 26, 2000
Lawrence L. Grypp
President, Director and
Chief Executive Officer

PRINCIPAL ACCOUNTING AND FINANCIAL OFFICER:

/s/ Robert L. Walker                                   April 26, 2000
Robert L. Walker
Senior Vice President and
Chief Financial Officer
DIRECTORS:

William J. Williams*
John F. Barrett*                         *By:   /s/ Lawrence L. Grypp
Paul H. Amato*                                  ---------------------
James N. Clark*                                 Lawrence L. Grypp
Robert C. Savage*                               as attorney in fact for
                                                each Director

                                         April  26, 2000

                                  EXHIBIT INDEX


EXHIBIT NO.           DESCRIPTION                                       PAGE

1.(3)(a)              Distributor Agreement between the
                      Columbus Life Insurance Company, on
                      behalf of Separate Account 1, and
                      Touchstone Securities, Inc.

99.(2)                Consent of Ernst & Young LLP

99.(3)                Consent of PricewaterhouseCoopers LLP

99.(4)                Powers of Attorney